As filed with the U.S. Securities and Exchange Commission on April 23, 2026

Registration No. 033-75996

Registration No. 811-02512

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 62	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. _______	☐

(Check appropriate box or boxes.)

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

(Exact Name of Registered Separate Account)

Voya Retirement Insurance and Annuity Company

(Name of Insurance Company

One Orange Way
Windsor, Connecticut 06095-4774

(Address of Insurance Company’s Principal Executive Offices) (Zip Code)

1-800-262-3862

(Insurance Company’s Telephone Number, including Area Code)

Tamara Saverine

Vice President, Chief Counsel

Voya Retirement Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of the Registration

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2026, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _______ pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐	If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act
☐	Insurance Company relying on Rule 12h-7 under the Exchange Act
☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

PART A

INFORMATION REQUIRED IN A PROSPECTUS

GROUP VARIABLE ANNUITY CONTRACT FOR

EMPLOYER-SPONSORED DEFERRED COMPENSATION PLANS

A GROUP DEFERRED FIXED AND VARIABLE ANNUITY CONTRACT

issued by

Voya Retirement Insurance and Annuity Company
and its
Variable Annuity Account B

This Prospectus describes the group deferred fixed and variable annuity contract (the “Contract”) issued by Voya Retirement Insurance and Annuity Company (“VRIAC,” the “Company,” “we,” “us” and “our”) through its Variable Annuity Account B (the “Separate Account”). The contract is intended to be used as a funding vehicle for deferred compensation plans sponsored by an employer for its employees and/or independent contractors (“plan” or “plans”) and to qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (the “Tax Code”). The plans may be sponsored by non-governmental tax-exempt organizations for deferrals that are subject to Tax Code Section 457 (“457 Plans”), by tax-exempt organizations for deferrals not subject to Tax Code section 457 (“Non Section 457 Plans”) or by taxable organizations (“Non Section 457 Plans”). The contract was formerly sold as a group contract and employer-owned individual contract.

Two classes of the Contract are described in this Prospectus:

•	The Installment Purchase Payment Account class of Contract.
•	The Single Purchase Payment Account class of Contract.

The Installment Purchase Payment Account class of Contract accepts ongoing, or installment, Purchase Payments into an account. The Single Purchase Payment class of Contract accepts a one-time, or single, Purchase Payment to an account.

Before you participate in the Contract through your retirement plan, you should read this Prospectus . It provides facts about the Contract and its investment options. The Contract is a complex investment and involves risks, including potential loss of principal.

The Contract offers Variable Investment Options that invest in corresponding underlying mutual funds (“Funds”) and Fixed Interest Options. More information about the Funds and the Fixed Interest Options is available in Appendix A: Investment Options Available Under the Contract. The Funds and Fixed Interest Options available to you may vary based on employer and participants should refer to their plan documents for a list of available Funds and Fixed Interest Options. Plan sponsors (generally your employer) should read this Prospectus to help determine if the Contract is appropriate for their plan.

Variations in contract benefits or features described in this prospectus may be imposed without our knowledge by some financial institutions or broker-dealers through which the Contract was sold. For more information, see “OTHER TOPICS – Financial Intermediary Variations” section of this Prospectus.

The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, negative Market Value Adjustments, taxes, and tax penalties. If you remove Account Value from the Guaranteed Accumulation Account (“GAA”), a Fixed Interest Option, before the end of a Guaranteed Term, you may be subject to a Market Value Adjustment that could result in a loss of up to 100% of your Account Value in the GAA. The Company offers systematic distribution options, which, if taken from the GAA before the end of a Guaranteed Term, may have an adverse impact on your Account Value. If you intend to make ongoing withdrawals, you should consult with your investment professional to discuss whether the Contract is appropriate for you.

Our obligations under the Contract are subject to our financial strength and claims-paying ability.

____________________________________________________________________________

PRO.75996-2 6

If you are a new Investor in the Contract,
you may cancel your Contract within 10 days of receiving it without paying fees or penalties , although we will apply the Market Value Adjustment to Account Value in the GAA.

In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Account Value. You should review this Prospectus , or consult with your investment professional, for additional information about the specific cancellation terms that apply.

____________________________________________________________________________

Additional information about certain investment products, including variable annuities and fixed interest options with market value adjustments, has been prepared by the U.S. Securities and Exchange Commission’s staff and is available at Investor.gov .

Neither the U.S. Securities and Exchange Commission ( the “SEC”) nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus . Any representation to the contrary is a criminal offense.

We do not intend for this Prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this Prospectus .

Contract Prospectus Dated May 1, 2026

PRO.75996-2 6	2

PRO.75996-2 6	3

GLOSSARY OF TERMS USED IN THIS PROSPECTUS

The following are some of the important terms used throughout this Prospectus that have special meaning. There are other capitalized terms that are explained or defined in other parts of this Prospectus .

Account Anniversary: The anniversary of the date we established your account. If your account was established on February 29th, in non-leap years, the Account Anniversary shall be March 1st.

Account Value: The value of: (1) amounts allocated to the Fixed Interest Options, including interest earnings to date; less (2) any deductions from the Fixed Interest Options (e.g., withdrawals and fees); and plus (3) the current dollar value of amounts allocated to the Subaccounts of Variable Annuity Account B, which includes investment performance and fees deducted from the Subaccounts.

Account Year: A 12-month period measured from the date we establish your account, or measured from any anniversary of that date.

Accumulation Phase: The period of time between the date the Contract became effective and the date you begin receiving Income Phase payments under the Contract. During the Accumulation Phase, you accumulate retirement benefits.

Accumulation Unit: A unit of measurement used to calculate the Account Value during the Accumulation Phase.

Accumulation Unit Value: The value of an Accumulation Unit for a Subaccount of Variable Annuity Account B. Each Subaccount of Variable Annuity Account B has its own Accumulation Unit Value, which may increase or decrease daily based on the investment performance of the applicable underlying Fund in which it invests.

Annuitant. The Annuitant is the person(s) on whose life expectancy the Income Phase payments are calculated.

Beneficiary (or Beneficiaries): The person designated to receive the death benefit payable under the Contract.

Contract or Contracts: The group deferred fixed and variable annuity Contract offered by your Plan Sponsor as a funding vehicle for your retirement plan.

Contract Holder: The person to whom or entity to which we issue the Contract. Generally, the Plan Sponsor. We may also refer to the Contract Holder as the Contract Owner.

Contract Year: A 12-month period measured from the date we establish the Contract, or measured from any anniversary of that date.

Customer Service: The location from which we service the Contracts. The mailing address and telephone number of Customer Service is Defined Contributions Administration, P.O. Box 990063, Hartford, CT 06199-0063, 1-800-584-6001.

Fixed Interest Options: The Guaranteed Accumulation Account, the Fixed Account, the Fixed Plus Account and the Fixed Plus Account II A are Fixed Interest Options that may be available during the Accumulation Phase under some Contracts. Amounts allocated to the Guaranteed Accumulation Account are deposited in a nonunitized separate account established by the Company. Amounts allocated to the Fixed Interest Options are held in the Company’s General Account which supports insurance and annuity obligations.

Fund(s): The underlying mutual Funds in which the Subaccounts invest.

General Account: The account that contains all of our assets other than those held in Variable Annuity Account B or one of our other separate accounts.

Good Order: Generally, a request is considered to be in “Good Order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out. We can only act upon written requests that are received in Good Order.

Guaranteed Term(s): The Guaranteed Term is the period of time account dollars must be left in an account in order to earn a specified guaranteed interest rate.

PRO.75996-2 6	4

Income Phase: The period during which you receive payments from your Contract.

Installment Purchase Payment: A Purchase Payment method whereby ongoing contributions are made over time into an account (an “Installment Purchase Payment Account”). Payments to an Installment Purchase Payment Account must be at least $100 per month ($1,200 annually). No payment may be less than $25.

Investor (also “you” or “participant”): The individual who participates in the Contract through a retirement plan.

MVA: A Market Value Adjustment applicable to amounts removed from the Guaranteed Accumulation Account (GAA) prior to the end of a Guaranteed Term.

Net Asset Value: A Fund’s current market value.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Purchase Payment: Collectively, the initial Purchase Payment and any additional Purchase Payment.

Purchase Payment Period (also called “Deposit Cycle” in the Contract): For Installment Purchase Payments, the period of time it takes to complete the number of Installment Purchase Payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 Purchase Payments are made. If only 11 Purchase Payments are made, the payment period is not completed until the twelfth Purchase Payment is made. At any given time, the number of payment periods completed cannot exceed the number of Account Years completed, regardless of the number of payments made.

Single Purchase Payment: A Purchase Payment method whereby a lump-sum contribution (rollover, exchange or other one-time contribution) is transferred from a previous plan into an account (a “Single Purchase Payment Account”) in accordance with our procedures in effect at the time of purchase.

Subaccount: Division(s) of Variable Annuity Account B that are investment options under the Contract. Each Subaccount invests in a corresponding underlying mutual Fund.

Tax Code: The Internal Revenue Code of 1986, as amended.

VRIAC, the Company, we, us and our: Voya Retirement Insurance and Annuity Company, a stock company domiciled in Connecticut, that issues the Contract described in this Prospectus .

Valuation Date: Each date on which the Accumulation Unit Value of the Subaccounts of Variable Annuity Account B and the Net Asset Value of the shares of the underlying Funds are determined. Currently, these values are determined after the close of business of the New York Stock Exchange (“NYSE”) on any normal Business Day, Monday through Friday, when the NYSE is open for trading.

Variable Annuity Account B, the Separate Account: Voya Variable Annuity Account B, a segregated asset account established by us to fund the variable benefits provided by the Contract. The Variable Annuity Account B is registered as a unit investment trust under the Investment Company Act of 1940 (the “ 1940 A ct”), as amended, and it also meets the definition of “separate account” under the federal securities laws.

Variable Investment Options: The Subaccounts of Variable Annuity Account B. Each one invests in a specific mutual Fund.

PRO.75996-2 6	5

OVERVIEW OF THE CONTRACT

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the related Statement of Additional Information (“SAI”), the Contract and the summary or full prospectuses for the Funds being considered. We urge you to read the entire Prospectus as it describes all material features and benefits of the Contract and your rights and limitations thereunder. It also sets forth information you should know before making the decision to participate in the Contract through your retirement plan. Certain features and benefits may vary depending on the state in which your Contract is issued.

Certain features and benefits may vary depending on the state in which your Contract is issued, and any such material state variations are disclosed in the discussion of the features and benefits in the Prospectus. Additionally, variations in contract benefits or features described in this Prospectus may be imposed without our knowledge by some financial institutions or broker-dealers through which the Contract was sold. For more information, see “OTHER TOPICS – Financial Intermediary Variations” section of this Prospectus. If you have any questions about any limitations, restrictions, or other variations related to the Portfolios, contract benefits or other contract features available to you, please reach out to your financial institution or broker-dealer.

Purpose

The Contract described in this Prospectus is a group deferred fixed and variable annuity contract. It is intended to be used as a funding vehicle for deferred compensation plans sponsored by an employer for its employees and/or independent contractors (“plan” or “plans”) and to qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (the “Tax Code”). The plans may be sponsored by non-governmental tax-exempt organizations for deferrals that are subject to Tax Code Section 457 (“457 Plans”), by tax-exempt organizations for deferrals not subject to Tax Code section 457 (“Non Section 457 Plans”) or by taxable organizations (“Non Section 457 Plans”). There are two classes of Contract described in this Prospectus, the Installment Purchase Payment Account class of Contract and the Single Purchase Payment Account class of Contract. The Installment Purchase Payment Account class of Contract accepts ongoing, or installment, Purchase Payments into an account. The Single Purchase Payment class of Contract accepts a one-time, or single, Purchase Payment to an account.

The Contract is designed for Investors who intend to accumulate funds for retirement purposes, and thus is best suited for those with a long investment horizon. The Contract should not be viewed as a highly liquid investment. In that regard, early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time your money is left in the Contract. For these reasons, you should not participate in this Contract if you are looking for a short-term investment. When considering whether to purchase or participate in the Contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Phases of Contract

The Contract has two phases: An Accumulation Phase and an Income Phase.

Accumulation Phase: During the Accumulation Phase, you direct us to invest your Purchase Payments or Account Value among the following investment options:

•	Variable Investment Options; and/or
•	Fixed Interest Options.

The Variable Investment Options: The Variable Investment Options are Subaccounts within the Separate Account. Each Subaccount invests its assets directly in shares of a corresponding underlying Fund, and each Fund has its own distinct investment objectives, fees and expenses and investment advisers. Earnings on amounts invested in a Subaccount will vary depending upon the performance and fees of the corresponding underlying Fund. You do not invest directly in or hold shares of the Funds.

There is no guarantee that your Account Value will increase. Depending upon the investment experience of each Fund in which a Subaccount invests, your Account Value may increase or decrease daily. You bear the investment

PRO.75996-2 6	6

risk for the Funds in which the Subaccounts invest; you will benefit from favorable investment experience but also bear the risk of poor investment performance.

The Fixed Interest Options: The following Fixed Interest Options may be available through the Contract:

•	The Guaranteed Accumulation Account;
•	The Fixed Account and Fixed Account 2;
•	The Fixed Plus Account; and
•	The Fixed Plus Account II A.

Not all Fixed Interest Options may be available for current or future investment. The Guaranteed Accumulation Account is no longer offered for sale to new plans.

Additional information about the Variable Investment Options and Fixed Interest Options is provided in an appendix to this document. See “APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.”

Income Phase: During the Income Phase, you start receiving annuity, or Income Phase, payments from your Contract. The Contract offers several Income Phase payment options. However, you will be unable to make withdrawals, and any death benefits will terminate. In general, you may:

•	Receive Income Phase payments over a lifetime or for a specified period;
•	Receive Income Phase payments monthly, quarterly, semi-annually or annually;
•	Select an Income Phase option that provides a death benefit to Beneficiaries; or
•	Select fixed Income Phase payments or payments that vary based on the performance of the Variable Investment Options you select.

For more information about the Income Phase, see “INCOME PHASE” section of this Prospectus.

Contract Features

Death Benefit. A Beneficiary may receive a death benefit in the event of your death during both the Accumulation and Income Phases (described above). The availability of a death benefit during the Income Phase depends upon the Income Phase annuity payment option selected. See “DEATH BENEFIT” and “THE INCOME PHASE – Death Benefit During the Income Phase.”

Systematic Distribution Options. These allow you to receive regular payments from your account, while retaining the account in the Accumulation Phase. See “SYSTEMATIC DISTRIBUTION OPTIONS.”

Withdrawals. During the Accumulation Phase, you may, under some plans, withdraw all or part of your Account Value. Amounts withdrawn may be subject to a Market Value Adjustment (for amounts in the GAA), an early withdrawal charge, other deductions, tax withholding, taxation and tax penalties, as well as significant reductions to your Account Value and the Death Benefit, perhaps by more than the amount withdrawn. See “WITHDRAWALS.”

Taxation. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “FEDERAL Tax Considerations.”

Contract Adjustments

You could lose a significant amount of money due to a Market Value Adjustment (“MVA”) if you remove Account Value from the Guaranteed Accumulation Account (“GAA”), a Fixed Interest Option, before the end of a Guaranteed Term. A negative MVA may apply if you withdraw or transfer Account Value from the GAA, or upon payments due to the death of the participant, if paid more than six months following death (or disability, if applicable).

PRO.75996-2 6	7

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?

Yes. If the Investor withdraws money from the Contract within ten (10) completed Purchase Payment Periods, the Investor can be assessed an early withdrawal charge equal to a maximum of 5% of the amount withdrawn. The specified maximum percentage referenced in the preceding sentence applies to withdrawals from Contracts with installment Purchase Payments and the withdrawal charge schedule that applies to that account, but it will never exceed 8.50% of total Purchase Payments.

For example, if you make an early withdrawal from a Contract with installment Purchase Payments, you could pay a surrender charge of up to $5,000 on a $100,000 investment. This loss will be greater if there is a negative Market Value Adjustment, taxes, or tax penalties.

If all or a portion of your Account Value is removed from the Guaranteed Accumulation Account before the Guaranteed Term, we will apply a Market Value Adjustment, which may be negative and could cause a potential loss of up to 100% of your Account Value in the GAA. For example, you allocate $100,000 to the GAA with a 3-year Guaranteed Term and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a surrender charge, taxes, and tax penalties. A MVA may apply if you withdraw or transfer Account Value from the GAA, or upon payments due to the death of the participant, if paid more than six months following death (or disability, if applicable).

See “FEE TABLE – Transaction Expenses,” “FEE TABLE – Adjustments,” “CHARGES, FEES AND ADJUSTMENTS – Transaction Fees – Early Withdrawal Charge,” and “CHARGES, FEES AND ADJUSTMENTS – Market Value Adjustments.”

Are There Transaction Charges?

Yes.

•   In addition to the early withdrawal charge and Market Value Adjustments, the Investor may also be charged for fund redemption fees; and

•   Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate.

See “CHARGES, FEES AND ADJUSTMENTS.”

PRO.75996-2 6	8

FEES, EXPENSES AND ADJUSTMENTS (continued from previous page)
Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The Base Contract Expenses include an administrative expense change equal to 0.25% annually of your Account Value invested in the Subaccounts. The administrative expense charge and the $20 annual maintenance fee may be waived, reduced or eliminated in certain circumstances.
Annual Fee	Minimum	Maximum
Base Contract Expense (varies by Contract class)	1.50%[1,2]	1.50% [1,2]
Portfolio Company fees and expenses	0.46%[3]	1.51%[3]
Are There Ongoing Fees and Expenses?	Yes. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative Market Value Adjustments that substantially increase costs.
Lowest Annual Cost Estimate: $439	Highest Annual Cost Estimate: $2,549

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   No optional benefits; Fees and expenses of least expensive Fund;

•   No sales charges; and

•   No additional Purchase Payments, transfers or withdrawals.

Assumes: • Investment of $100,000; • 5% annual appreciation; Fees and expenses of most expensive Fund; • No sales charges; and • No additional Purchase Payments, transfers or withdrawals.
See “FEE TABLE — Periodic Fees and Expenses” and “CHARGES, FEES AND ADJUSTMENTS — Periodic Fees and Charges.”

[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include (1) the mortality and expense risk charge (1.50%), which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit including any guaranteed death benefits; (2) an administrative expense charge of up to 0.25%; and (3) a $20 annual maintenance fee converted to an annual percentage equal to 0.000175024%. The administrative expense charge and the annual maintenance fee may be reduced or eliminated in certain circumstances. The minimum amount reflects these waivers, reductions or eliminations, while the maximum amount does not. The minimum and maximum amounts include the maximum mortality and expense risk charge of 1.50%, although this charge may be reduced if a plan meets certain criteria and we agree to the reduction with the Contract Holder in writing. See “CHARGES , FEES AND ADJUSTMENTS – Periodic Fees and Charges.”
[3]	As a percentage of the Portfolio Company’s net assets. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025 and will vary from year to year.

PRO.75996-2 6	9

RISKS
Is There a Risk of Loss from Poor Performance?	Yes. An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Is This a Short-Term Investment?

No. This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½. You might be subject to federal and state income taxes and a 10% penalty.

Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties. Amounts removed from the Guaranteed Accumulation Account before the end of a Guaranteed Term may also result in a negative Market Value Adjustment. At the end of the Guaranteed Term we will reallocate your Account Value in the GAA according your instructions. If you have not provided instructions, we will automatically reinvest the maturing investment into a guaranteed term available in the current deposit period. For contracts that distinguish between short- and long-term classifications, we will generally transfer the maturing investment to the available deposit period for the guaranteed term having the shortest maturity within the same classification. For other contracts, we will generally transfer the maturing investment in the following manner based upon availability:

•   To a guaranteed term of the same duration, if available;

•   To a guaranteed term with the next shortest duration, if available; or

•   To a guaranteed term with the next longest duration.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

What Are the Risks Associated with the Investment Options?

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and “THE INVESTMENT OPTIONS – The Fixed Interest Options.”

What Are the Risks Related to the Insurance Company?

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims-paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT - The General Account.”

PRO.75996-2 6	10

RESTRICTIONS
Are There Limits on the Investment Options?

Yes.

•   Your plan may limit the number of investment options you may select at any one time. Please refer to your plan documents for more information;

•   Some Subaccounts and Fixed Interest Options may not be available through your plan. Please refer to your plan documents for a list of Subaccounts and Fixed Interest Options available to you;

•   Some financial institutions or broker-dealers through which the Contract is sold may limit the availability of certain investment options;

•   Not all Fixed Interest Options may be available for current or future investment;

•   There are certain restrictions on transfers from the Fixed Interest Options;

•   The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•   The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS – Selecting Investment Options and Right to Change the Separate Account,” “THE CONTRACT – Limits on Frequent or Disruptive Transfers” and “OTHER TOPICS – Financial Intermediary Variations.”

Are There any Restrictions on Contract Benefits?

Yes.

•   We may discontinue or restrict the availability of an optional benefit;

•   Benefits available to you may vary based on your plan. Please refer to your plan documents for benefits available to you;

•   Some financial institutions or broker-dealers through which the Contract is sold may limit the availability of certain Contract benefits;

•   If not required under your plan, we may discontinue the availability of one or all of the Systematic Distribution Options at any time and/or change the terms of future elections; and

•   Withdrawals may reduce the amount of a death benefit based on Purchase Payments by more than the amount withdrawn.

See “THE CONTRACT – Contract Provisions and Limitations - The Asset Rebalancing Program,” “DEATH BENEFIT – Death Benefit Options,” “SYSTEMATIC DISTRIBUTION OPTIONS - Availability of Systematic Distribution Options,” and “OTHER TOPICS – Financial Intermediary Variations.”

TAXES
What Are the Contract’s Tax Implications?

•   You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•   There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•   Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS.”

PRO.75996-2 6	11

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?

•   We pay compensation to broker/dealers whose registered representatives sell the Contract.

•   Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

•   Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “OTHER TOPICS – Contract Distribution.”

Should I Exchange My Contract?

Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should exchange your contract only if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new Contract rather than continue to own the existing contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

PRO.75996-2 6	12

FEE TABLE

The following tables describe the fees , expenses and adjustments that you will pay when buying, owning and surrendering or making withdrawals from an Investment Option or the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from the Contract or transfer Account Value between investment options. State premium taxes may also be deducted.

Transaction Expenses

Maximum Early Withdrawal Charge[1]
(as a percentage of amount withdrawn, if applicable)	5.00%
Premium Tax[2]	0.00% to 4.00%

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Account Value is removed from the Guaranteed Accumulation Account or from the Contract before the expiration of a specified period.

ADJUSTMENTS

Guaranteed Accumulation Account Maximum Potential Loss Due to Market Value Adjustment (as a percentage of Account Value withdrawn from the Guaranteed Accumulation Account)[3]	100%

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses ).

[1]	This is a deferred sales charge. This charge only applies to withdrawals from Installment Purchase Payment Accounts. See “CHARGES, FEES AND ADJUSTMENTS” for the Installment Purchase Payment Account’s early withdrawal charge schedule. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. This charge may be waived, reduced or eliminated in certain circumstances. See “CHARGES, FEES AND ADJUSTMENTS.”
[2]	We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES , Fees and adjustments ‒ Premium and Other Taxes.”
[3]	A Market Value Adjustment will apply to withdrawals or transfers from the Guaranteed Accumulation Account. Withdrawals due to the election of a lifetime income option and Withdrawals due to the death of the participant (if paid within the first six months following death) will be subject to an aggregate MVA only if it is positive. All other withdrawals will be subject to an aggregate MVA, regardless of whether it is positive or negative. For more information, see “CHARGES, FEES AND ADJUSTMENTS - Contract Adjustments.”

PRO.75996-2 6	13

Annual Contract Expenses

	Single Purchase Payment Account Contract	Installment Purchase Payment Account Contract
Annual Maintenance Fee[1]	$0.00	$20.00
Base Contract Expenses[2] (as a percentage of average Account Value)	1.50%	1.50%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the Funds available under the Contract, including their annual expenses, may be found in APPENDIX A of this Prospectus .

Annual Fund Expenses

Total Annual Fund Operating Expense	Applicable to All Contract Classes
	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2025).	0.46%	1.51%
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2025) after any waivers or expense reimbursements. [3]	0.46%	1.44%

See “CHARGES , FEES AND ADJUSTMENTS – Fund Fees and Expenses” for additional information about the fees and expenses of the Funds, including information about the revenue we may receive from each of the Funds or the Funds’ affiliates.

[1]	These fees may be waived, reduced or eliminated in certain circumstances. See “CHARGES , Fees AND ADJUSTMENTS - Periodic Fees and Charges.”
[2]	The mortality and expense risk charge, included in the Base Contract Expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit. The Base Contract Expenses also reflect an administration expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. These fees may be reduced or eliminated in certain circumstances. See “CHARGES , FEES AND ADJUSTMENTS — Periodic Fees and Charges.”
[3]	Any expense waivers or reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the Fund company’s board of directors.

PRO.75996-2 6	14

Examples

These examples are intended to help you compare the cost of investing in the Variable Investment Options with the cost of investing in other annuity contracts that offer Variable Investment Options . These costs include transaction expenses, annual Contract expenses and annual Fund expenses.

The Example assumes all Account Value is allocated to the Variable Investment Options. Your costs could differ from those below if you invest in the Fixed Income Options, including the GAA. The examples do not reflect the Market Value Adjustment you may incur if you remove Contract Value from the GAA prior to the end of a Guarantee Period.

The following examples assume that you invest $100,000 in the Variable Investment Options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example A: If you withdraw your entire Account Value at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$8,140	$14,608	$21,335	$33,273
Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:**	1 Year	3 Years	5 Years	10 Years
	$3,040	$9,303	$15,818	$33,273

*	This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Accounts. The Installment Purchase Payment Accounts schedule is listed in “CHARGES , FEES AND ADJUSTMENTS .” Under that schedule, if only one $100,000 payment was made as described above, fewer than five Purchase Payment periods would have been completed at the end of years one, three and five, and the 5% charge would apply. At the end of the tenth Account Year, the early withdrawal charge is waived regardless of the number of Purchase Payment Periods completed and no early withdrawal charge would apply.
**	This example does not apply if during the Income Phase a nonlifetime payment option is elected with variable payments and a lump-sum withdrawal is requested within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the Accumulation Phase and may be subject to an early withdrawal charge as shown in Example A.

PRO.75996-2 6	15

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

The decision to participate or invest in the Contract should be discussed with your financial representative. Make sure that you understand the risks you will face when you consider an investment in the Contract.

There are risks associated with investing in the Contract.

•	Market Risk - You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds. There also is investment risk associated with an investment in the Guaranteed Accumulation Account if you remove Account Value before the end of a Guaranteed Term. If interest rates at the time of a withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account;
•	Early Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state taxes, including a 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You may also incur a negative MVA if you remove Account Value from the Guaranteed Accumulation Account before the end of a Guaranteed Term. Under extreme conditions, you could lose up to 100% of your withdrawal from the GAA due to a negative MVA. W ithdrawal s can result in a significant reduction in your Account Value, death benefit and benefits under a participant certificate, potentially by more than the amount withdrawn. Because of Contract features like the Early Withdrawal Charge and given the tax consequences referred to above, you should not view the Contract as a short term savings vehicle;
•	Insurance Company Insolvency - It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
•	Contract Changes - We do not guarantee that each Fund or Fixed Interest Option will always be available for investment through the Contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, combine two or more Subaccounts; close Subaccounts and, unless we receive alternative allocation instructions, allocate all future amounts directed to the Subaccount that was closed or is unavailable among the other available Subaccounts according to the most recent allocation instructions we have on file; or substitute a new Fund for a Fund in which a Subaccount currently invests. Additionally, we may limit your ability to make transfers between investment options if you violate our policy on frequent or disruptive transfers;
•	Contract Benefits - Withdrawals may reduce the amount of a death benefit based on Purchase Payments by more than the amount of the loan or withdrawal due to proportional reductions in the premium amount;
•	Tax Consequences - Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract;
•	Short-Term Investment - You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
•	Business Disruption and Cybersecurity Risks - We rely on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks).

Cybersecurity risks include, but are not limited to, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our website (or the websites of third parties on whom we rely), disruption of routine business operations, and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.

PRO.75996-2 6	16

Systems failures and cybersecurity incidents affecting us, our affiliates, the underlying funds, intermediaries, service providers, and other third parties on whom we rely may adversely affect your contract value and interfere with our ability to process contract transactions and calculate contract values. Systems failures and cybersecurity breaches may cause us to be unable to process orders from our website or with the underlying funds, cause us to be unable to calculate unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and our service providers and intermediaries to regulatory fines, litigation, and financial losses, and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value.

The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability of our employees or the employees of our service providers to perform their job responsibilities. They could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

THE COMPANY

The Company issues the Contracts described in this Prospectus and is responsible for providing each Contract’s insurance and annuity benefits. All guarantees and benefits provided under the Contract are subject to the financial strength and claims paying ability of the Company and our General Account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002 until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange (“NYSE”) under the symbol “VOYA.”

We are engaged in the business of issuing insurance and annuities and providing financial services in the United States. We are authorized to conduct business in all states, the District of Columbia, Guam, Puerto Rico and the Virgin Islands. We are obligated to pay all amounts under the Contracts, subject to our financial strength and claims-paying ability.

Our principal executive offices are located at:

One Orange Way

Windsor, CT 06095-4774

PRO.75996-2 6	17

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor, the Internal Revenue Service (“IRS”) and the Office of the Comptroller of the Currency. For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

VARIABLE ANNUITY ACCOUNT B

We established Variable Annuity Account B (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the e 1940 Act. It also meets the definition of “separate account” under the federal securities laws.

Income, gains, and losses credited to, or charged against, the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of VRIAC’s other assets. The assets of the Separate Account equal to contract liabilities may not be used to pay any liabilities of VRIAC other than those arising from the Contract. However, Separate Account assets that exceed contract liabilities are subject to any liabilities of VRIAC. VRIAC is obligated to pay all amounts promised to Investors under the Contract.

THE INVESTMENT OPTIONS

The Contract offers Variable Investment Options and Fixed Interest Options. The Contract Holder or you, if the Contract Holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future Purchase Payments or the transfer of existing balances among investment options may be requested by contacting Customer Service, electronically at www.voyaretirementplans.com or through such other means as may be available under our administrative procedures in effect from time to time. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected.

We may add, withdraw or substitute investment options subject to the conditions in the Contract and in compliance with regulatory requirements.

The Variable Investment Options

These options are Subaccounts of the Separate Account. Each Subaccount invests directly in shares of a corresponding mutual Fund, and your Account Value in a Subaccount will vary depending upon the performance and fees of its underlying Fund. There is a risk of loss of the entire amount invested. You do not invest directly in or hold shares of the Funds.

I nformation regarding each Fund available through the Subaccounts of the Separate Account , including (i) its name, (ii) a brief statement concerning its investment objectives, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance is available in an appendix to this Prospectus. See APPENDIX A: INVESTMENTS OPTIONS AVAILABLE UNDER THE CONTRACT. Each Fund has issued a prospectus that contains more detailed information about the Fund. Fund prospectus es , which may be amended from time to time, that can be found online at

PRO.75996-2 6	18

https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA00980 or may be obtained free of charge by contacting Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

Selection of Underlying Funds

The underlying Funds available through the Contracts described in this Prospectus are determined by the Company but ultimately selected by the Plan Sponsor. When determining which underlying Funds to make available, we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying Fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying Fund or its service providers (e.g., the investment adviser or subadvisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the Fund can provide marketing and distribution support for sales of the Contracts. (For additional information on these arrangements, please refer to the “Revenue from the Funds” subsection of this Prospectus .) We review the Funds periodically and may, subject to certain limits or restrictions, remove a Fund or limit its availability to new investment if we determine that a Fund no longer satisfies one or more of the selection criteria, and/or if the Fund has not attracted significant allocations under the Contracts. We have included certain of the Funds at least in part because they are managed or subadvised by our affiliates.

We do not recommend or endorse any particular Fund, and we do not provide investment advice.

Fund of Funds

Certain Funds may be structured as “Fund of Funds” or “master-feeder” Funds. These Funds may have higher fees and expenses than a Fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying Funds in which they invest. These Funds may be affiliated Funds, and the underlying Funds in which they invest may be affiliated as well. The Fund prospectus es disclose the aggregate annual operating expenses of each Fund and its corresponding underlying Fund or Funds.

Funds With Managed Volatility Strategies

As described in more detail in the Fund prospectuses , certain Funds employ a managed volatility strategy that is intended to reduce the Fund’s overall volatility and downside risk. During rising markets, the hedging strategies employed to manage volatility could result in your Account Value rising less than would have been the case if you had been invested in a Fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on performance. On the other hand, investing in Funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your Account Value may decline less than would have been the case if you had not invested in Funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the Fund’s optimal risk targets, and the Fund may not perform as expected.

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the Funds or the Funds’ affiliates. This revenue may include:

•	A share of the management fee;
•	Service fees;
•	For certain share classes, 12b-1 fees; and
•	Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity. Service fees and additional payments (sometimes collectively referred to as subaccounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the Funds or the Funds’ affiliates, such as:

•	Communicating with customers about their Fund holdings;
PRO.75996-2 6	19

•	Maintaining customer financial records;
•	Processing changes in customer accounts and trade orders (e.g. purchase and redemption requests);
•	Recordkeeping for customers, including Subaccounting services;
•	Answering customer inquiries about account status and purchase and redemption procedures;
•	Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;
•	Transmitting proxy statements, annual and semi-annual reports, Fund prospectuses and other Fund communications to customers; and
•	Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b-1 fees are deducted from Fund assets. Any such fees deducted from Fund assets are disclosed in the Fund prospectuses . Additional payments, which are not deducted from Fund assets and may be paid out of the legitimate profits of Fund advisers and/or other Fund affiliates, do not increase, directly or indirectly, Fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the Company may receive from each of the Funds or from the Funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the Funds offered through the Contract. This revenue is one of several factors we consider when determining Contract fees and charges and whether to offer a Fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated Funds than to offer unaffiliated Funds.

Assets allocated to affiliated Funds, meaning Funds managed by Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated Funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated Funds, meaning Funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Additionally, in the case of affiliated Funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated Funds or their affiliates is based on an annual percentage of the average net assets held in that Fund by the Company. Some unaffiliated Funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

If the unaffiliated Fund families currently offered through the Contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2025 , in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

American Funds	Calvert Variable Product Funds
Fidelity Variable Insurance Product Funds	Victory Fund
Invesco	Columbia Funds
Franklin Templeton Variable Insurance Product Fund	Eaton Vance
Lord Abbett Funds	Federated Hermes
PIMCO Funds

If the revenues received from the affiliated Funds were taken into account when ranking the Funds according to the total dollar amount they paid to the Company or its affiliates in 2025 , the affiliated Funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated Funds described above, affiliated and unaffiliated Funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a Fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing

PRO.75996-2 6	20

materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel, and opportunities to host due diligence meetings for representatives and wholesalers. Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated Funds. See also “Contract Distribution.”

Voting Rights

Each of the Subaccounts holds shares in a Fund and each is entitled to vote at regular and special meetings of that Fund. Under our current view of applicable law, we will vote the shares for each Subaccount as instructed by persons having a voting interest in the Subaccount. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Under the Contracts described in this Prospectus , the Contract Holder, not the participant, has all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Accordingly, it is possible for a small number of persons (assuming there is a quorum) to determine the outcome of a vote.

Each person who has a voting interest in the Separate Account will receive periodic reports relating to the Funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any Fund the Contract holder invests in through the Subaccounts. Additionally:

•	During the Accumulation Phase, the number of votes is equal to the portion of the Account Value invested in the Fund, divided by the Net Asset Value of one share of that Fund; and
•	During the Income Phase, the number of votes is equal to the portion of reserves set aside for the Contract’s share of the Fund, divided by the Net Asset Value of one share of that Fund.

Right to Change the Separate Account

We do not guarantee that each Fund will always be available for investment through the Contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the Separate Account with respect to some or all classes of Contracts:

•	Offer additional Subaccounts that will invest in new Funds or Fund classes we find appropriate for contracts we issue;
•	Combine two or more Subaccounts;
•	Close Subaccounts. We will provide advance notice by a supplement to this Prospectus if we close a Subaccount. If a Subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the Subaccount that was closed or is unavailable may be automatically allocated among the other available Subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available Subaccounts, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting Customer Service at 1-800-584-6001;
•	Substitute a new Fund for a Fund in which a Subaccount currently invests. In the case of a substitution, the new Fund may have different fees and charges than the Fund it replaced. A substitution may become necessary if, in our judgment:
•	A Fund no longer suits the purposes of your Contract;
•	There is a change in laws or regulations;
•	There is a change in the Fund’s investment objectives or restrictions;
•	The Fund is no longer available for investment; or
•	Another reason we deem a substitution is appropriate.
•	Stop selling the Contract;
•	Limit or eliminate any voting rights for the Separate Account; or
•	Make any changes required by the 1940 Act or its rules or regulations.
PRO.75996-2 6	21

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your Plan Sponsor.

We reserve the right to transfer Separate Account assets to another separate account that we determine to be associated with the class of Contracts to which the Contract belongs.

Fixed Interest Options

The following Fixed Interest Options may be available through the Contract:

•	The Guaranteed Accumulation Account;
•	The Fixed Account and Fixed Account 2;
•	The Fixed Plus Account; and
•	The Fixed Plus Account II A.

Not all Fixed Interest Options may be available for current or future investment. Information regarding the features of each currently offered Fixed Interest Option, including (i) its name, (ii) its term, and (iii) its minimum guaranteed interest rate, is available in an appendix to this Prospectus. See APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.

Guaranteed Accumulation Account

The Guaranteed Accumulation Account is a Fixed Interest Option that may be available during the Accumulation Phase under the Contracts. The Guaranteed Accumulation Account is no longer offered for sale to new plans. Amounts allocated to the Guaranteed Accumulation Account will be deposited in a nonunitized separate account established by the Company. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time (the “Guaranteed Term”). If you withdraw or transfer those amounts before the Guaranteed Term has elapsed, we may apply a Market Value Adjustment, which may be positive or negative. You could lose a significant amount of money due to the Market Value Adjustment if amounts are removed from the Guaranteed Accumulation Account prior to the end of its term.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your local representative or the Company to learn:

•	The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.
•	The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (“Guaranteed Term”), in order to earn the guaranteed interest rate.

Deposit Periods. A Deposit Period is the time during which we offer a specific interest rate if you deposit dollars for a certain Guaranteed Term. For a particular interest rate and Guaranteed Term to apply to your account dollars, you must invest them during the Deposit Period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the minimum rate stated in the Contract, which in no case is lower than 0.25%.

Except for certain contracts issued in the state of New York, several different guaranteed interest rates may be applicable during a guaranteed term of more than one year. The initial guaranteed interest rate is credited from the date of deposit to the end of a specified period within the guaranteed term. We may credit several different

PRO.75996-2 6	22

guaranteed interest rates for subsequent specific periods of time within the guaranteed term. For example, for a five-year guaranteed term we may guarantee 5% for the first year, 4.75% for the next two years, and 4.5% for the remaining two years.

Our guaranteed interest rates are influenced by, but do not necessarily correspond to, interest rates available on fixed income investments we may buy using deposits directed to the Guaranteed Accumulation Account. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends and competitive factors. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates, but the interest rate will never be lower than the guaranteed minimum interest rate set forth in your Contract, if any.

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment. A Market Value Adjustment may apply if you withdraw or transfer Account Value from the GAA, or upon payments due to the death of the participant, if paid more than six months following death (or disability, if applicable) before the Guaranteed Term is completed. You could lose a significant amount of money due to the Market Value Adjustment if amounts are removed from the GAA prior to the end of its Guaranteed Term.

For additional information regarding market value adjustments, see “Charges, Fees and Adjustments” and the Statement of Additional Information.

Guaranteed Terms. The Guaranteed Term is the period of time account dollars must be left in the Guaranteed Accumulation Account in order to earn the guaranteed interest rate specified for that Guaranteed Term. We offer different Guaranteed Terms at different times. Check with your sales representative or Customer Service to learn the details about the Guaranteed Term(s) currently being offered.

In general we offer the following Guaranteed Terms:

•	Short-term – three years or less; and
•	Long-term – ten years or less, but greater than three years.

Generally, we will offer at least one guaranteed term of three years or less and one guaranteed term of more than three years in any deposit period. However, under certain contracts we reserve the right to limit the guaranteed terms or guaranteed term classifications offered, as well as the right to discontinue offering GAA. We offer guaranteed terms at our discretion for various periods ranging from one to ten years.

Maturity of a Guaranteed Term. We will notify the contract holder or you, if applicable, at least 18 calendar days prior to the maturity of a guaranteed term. We will include information relating to the current deposit period’s guaranteed interest rates and the available guaranteed terms. You may obtain information concerning available deposit periods, guaranteed interest rates, and guaranteed terms five business days prior to the maturity date by calling 1-800-584-6001.

On or before the end of a Guaranteed Term, the contract holder or you, if applicable, may instruct us to:

•	Transfer the matured amount to one or more new guaranteed terms available under the current deposit period;
•	Transfer the matured amount to other available investment options; or
•	Withdraw the matured amount.

Amounts withdrawn may be subject to an early withdrawal charge, tax withholding, and tax penalties. When a guaranteed term ends, if we have not received instructions, we will automatically reinvest the maturing investment into a guaranteed term available in the current deposit period. For contracts that distinguish between short- and long-term classifications, we will generally transfer the maturing investment to the available deposit period for the guaranteed term having the shortest maturity within the same classification. For other contracts, we will generally transfer the maturing investment in the following manner based upon availability:

•	To a guaranteed term of the same duration, if available;
•	To a guaranteed term with the next shortest duration, if available; or
•	To a guaranteed term with the next longest duration.
PRO.75996-2 6	23

If you do not provide instructions concerning the maturing amount on or before the end of a guaranteed term, and this amount is automatically reinvested as noted above, the contract holder or you, if applicable, may, for a limited time, transfer or withdraw all or a portion of the matured investment that was transferred without the application of an MVA. As described above, other fees, including an early withdrawal charge, may be assessed on amounts withdrawn.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among Guaranteed Terms offered through the Guaranteed Accumulation Account and/or to other investment options offered through the Contract. However, transfers may not be made during the Deposit Period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that Deposit Period. The deposit period is the period of time during which the contract holder or you, if applicable, may direct investments to a particular guaranteed term(s) and receive a stipulated guaranteed interest rate(s). Each deposit period may be a month, a calendar quarter, or any other period of time we specify. We will apply an MVA to transfers made before the end of a Guaranteed Term.

For contracts that do not distinguish between short- and long-term classifications, the contract holder or you, if applicable, may choose the guaranteed term from which funds will first be withdrawn. If there is more than one guaranteed term of the same duration, we will withdraw funds starting from the oldest guaranteed term that has not reached maturity.

If we do not receive direction, we will withdraw funds pro rata from each guaranteed term in which you are invested. If there is more than one guaranteed term of the same duration, we will withdraw funds starting from the oldest guaranteed term that has not reached maturity.

For contracts that distinguish between short- and long-term classifications, the contract holder or you, if applicable, may choose the guaranteed term classification from which funds will be first withdrawn. We will withdraw funds starting from the oldest guaranteed term that has not reached maturity within the classification chosen.

If we do not receive direction, we will withdraw funds pro rata from the guaranteed term classifications, starting with the oldest guaranteed term that has not reached maturity, and any other investment options.

Income Phase. The Guaranteed Accumulation Account cannot be used as an investment option during the Income Phase. However, the Contract Holder or you, if permitted, may notify Customer Service at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the Subaccounts available during the Income Phase.

Reinstating Amounts Withdrawn from the Guaranteed Accumulation Account. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinstated in the Guaranteed Accumulation Account, we will apply the reinstated amount to the current Deposit Period. The guaranteed annual interest rate, and Guaranteed Terms available on the date of reinstatement will apply. Amounts will be reinstated proportionately in the same way as they were allocated before withdrawal.

Your Account Value will not be credited for any negative MVA that was deducted at the time of withdrawal and any taxes that were withheld may also not be refunded, unless required by law.

The Fixed Account and Fixed Account 2

The Fixed Account and Fixed Account 2 (collectively the “Fixed Accounts”) are investment options that may be available during the Accumulation Phase under some Contracts. The availability of the Fixed Account and the Fixed Account 2 may vary by plan. The amounts allocated to either of these options are held in the Company’s General Account which supports insurance and annuity obligations. All guarantees and benefits provided under the Contract that is not related to the Separate Account are subject to the claims paying ability and financial strength of the Company and our General Account. Under some Contracts, this option is available to installment purchase plans only. Withdrawals from the Fixed Account may be subject to tax withholding, tax penalties and an early withdrawal charge.

General Disclosure. Interests in the Fixed Accounts have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Accounts is

PRO.75996-2 6	24

subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Neither the Fixed Account nor the Fixed Account 2 is registered as an investment company under the 1940 Act.

Interest Rates. The Fixed Accounts guarantee that amounts allocated to these options will earn no less than the Guaranteed Minimum Interest Rate (“GMIR”) specified in the Contract, which in no case is lower than 1%. Each calendar year (1/1 to 12/31), the Company will also set a one-year minimum guaranteed floor rate which will apply to all amounts held in the Fixed Accounts during that calendar year. We may credit a current rate that is guaranteed not to be below either the minimum guaranteed floor rate or the GMIR. The current rate may be changed at any time, except that we will not apply a decrease to the current credited interest rate following a rate change initiated solely by us prior to the last day of the three month period measured from the first day of the month in which such change was effective. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts allocated to these options will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Accounts will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, which may include mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under these options, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to these options and promising minimum interest rates during the accumulation period and also throughout the annuity payout period, if applicable. For more information about current interest rates charged, please contact Customer Service at 1-800-584-6001.

Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to six months or as provided by applicable federal or state law. Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

•	The Fixed Account or Fixed Account 2 withdrawal value for the Contract or for the total of the accounts under the Contract exceeds $250,000 on the day before withdrawal; and
•	The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals from the Contract or any account under the Contract within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before current withdrawal.

The Contract describes how we will determine the interest rate credited to amounts held in the Fixed Account or Fixed Account 2 during the payment period, including the minimum interest rate.

Charges. We do not make deductions from amounts in the Fixed Account or Fixed Account 2 to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “CHARGES AND Fees - Transaction Fees - Early Withdrawal Charge.”

Transfers. During the Accumulation Phase, you may transfer account dollars from the Fixed Account or Fixed Account 2 to any other available investment option. We may vary, on a temporary basis, the amount that you are allowed to transfer, but it will never be less than 10% of your Account Value held in the Fixed Account or 50% of your Account Value held in the Fixed Account 2. These limits are reduced by any withdrawals, transfers or Income Phase payments made in the calendar year. The 10% limit from the Fixed Account does not apply to amounts being transferred into the Fixed Plus Account (if available under the Contract.).

By notifying Customer Service at least 30 days before Income Phase payments begin you may elect to have amounts transferred to one or more of the Subaccounts available during the Income Phase to provide variable payments.

FIXED PLUS ACCOUNT

The Fixed Plus Account (under some Contracts this Fixed Interest Option may be referred to as the Fixed Plus Account II) is an investment option that may be available during the Accumulation Phase under some Contracts. The amount allocated to the Fixed Plus Account are held in the Company’s General Account which supports insurance and annuity obligations. All guarantees and benefits provided under the Contracts that are not related to the Separate Account are subject to the claims paying ability and financial strength of the Company and our General Account.

PRO.75996-2 6	25

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this Prospectus regarding the Fixed Plus Account is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. The Fixed Plus Account is not registered as an investment company under the 1940 Act.

Certain Restrictions. This option is not available in the State of New York under some Contracts. We reserve the right to limit investments in or transfers to the Fixed Plus Account. Under most Contracts, you may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the no less than the Guaranteed Minimum Interest Rate (“GMIR”) specified in the Contract, which in no case is lower than 3%. Each calendar year (1/1 to 12/31), the Company will also set a one-year minimum guaranteed floor rate which will apply to all amounts held in the Fixed Plus Account during that calendar year. We may credit interest at a current rate that is guaranteed not to be below either the minimum guaranteed floor rate or the GMIR. The current rate may be changed at any time, except that we will not apply a decrease to the current rate following a rate change initiated solely by us prior to the last day of the three-month period measured from the first day of the month in which such change was effective. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Under some Contracts, we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the 10th year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. For more information about current interest rates, please contact Customer Service at 1-800-584-6001.

Our determination of credited interest rates reflects a number of factors, which may include mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets, and whether a transfer credit has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising minimum interest rates during the accumulation period and also throughout the annuity payout period, if applicable.and Income Phase payment.

We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

Requests for Partial Withdrawals. The Contract Holder or you, if permitted by the plan, may take up to 20% of the Account Value in the Fixed Plus Account as a partial withdrawal in each 12 month period, or under some Contracts, in each calendar year. Partial withdrawals may be subject to tax withholding and tax penalties but are not subject to an early withdrawal charge. We determine the amount eligible for partial withdrawal as of the date Customer Service receives a request for a partial withdrawal in Good Order or as of the January 1st preceding the partial withdrawal request, depending upon the terms of the Contract. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to Income Phase payment options made in the prior 12 months (or, under some Contracts, the prior calendar year). Under most Contracts, in calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

Waiver of Partial Withdrawal Limits. We generally waive the 20% limit if the partial withdrawal is due to the election of an Income Phase payment option (under some Contracts, the waiver does not apply to the election of a non-lifetime payment option with variable payments). We also waive the 20% limit for withdrawals due to your death. Under most Contracts, the waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all Subaccounts and Fixed Interest Options in which the account was invested.

Also, under some Contracts the 20% limit is waived if the withdrawal is due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder and the following requirements are satisfied:

•	The hardship is certified (required under most Contracts);
•	The partial withdrawal is taken proportionally from each investment option in which your account invests;
•	The amount is paid directly to you; and
PRO.75996-2 6	26

•	The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% (20% under some Contracts) of the average value of your account(s) and all other accounts under the relevant Contracts during that same period.

Under some Contracts, the percentage limit is also waived if the partial withdrawal is due to severance from employment and the following conditions are met:

•	The employer certifies you have separated from service (although the Tax Code permits distributions upon a participant’s severance from employment, the Contracts do not provide for a waiver of the Fixed Plus Account partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance);
•	The amount withdrawn is paid directly to you; and
•	The amount paid for all partial and full withdrawals due to severance from employment during the previous 12-month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant Contracts providing this waiver during that same period.

Under some Contracts, the percentage limit may be waived for the purposes of taking a loan from the plan, subject to conditions agreed to by the Contract Holder and the Company in writing.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the Contract and/or certificate/enrollment materials.

Requests for Full Withdrawals. If the Contract Holder or you, if allowed by the plan, request a full withdrawal of your Account Value, we will pay any amounts held in the Fixed Plus Account with interest, in five annual payments equal to:

•	One-fifth of the value in the Fixed Plus Account on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund Income Phase payments, or loans made during the prior 12 months (or, under some Contracts, during the prior calendar year);
•	One-fourth of the remaining value in the Fixed Plus Account 12 months later;
•	One-third of the remaining value in the Fixed Plus Account 12 months later;
•	One-half of the remaining value in the Fixed Plus Account 12 months later; and
•	The balance of the value in the Fixed Plus Account 12 months later.

Under some Contracts, there is a different method of calculating the amount available each year. The full withdrawal will be paid in installments of 20% of your Account Value held in the Fixed Plus Account, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund Income Phase payments, or loans made during the prior 12 months in each of four consecutive 12-month periods. Under this provision, the remaining Fixed Plus Account balance in the account may be withdrawn any time after the end of the fourth 12-month period.

Once a request is received for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. Your request may be cancelled at any time before the end of the five-year period. If any contributions are received to your account at any time during the five-year payment period, the full withdrawal will be cancelled and your Fixed Plus Account installment payments will cease. If your full withdrawal is cancelled (either by your request or due to receipt of a contribution to your account), a new five-year payment period will begin upon any future full withdrawal from the Fixed Plus Account.

Full withdrawals may be subject to tax withholding and tax penalties, but are not subject to an early withdrawal charge.

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:

•	To the election of an Income Phase payment option (under some Contracts this waiver does not apply to the election of a non-lifetime payment option with variable payments);
•	Your death during the Accumulation Phase (some Contracts require that we be notified of your death, or that the withdrawal be taken within six months of the death); and/or
•	When the value in the Fixed Plus Account is $5,000 or less (lower amounts may apply under some Contracts). Most Contracts also require that no withdrawals, transfers, loans or elections of Income Phase payment options have been made from the account within the prior 12 months (36 months for some Contracts issued in the State of New York or, under some Contracts, within the prior calendar year).
PRO.75996-2 6	27

Additionally, under certain Contracts, we will waive the five-payment full withdrawal provision due to one or more of the following:

•	Due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder if all of the following conditions are met:
•	The hardship is certified by the employer;
•	The amount is paid directly to you; and
•	The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% (20% under some Contracts) of the average value of your account(s) and all other accounts under the relevant Contract during that same period (not applicable to certain Contracts issued in New York);
•	For any in-service distributions permitted by the plan and the following conditions are met:
•	The distribution has been certified by the employer;
•	The amount distributed is paid directly to you; and
•	The amount paid for all such withdrawals during the previous 12 months does not exceed a given percentage (stated in the Contract) of the average value of all your accounts and all other accounts under the relevant Contract during the same period. (Not applicable to certain Contracts issued in New York);
•	Due to your separation from service with the employer, provided that all the following apply:*
•	The employer certifies that you have separated from service (although the Tax Code permits distributions upon a participant’s severance from employment, the Contracts do not provide for a waiver of the Fixed Plus Account full withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance);
•	The amount withdrawn is paid directly to you (under some Contracts it must be paid directly to you only if you withdraw the amounts more than one year after separation); and
•	Under most Contracts, if the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant Contract during that same period;
•	If you are at least age 59½ and, if applicable, have completed nine payment periods;
•	If we terminate your account based on our right to do so for accounts below a certain value (usually $5,000 or less; lower amounts may apply under some Contracts); or
•	For certain Contracts issued in the State of New York, due to your disability as described in the Tax Code if all of the following conditions are met:
•	The disability is certified by the employer or otherwise documented in a form acceptable to us; and
•	The amount is paid directly to you.

Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the Contract and/or certificate/enrollment materials.

Transfers. The Contract Holder or you, if allowed by the plan, may transfer 20% of your Account Value held in the Fixed Plus Account in each 12-month period or during each calendar year, depending upon the terms of the Contract. We determine the amount eligible for transfer on the day we receive a transfer request in Good Order, or under some Contracts, as of the January 1st preceding the transfer request. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to Income Phase payment options during the prior 12 months (or, under some Contracts, during the prior calendar year). Under most Contracts, in calculating the percentage limit on transfers, we reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less ($2,000 or less under some Contracts).

*	Instead of the provisions under the 3rd bullet above, some contracts waive the five-payment full withdrawal provision for separation from service if all of the following apply:
•	The employer certifies that you have separated from service;
•	We receive the withdrawal request within 60 days of the date of separation; and
•	You pay a 3% charge based on the entire value in the Fixed Plus Account.
PRO.75996-2 6	28

If you instead choose to have your payout in five annual installments as described above, then we will not assess the charge.

Under some Contracts, if you transfer 20% of your Account Value held in the Fixed Plus Account in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to Income Phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account value under any systematic distribution option.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to the Subaccounts to fund variable payments during the Income Phase. Availability of Subaccounts may vary during the Income Phase. Some Contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments.

Transfer Credits. The Company provides a transfer credit in certain circumstances. See “THE CONTRACT - Contract Provisions and Limitations - Transfer Credits.” The transfer credit is a specified percentage of the assets or other specified amount that is transferred to the Company under a Contract that remain in the accounts for the period of time specified by the Company. We apply the transfer credit to the current value held in the Fixed Plus Account.

FIXED PLUS ACCOUNT II A

The Fixed Plus Account II A is an investment option that may be available during the Accumulation Phase, if selected by the Contract Holder. If the Fixed Plus Account II A is available to you, the Fixed Account and Fixed Plus Account investment options (hereinafter referred to as “Closed Fixed Accounts”) are closed to new contributions, allocations and transfers, and all contributions, allocations and transfers directed to any of these Closed Fixed Account investment options will automatically be contributed, allocated or transferred to the Fixed Plus Account II A. This option may not be available through certain plans.

The amounts allocated to the Fixed Plus Account II A are held in the Company’s General Account which supports our insurance and annuity obligations. All guarantees and benefits provided under the Contracts that are not related to the Separate Account are subject to the claims paying ability and financial strength of the Company and our General Account.

General Disclosure. Interests in the Fixed Plus Account II A have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this Prospectus regarding the Fixed Plus Account II A is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. The Fixed Plus Account is not registered as an investment company under the 1940 Act.

Certain Restrictions. We reserve the right to limit investments in or transfers to the Fixed Plus Account II A. You may not elect certain withdrawal options, including a systematic distribution option, if you have requested a Fixed Plus Account II A transfer or withdrawal in the prior 12-month period. Under certain emergency conditions and subject to conditions under state and/or federal law, if applicable, we may defer payment of a withdrawal from the Fixed Plus Account II A for a period of up to six months.

Interest Rates. The Fixed Plus Account II A guarantees that amounts allocated to this option will earn no less than the Guaranteed Minimum Interest Rate (“GMIR”) specified in the Contract, which in no case is lower than 1%. Each calendar year (1/1 to 12/31), the Company will also set a one-year minimum guaranteed floor rate which will apply to all amounts held in the Fixed Plus Account II A during that calendar year. We may credit interest at a current rate that is guaranteed not to be below either the minimum guaranteed floor rate or the GMIR. The current rate may be changed at any time, except that we will not apply a decrease to the current rate following a rate change initiated solely by us prior to the last day of the three-month period measured from the first day of the month in which such change was effective. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account II A will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account II A will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. For more information about current interest rates, please contact Customer Service at 1-800-584-6001.

Our determination of credited interest rates reflects a number of factors, which may include mortality and expense risks, interest rate guarantees, the investment income earned on invested assets, the amortization of any capital gains

PRO.75996-2 6	29

and/or losses realized on the sale of invested assets and whether a transfer credit, if applicable, has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rates during the accumulation period and also throughout the annuity payout period, if applicable. and Income Phase payment.

We do not make deductions from amounts in the Fixed Plus Account II A to cover mortality and expense risks. We consider these risks when determining the credited rate.

Requests for Partial Withdrawals. The Contract Holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account II A value as a partial withdrawal in each rolling 12-month period. Partial withdrawals may be subject to an tax withholding and tax penalties, but are not subject to an early withdrawal charge. We determine the amount eligible for partial withdrawal as of the date Customer Service receives a request for partial withdrawal in Good Order. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account II A withdrawals, transfers, loans or amounts applied to Income Phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option. We reserve the right to impose new or different restrictions and limits applicable to partial withdrawals.

Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an Income Phase payment option (Contracts with the Fixed Plus Account II A option require that the Income Phase payment option be a lifetime annuity option or a nonlifetime option on a fixed basis). We also waive the 20% limit for withdrawals due to your death. The waiver upon death may only be exercised once and must occur within six months after your date of death.

For certain plans and subject to certain conditions we may allow other waivers of the 20% limit on partial withdrawals including, but not limited to, partial withdrawals:

•	Due to your separation from service (provided, however, that severance of employment must qualify as separation from service under Tax Code) and when:
•	Separation from service is documented in a form acceptable to us;
•	The amount withdrawn is paid directly to you or as a direct rollover to another Tax Code Section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by you; and
•	The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant Contract during that same period.
•	As defined in the Tax Code and subject to certain conditions and limits, due to your:
•	Financial hardship;
•	Unforeseeable emergency;
•	In-service distribution permitted by the plan;
•	Disability certified by your employer, if applicable, and paid directly to you;
•	Due to a loan taken in accordance with the terms of the plan; and
•	When the amount in the Fixed Plus Account II A is less than or equal to $2,000.

You can determine what additional waivers, if any, and the required conditions, limits and restrictions that may apply to each waiver by referring to the Contract, which includes the Fixed Plus Account II A endorsement. Additionally, we may allow other waivers of the 20% limit or any other restriction or limit on partial withdrawals in certain circumstances on a basis that is not unfairly discriminatory.

Unless we agree otherwise, any request for a partial withdrawal that will be taken from General Account assets will be deducted first from amounts allocated to the Closed Fixed Accounts, if applicable, until depleted, then from the Fixed Plus Account II A.

Requests for Full Withdrawals. If the Contract Holder or you, as applicable, as allowed by the plan and permitted under the Contract, request a full withdrawal of your Account Value or, the value of all individual accounts, we will pay any amounts held in the Fixed Plus Account II A with interest, in five annual payments equal to:

•	One-fifth of the value in the individual Fixed Plus Account II A, or the value of all individual accounts, as applicable, in the Fixed Plus Account II A on the day the request is received, reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase Income Phase payments, or loans either by the Contract Holder or you made during the prior 12 months;
PRO.75996-2 6	30

•	One-fourth of the remaining value in the Fixed Plus Account II A 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase Income Phase payments, or loans either by the Contract Holder or you made during the prior 12 months;
•	One-third of the remaining value in the Fixed Plus Account II A 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase Income Phase payments, or loans either by the Contract Holder or you, made during the prior 12 months;
•	One-half of the remaining value in the Fixed Plus Account II A 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase Income Phase payments, or loans either by the Contract Holder or you made during the prior 12 months; and
•	The balance of the value in the Fixed Plus Account II 12 months later.

We reserve the right to impose new or different restrictions and limits applicable to full withdrawals on a basis that is not unfairly discriminatory.

Full withdrawals may be subject to tax withholding and tax penalties, but are not subject to an early withdrawal charge.

The Contract Holder or you, as applicable, may cancel a full withdrawal request from the Fixed Plus Account II A at any time.

Once a request is received for a full withdrawal, no further withdrawals, loans, or transfers will be permitted from the Fixed Plus Account II A. Your request may be cancelled at any time before the end of the five-year period. If any contributions are received to your account at any time during the five-year payment period, the full withdrawal will be cancelled and your Fixed Plus Account II A installment payments will cease. If your full withdrawal is cancelled (either by your request or due to receipt of a contribution to your account), a new five-year payment period will begin upon any future full withdrawal from the Fixed Plus Account II A.

Waiver of Full Withdrawal Provisions. For certain plans and subject to certain conditions we may waive the Fixed Plus Account II A five-installment payout for full withdrawals made due to one or more of the following:

•	Due to your death during the Accumulation Phase if the amount is paid within six months of your death;
•	Due to the election of a lifetime Income Phase payment option or a nonlifetime Income Phase payment option on a fixed basis;
•	When the Fixed Plus Account II A value is $5,000 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cash-out without participant consent) and no withdrawals, transfers, loans or elections of Income Phase payment options have been made from the account within the prior 12 months. However, we reserve the right to lower the waived amount to as low as $2,000;
•	Due to your separation from service (provided, however, that severance of employment must qualify as separation from service under Tax Code) and when:
•	Separation from service is documented in a form acceptable to us;
•	The amount withdrawn is paid directly to you or as a direct rollover to another Tax Code Section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by you; and
•	The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant Contract during that same period.
•	As defined in the Tax Code and subject to certain conditions and limits, due to your:
•	Financial hardship;
•	Unforeseeable emergency;
•	In-service distribution permitted by the plan; or
•	Disability certified by your employer, if applicable, and paid directly to you; and
•	Due to a loan taken in accordance with the terms of the plan.

You can determine what additional waivers, if any, and the required conditions, limits and restrictions that may apply to each waiver by referring to the Contract, which includes the Fixed Plus Account II A endorsement. Additionally, we may allow other waivers of the five installment payout or any other restriction or limit on full withdrawals in certain circumstances.

PRO.75996-2 6	31

Unless we agree otherwise, any request for a full withdrawal from General Account assets will be deducted first from amounts allocated to the Closed Fixed Accounts, if applicable, until depleted then from the Fixed Plus Account II A.

Transfers from the Fixed Plus Account II A. The Contract Holder or you, if allowed by the plan, may transfer 20% of your Account Value held in the Fixed Plus Account II A in each rolling 12-month period. We determine the amount eligible for transfer on the day Customer Service receives a transfer request in Good Order. We will reduce amounts allowed for transfer by any Fixed Plus Account II A withdrawals, transfers, loans or amounts applied to Income Phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account II A is $5,000. However, we reserve the right to lower the waived amount to as low as $2,000.

If you transfer 20% of your Account Value held in the Fixed Plus Account II A in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided that no additional amounts are allocated to the Fixed Plus Account II A during the five year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to Income Phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account II A value under any systematic distribution option.

Unless we agree otherwise, any request for a transfer from General Account assets will be deducted first from amounts allocated to the Closed Fixed Accounts, if applicable, until depleted then from the Fixed Plus Account II A.

We reserve the right to impose new or different restrictions and limits applicable to transfers from the Fixed Plus Account II A and to waive any restriction or limit on transfers on a basis that is not unfairly discriminatory.

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the Contract, you will be provided with additional information specific to the Contract. See “THE CONTRACT – Contract Provisions and Limitations – Transfer Credits.”

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain Fixed Interest Options. See “CHARGES, FEES AND ADJUSTMENTS” and “Interest Rates” above.

Reinstatement. To the extent permitted under the Contract, amounts that would have been reinstated to the Closed Fixed Accounts, as applicable, may instead be reinstated to the Fixed Plus Account II A.

Additional information about the Variable Investment Options and Fixed Interest Options is provided in an appendix to the Prospectus. See “APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.”

Selecting Investment Options

When selecting investment options:

•	Choose options appropriate for you. Your local representative can help you evaluate which Subaccounts or Fixed Interest Options may be appropriate for your individual circumstances and your financial goals;
•	Understand the risks associated with the options you choose. Some Subaccounts invest in Funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other Funds. For example, Funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, Funds using derivatives in their investment strategy may be subject to additional risks. Because investment risk is borne by you, you should carefully consider any decisions that you make regarding investment allocations. You bear the risk of any decline in your Account Value resulting from the performance of the Funds you have chosen; and
•	Be informed. Read this Prospectus, all of the information that is available to you regarding the Funds - including each Fund’s prospectus, SAI and annual and semi-annual reports and the Fixed Interest Options. After you make your selections, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
PRO.75996-2 6	32

Furthermore, be aware that there may be:

•	Limits on Option Availability. Some Subaccounts and Fixed Interest Options may not be available through certain Contracts and Your Plan Sponsor may also have selected a subset of Variable Investment and/or Fixed Interest Options to be available under your plan. Please refer to your plan documents for more information; and
•	Limits on Number of Options Selected. Your plan may limit the number of options you may select at any one time. Please refer to your plan documents for more information. Your plan limit the number you may select at any one time. Please refer to your plan documents for more information.

CHARGES , FEES AND ADJUSTMENTS

The charges we assess and the deductions we make under the Contract are in consideration for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The charges and fees under the Contract may result in a profit to us. A Market Value Adjustments reflects the change in the value of your investment in the Guaranteed Accumulation Account due to changes in interest rates since the date of deposit into the Guaranteed Accumulation Account.

The following repeats and adds to information provided in the “Fee Table” section. Please review both this section and the “Fee Table” section for information on fees.

Transaction Fees

Early Withdrawal Charge (This charge only applies to Installment Purchase Payment Account Contracts.)

Withdrawals of all or a portion of your Account Value may be subject to a charge. In the case of a partial withdrawal where you request a specific dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. The early withdrawal charge may also be referred to as a surrender charge.

Purpose: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the Contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, to make up the difference.

Amount: This charge is a percentage of the amount that withdrawn from the Subaccounts, the Fixed Account and the Guaranteed Accumulation Account , after the application of any applicable MVA . We do not deduct an early withdrawal charge from amounts that you withdraw from the Fixed Plus Account or the Fixed Plus Account II A. The percentage is determined by the early withdrawal charge schedule that applies to your account. The charge will never be more than 8.5% of your total Purchase Payments to the account.

Early Withdrawal Charge Schedule

For Installment Purchase Payment Account Contracts
Purchase Payment Periods Completed	Early Withdrawal Charge
Fewer than 5 5 or more but fewer than 7 7 or more but fewer than 9 9 or more but fewer than 10 10 or more	5% 4% 3% 2% 0%

Waiver. The early withdrawal charge is waived for portions of a withdrawal that are:

•	Used to purchase Income Phase payments;
•	Paid because of your death before Income Phase payments begin;
PRO.75996-2 6	33

•	Paid where your Account Value is $3,500 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cash-out without a participant’s consent) and no part of the account has been taken as a withdrawal, used to provide Income Phase Payments within the prior 12 months*;
•	Taken because of the election of a systematic distribution option (see “Systematic Distribution Options”);
•	Taken when you are 59½ or older, have an Installment Purchase Payment Account Contract and have completed at least nine Purchase Payment Periods;
•	Taken on or after the tenth anniversary of the effective date of the account;
•	For 487 plans only, withdrawn due to a hardship resulting from an unforeseeable emergency as defined by the Tax Code and regulations thereunder; or
•	For Contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements, withdrawn due to your separation from service.

Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

•	The number of participants under the plan;
•	The expected level of assets and/or cash flow under the plan;
•	Our agent’s involvement in sales activities;
•	Our sales-related expenses;
•	Distribution provisions under the plan;
•	The plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;
•	The level of employer involvement in determining eligibility for distributions under the Contract; and
•	Our assessment of financial risk to the Company relating to withdrawals.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in Contracts issued to certain employer groups or associations that have negotiated the Contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

Waiver of Early Withdrawal Charge (for those Contracts that waive these charges upon separation from service). Although the Tax Code permits distributions upon a participant’s severance from employment, the Contracts do not provide for a waiver of early withdrawal charges unless, under certain contracts, the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk” guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). Generally, a severance from employment due to a merger, liquidation, consolidation or other employer transaction does not qualify as a separation from service. To find out which waivers apply to the Contract issued in connection with your plan, consult the certificate or the Contract (held by the Contract Holder).

Fund Redemption Fees

Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual Funds as a result of withdrawals, transfers or other Fund transactions you initiate and remit such fees back to that Fund. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your Account Value. For a more complete description of the Funds’ fees and expenses, review each Fund’s prospectus.

*	If the Contract Holder makes a full withdrawal from more than one of the accounts on your behalf, the value of those accounts will be added together to determine eligibility for the $3,500 exemption. This option is not available for Contracts where we do not maintain participant accounts or for withdrawals of all accounts under one Contract.

PRO.75996-2 6	34

Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $20 (This fee only applies to Installment Purchase Payment Account Contracts.)

When/How. For those plans that have an annual maintenance fee, each year, during the Accumulation Phase, we deduct this fee on your Account Anniversary and, in some cases, at the time of full withdrawal. It is deducted annually on a proportional basis from your Account Value invested in the Subaccounts and the Fixed Interest Options. For certain Contracts the annual maintenance fee is deducted for each asset account maintained under the Contract, in which case a maximum of $20 per asset account may be applied.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

Reduction, Waiver or Elimination. When a plan meets certain criteria, we may reduce, waive or eliminate the annual maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

•	The size, type and nature of the group to which a Contract is issued;
•	Amount of contributions to the Contract;
•	The anticipated level of administrative expenses, such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from Account Values and any other factors pertaining to the level and expense of administrative services we will provide; and
•	The number of eligible participants and the program’s participation rate.

We will not unfairly discriminate against any person if we increase, reduce or eliminate the annual maintenance fee. We will make any reduction or elimination of this fee according to our own rules in effect at the time an application for a Contract is approved. We reserve the right to change these rules from time to time.

Mortality and Expense Risk Charge

Maximum Amount. 1.25% annually of your Account Value invested in the Subaccounts. We may charge a different fee for different Funds (but not beyond the maximum amount).

When/How. This fee is deducted daily from the Subaccounts. We do not deduct this fee from any Fixed Interest Option. This fee is assessed during both the Accumulation Phase and the Income Phase. See “Income Phase ‒ Charges Deducted.”

Purpose. This fee compensates us for the mortality and expense risks we assume under the Contracts, namely:

•	Mortality risks are those risks associated with our promise to make lifetime Income Phase payments based on annuity rates specified in the Contract and our funding of the death benefits and other payments we make to owners or Beneficiaries of the accounts; and
•	Expense risk is the risk that the actual expenses we incur under the Contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the Contract, we will bear the loss. We may use any excess to recover distribution costs relating to the Contract and as a source of profit. We expect to earn a profit from this fee.

Reduction. We may reduce the mortality and expense risk charge from the maximum amount when the plan meets certain criteria and we agree to the reduction with the Contract Holder in writing. Some Contracts have a reduced mortality and expense risk charge only during the Accumulation Phase of the account which then increases during the Income Phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

•	The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals and available investment options, which in turn lowers administrative expenses);
•	The frequency, consistency and method of submitting payments and loan repayments;
•	The size of the prospective group, projected annual number of eligible participants and the program’s participation rate or the number of participants estimated to choose the Contract;
PRO.75996-2 6	35

•	The method and extent of onsite services we provide and the Contract Holder’s involvement in service such as enrollment and ongoing participant services;
•	The frequency, consistency and method of submitting payments;
•	The Contract Holder’s support and involvement in the communication, enrollment, participant education and other administrative services;
•	The projected frequency of distributions;
•	The type and level of other factors that affect the overall administrative expense; and
•	Whether or not a transfer credit was selected by the Plan Sponsor.

We will determine any reduction of the mortality and expense risk charge on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Administrative Expense Charge

Maximum Amount. 0.25% annually of your Account Value invested in the Subaccounts.

When/How. For all participants who became covered under a Contract on or after November 5, 1984, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your Account Value invested in the Subaccounts. This fee may be assessed during the Accumulation Phase and/or the Income Phase. If we are imposing this fee under the Contract issued in connection with your plan when you enter the Income Phase, the fee will apply to you during the entire Income Phase.

The administrative expense charge is not imposed on all Contracts:

•	Beginning on April 4, 1997, we began to deduct this charge during the Accumulation Phase for Contracts effective before October 31, 1996, where the number of participants was less than 30 as of November 30, 1996, and the Contract Holder had chosen not to elect one of the Company’s electronic standards for cash collection and application of participant contribution data. However, we do not impose the administrative expense charge for participants under those Contracts who enrolled in a group contract or became covered under an individual contract before November 5, 1984;
•	Effective on June 4, 2013, we began to impose this charge with respect to participants who became covered under a Contract on or after November 5, 1984, where the Contract was issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements;
•	We do not currently deduct an administrative expense charge during the Accumulation Phase for any Contracts other than those described above; and
•	We do not currently deduct an administrative expense charge during the Income Phase for any Contracts.

Purpose. This charge helps defray our cost of providing administrative services under the Contracts and in relation to the Separate Account and Subaccounts.

Commissions

Information regarding commissions paid to our distribution partners is disclosed under OTHER TOPICS – Contract Distribution.

Fund Fees and Expenses

Charges are deducted from and expenses paid out of the assets of the Funds that are described in their respective prospectuses. Each Fund deducts management/investment advisory fees from the amounts allocated to the Fund. In addition, each Fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the Fund. Furthermore, certain Funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of Fund shares. Fund fees and expenses are deducted from the value of the Fund shares on a daily basis, which in turn affects the value of each Subaccount that purchases Fund shares. Fund fees and expenses are one factor that impacts the value of a Fund’s shares. To learn more about Fund fees and expenses, the additional factors that can affect the value of a Fund’s shares and other important information about the Funds, refer to the Fund prospectuses .

PRO.75996-2 6	36

Less expensive share classes of the Funds offered through this Contract may be available for investment outside of this Contract. You should evaluate the expenses associated with the Funds available through this Contract before making a decision to invest.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your Account Value or from Purchase Payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our Income Phase payment rates when you commence Income Phase payments. Unless directed otherwise, we will deduct any premium tax charges proportionately from the Subaccounts and Fixed Interest Options in which you are invested.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the Separate Account. See “FEDERAL Tax Considerations.”

Market Value Adjustments

If you withdraw or transfer your Account Value from the Guaranteed Accumulation Account before the Guaranteed Term is completed, a Market Value Adjustment may apply. You could lose up to 100% of your investment in the Guaranteed Accumulation Account due to the Market Value Adjustment if amounts are removed from the Guaranteed Accumulation Account prior to the end of its Guaranteed Term. A negative MVA will reduce your Account Value, the amount you receive if you surrender your Certificate and the death benefit.

The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit and transfers risk from us to you to protect us from losses on our investments supporting the Guaranteed Accumulation Account if amounts are withdrawn prematurely. The MVA may be positive or negative. Generally:

•	If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account; or
•	If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

In addition to changes in interest rates, the timing of a withdrawal may impact the amount of an MVA. An MVA is likely to be higher early during a Guaranteed Term than later during the Guaranteed Term.

Under some contracts issued in New York, if you have elected ECO/RRP as described in “Systematic Distribution Options,” no MVA applies to amounts withdrawn from the Guaranteed Accumulation Account.

Any MVA applied to a withdrawal or transfer from GAA will be calculated as an “aggregate MVA,” which is the sum of all MVAs applicable due to the withdrawal. We calculate the aggregate MVA when, in order to satisfy a transfer or withdrawal, amounts may be withdrawn from more than one guaranteed term, with more than one guaranteed interest rate. In order to determine the MVA applicable to such a transfer or withdrawal, the MVAs applicable to each guaranteed term will be added together, in order to determine the aggregate MVA. For example, assume a $1,000 withdrawal from two Guaranteed Terms, one of which has an MVA of $10 and the other of which has an MVA of -$30. We would add the two MVAs ($10 + -$30) for an aggregate MVA of -$20.

The following withdrawals will be subject to an aggregate MVA only if it is positive:

•	Withdrawals due to the election of a lifetime income option; and
PRO.75996-2 6	37

•	Withdrawals due to the death of the participant (if paid within the first six months following death). For certain contracts issued in the state of New York, this provision also applies in the event of disability, as defined in the contract.

All other withdrawals will be subject to an aggregate MVA, regardless of whether it is positive or negative, including:

•	Withdrawals due to the election of a nonlifetime income option;
•	Payments due to the death of the participant, if paid more than six months following death (or disability, if applicable); and
•	Full or partial withdrawals during the accumulation phase.

Should two or more guaranteed terms have the same guaranteed interest rate and mature on the same date, we will calculate an MVA applicable to each.

We will apply the MVA prior to calculating any applicable early withdrawal charge.

Under some contracts, election of a systematic distribution option, as described in the Prospectus, will not result in an MVA being applied to amounts withdrawn from Guaranteed Accumulation Account.

Under certain contracts, payments due to the death of the participant will include the aggregate MVA only if it is positive, regardless of whether the death benefit is paid within six months following death. See the “Death Benefit” section of the Contract prospectus. Under some of these contracts, an election to defer payment of the death benefit for more than six months will result in the application of the aggregate MVA, whether positive or negative, when the beneficiary elects to begin distribution of the death benefit.

On any day, if you wish to obtain the current Market Value Adjustment, you may contact us at 1-800-584-6001. Your Market Value Adjustment is calculated at the end of each Business Day, can fluctuate daily and may be more or less than the value provided at the time you contact us.

For additional information regarding the calculation of Market Value Adjustments, see the Statement of Additional Information.

THE CONTRACT

When considering whether to purchase or participate in the Contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a deferred compensation plan (as described in this Prospectus , an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the deferred compensation plan itself. Annuities do provide other features and benefits (such as the option of lifetime Income Phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Contract Purchase and Participation.”

Contract Ownership and Rights

Who Owns the Contract? The Contract Holder.

Who Owns Money Accumulated Under the Contract? All dollars accumulated under the Contract, including contributions attributable to deferred compensation, are part of your employer’s general assets and subject to the claims of its general creditors. The plan exclusively governs what benefits are available to you and those benefits are provided from your employer’s general assets.

PRO.75996-2 6	38

What Rights Do I have under the Contract? The Contract Holder, usually your employer, holds all the rights under the Contract. The Contract Holder’s plan, which you participate in, may permit you to exercise some of those rights.

What Happens if You Die? The Contract provides a death benefit in the event of your death, which is payable to the Contract holder (usually your employer). The Contract Holder may direct that we make any payments to the Beneficiary you name under the plan (the “Plan Beneficiary”).

Transfer of Ownership; Assignment

An assignment of a Contract will only be binding on us if it is made in writing and sent to Customer Service. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the Contract Holder and the interest of the Annuitant and any Beneficiary will be subject to the rights of any assignee we have on our records.

The Account Value

During the Accumulation Phase, your Account Value at any given time equals:

•	Account dollars directed to the Fixed Interest Options, including interest earnings to date; less
•	Any deductions from the Fixed Interest Options (e.g., withdrawals, fees); plus
•	The current dollar value of amounts held in the Subaccounts, which takes into account investment performance and fees deducted from the Subaccounts.

Subaccount Accumulation Units. When a Fund is selected as an investment option, your account dollars invest in Accumulation Units of the Variable Annuity Account B Subaccount corresponding to that Fund. The Subaccount invests directly in the Fund shares. The value of your interests in a Subaccount is expressed as the number of Accumulation Units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit. Transfers, withdrawals and the payment of fees out of Account Value in the Subaccounts will result in the cancellation of Subaccount Accumulation Units.

Accumulation Unit Value. The value of each Accumulation Unit in a Subaccount is called the Accumulation Unit Value (“AUV”). The AUV varies daily in relation to the underlying Fund’s investment performance. The AUV also reflects deductions for Fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, if any, and advisory fees, if any. The deduction of any advisory fees can result in cancellation of units. We discuss these deductions in more detail in “Fee Table” and “CHARGES , Fees AND ADJUSTMENTS .”

Valuation. We determine the AUV every normal business day that the NYSE is open, after the close of the NYSE (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the Net Investment Factor of the Subaccount. The Net Investment Factor measures the investment performance of the Subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The Net Investment Factor for a Subaccount between two consecutive valuations equals the sum of 1.0000 plus the Net Investment Rate.

Net Investment Rate. The Net Investment Rate is computed according to a formula that is equivalent to the following:

•	The net assets of the Fund held by the Subaccount as of the current valuation; minus
•	The net assets of the Fund held by the Subaccount at the preceding valuation; plus or minus
•	Taxes or provisions for taxes, if any, due to Subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
•	The total value of the Subaccount’s units at the preceding valuation; and minus
•	A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted daily from investments in the Separate Account. See “CHARGES . Fees AND ADJUSTMENTS .”
PRO.75996-2 6	39

The net investment rate may be either positive or negative.

Hypothetical Illustration

As a hypothetical illustration, assume that an Investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE, the applicable AUVs are $10 for Subaccount A, and $25 for Subaccount B. The Investor’s account is credited with 300 Accumulation Units of Subaccount A and 80 Accumulation Units of Subaccount B.

Step 1: An Investor contributes $5,000.

Step 2:

•	He or she directs us to invest $3,000 in Fund A. The dollars purchase 300 Accumulation Units of Subaccount A ($3,000 divided by the current $10 AUV); and
•	He or she directs us to invest $2,000 in Fund B. The dollars purchase 80 Accumulation Units of Subaccount B ($2,000 divided by the current $25 AUV).

Step 3: The Separate Account then purchases shares of the applicable Funds at the then current market value (Net Asset Value or NAV).

The Fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the Subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account

If all or a portion of initial Purchase Payments are directed to the Subaccounts, they will purchase Subaccount Accumulation Units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “CONTRACT PURCHASE AND PARTICIPATION.” Subsequent Purchase Payments or transfers directed to the Subaccounts that we receive in Good Order by the close of business of the NYSE will purchase Subaccount Accumulation Units at the AUV computed as of the close of the NYSE on that day. The value of Subaccounts may vary day to day. Subsequent Purchase Payments and transfers received in Good Order after the close of the NYSE will purchase Accumulation Units at the AUV computed as of the close of the NYSE on the next business day.

Contract Provisions and Limitations

Allocation of Purchase Payments

All Purchase Payments are allocated to your Account Value on the Valuation Date of their receipt. The Contract Holder or you, if the Contract Holder permits, directs us to allocate Purchase Payments to the investment options available under the plan. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. If the most recent allocation instructions we have on file include a Subaccount that corresponds to an underlying Fund that is closed to new investment or is otherwise unavailable, additional Purchase Payments received that would have been allocated to the Subaccount corresponding to the closed or otherwise unavailable Fund may be automatically allocated among the other available Subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available Subaccounts, we must receive alternative allocation instructions or the Purchase Payment will be returned. Alternative allocation instructions can be given by contacting Customer Service. See “THE INVESTMENT OPTIONS.”

Transfers Among Investment Options

During the Accumulation Phase and, under some Contracts, the Income Phase, the Contract Holder or you, if permitted by the plan, may transfer amounts among the investment options. Transfers from Fixed Interest Options are restricted as outlined in “THE INVESTMENT OPTIONS - The Fixed Interest Options.” . Transfers may be

PRO.75996-2 6	40

requested by telephone, electronically at www.voyaretirementplans.com or through such other means as may be available under our administrative procedures in effect from time to time. Transfers must be made in accordance with the terms of the Contract.

Value of Transferred Dollars. The value of amounts transferred in or out of Subaccounts will be based on the Subaccount AUV next determined after Customer Service receives your request in Good Order. The Contracts may restrict how many transfers, if any, are allowed among options during the Income Phase.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a unique identifier or personal password. You are responsible for keeping your unique identifier or personal password and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Transfer Credits

Contributions to a Contract may include plan assets transferred from a financial provider who has imposed a cancellation penalty on that transfer. To offset that penalty, the Company will, subject to certain conditions and state approvals, apply a transfer credit on transferred assets. This credit is provided on a nondiscriminatory basis if your Contract is eligible.

The transfer credit will be applied no later than the first business day following the date the contribution is received by us in Good Order. Transferred assets, less any premium tax, will be allocated to a participant’s individual account in amounts authorized by the Contract Holder. If no instructions are received from the Contract Holder, the transferred assets will be allocated to the Plan’s forfeiture account.

The transfer credit is equal to a specified percentage of the transferred assets, or other specified amount that is transferred to the Company under a Contract, that remains in the participant’s individual account for the period of time specified by the Company. Any applicable transfer credit will be deducted from:

•	A full withdrawal initiated by the Contract Holder; or
•	A full or partial withdrawal initiated by the participant, except for those eligible distributions from qualified plans that happen upon the occurrence of certain events. See FEDERAL TAX CONSIDERATIONS - Taxation of Qualified Contracts - Distributions - Eligibility.”

Transfer credits will not be applied to assets transferred into the Contract from existing contracts. Only net contributions not previously held by the Contract are eligible for a transfer credit.

If a transfer credit is due under your Contract, you will be provided with additional information.

Election of a transfer credit may result in a higher mortality and expense risk charge and impact the credited interest rate under the Fixed Plus Account and Fixed Plus Account II A Fixed Interest Options. See “CHARGES , Fees AND ADJUSTMENTS” and “THE INVESTMENT OPTIONS - The Fixed Interest Options.”

Tax Code Restrictions

The Tax Code places some limitations on contributions to your account. See “FEDERAL Tax Considerations.”

The General Account

All guarantees and benefits provided under the Contracts that are not related to the Separate Account are subject to the claims paying ability and financial strength of the Company and our General Account.

PRO.75996-2 6	41

The following obligations under the Contract are funded by the General Account which supports our insurance and annuity obligations:

•	Amounts allocated to the Fixed Account, the Fixed Plus Account and the Fixed Plus Account II A;
•	Amounts funding fixed Income Phase Payments;
•	Death benefit payments held in an interest bearing retained asset account; and
•	Where the amount of the death benefit exceeds the Account Value.

Contract Modification

We may change the Contract as required by federal or state law. In addition, we may, upon 30 days’ written notice to the Contract Holder, make other changes to group Contracts that would apply only to individuals who become participants under that Contract after the effective date of such changes. If the group Contract Holder does not agree to a change, we reserve the right to refuse to establish new accounts under that Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Limits on Frequent or Disruptive Transfers

The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a Fund and raise its expenses through:

•	Increased trading and transaction costs;
•	Forced and unplanned portfolio turnover;
•	Lost opportunity costs; and
•	Large asset swings that decrease the Fund’s ability to provide maximum investment return to all Contract Owners and participants.

This in turn can have an adverse effect on Fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•	We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products, or the participants in such products; and
•	Each underlying Fund may limit or restrict Fund purchases and we will implement any limitation or restriction on transfers to an underlying Fund as directed by that underlying Fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the Contract.

Excessive Trading Policy

We and the other members of the Voya family of companies that provide multi-Fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various Fund families that make their Funds available through our products to restrict excessive Fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor Fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if Fund transfer and reallocation activity:

•	Meets or exceeds our current definition of Excessive Trading, as defined below; or
•	Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:

•	More than one purchase and sale of the same Fund (including money market Funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same Fund is referred to as a “round-trip”). This means two or
PRO.75996-2 6	42

more round-trips involving the same Fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•	Six round-trips involving the same Fund within a rolling 12 month period.

The following transactions are excluded when determining whether trading activity is excessive:

•	Purchases or sales of shares related to non-Fund transfers (for example, new Purchase Payments, withdrawals and loans);
•	Transfers associated with any scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
•	Purchases and sales of Fund shares in the amount of $5,000 or less;
•	Purchases and sales of Funds that affirmatively permit short-term trading in their Fund shares, and movement between such Funds and a money market Fund; and
•	Transactions initiated by us, another member of the Voya family of companies, or a Fund.

If we determine that an individual or entity has made a purchase of a Fund within 60 days of a prior round-trip involving the same Fund, we will send them a letter warning that another sale of that same Fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate Fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same Fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same Fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate Fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the Fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all Fund transfers or reallocations, not just those that involve the Fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate Fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the Fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the Fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular Fund, at any time without prior notice, depending on, among other factors, the needs of the underlying Fund(s), the best interests of Contract Owners, participants, and

PRO.75996-2 6	43

Fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all Contract Owners and participants or, as applicable, to all Contract Owners and participants investing in the underlying Fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, Fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Underlying Funds

Each underlying Fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of Fund shares are subject to acceptance or rejection by the underlying Fund. We reserve the right, without prior notice, to implement Fund purchase restrictions and/or limitations on an individual or entity that the Fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a Subaccount if the corresponding Fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a Fund or all Funds within a Fund family) will be done in accordance with the directions we receive from the Fund.

Agreements to Share Information with Fund Companies

As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the Fund companies whose Funds are offered through the Contract. Contract Owner and participant trading information is shared under these agreements as necessary for the Fund companies to monitor Fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding Contract Owner and participant transactions, including but not limited to information regarding Fund transfers initiated by you. In addition to information about Contract Owner and participant transactions, this information may include personal Contract Owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a Fund company may direct us to restrict a Contract Owner or participant’s transactions if the Fund determines that the Contract Owner or participant has violated the Fund’s excessive/frequent trading policy. This could include the Fund directing us to reject any allocations of Purchase Payments or Account Value to the Fund or all Funds within the Fund family.

THE INCOME PHASE

During the Income Phase, you receive payments from your accumulated Account Value.

Initiating Income Phase Payments

At least 30 days prior to the date you want to start receiving Income Phase payments, the Contract Holder or you, if permitted by the plan, must notify us in writing of the following:

•	Start date;
•	Income Phase payment option (see the “Income Phase Payment Options” table in this section);
•	Income Phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);
•	Choice of fixed or variable payments;
•	Selection of an assumed net investment rate (only if variable payments are elected); and
•	Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the Accumulation Phase until the Contract Holder or you, as applicable, properly initiates Income Phase payments. Generally, the first Income Phase payment must be made by April 1 of the calendar year following the calendar year in which the Contract Holder attains the applicable age as prescribed by the IRC section 401(a)(9) or in the case of an employer-sponsored plan, April 1 of the calendar year following the

PRO.75996-2 6	44

calendar year in which the Contract Holder retires, whichever occurs later. See “FEDERAL TAX CONSIDERATIONS - Taxation of Qualified Contracts - Lifetime Required Minimum Distributions (457(b) Plans Only).” Your plan may impose other limits on when you may start receiving Income Phase payments. Please refer to your plan documents for more information.

Once an Income Phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum. See “Income Phase Payment Options.” If you elect an option that does not allow you to withdraw a lump sum, you will not be able to withdraw any Contract value amounts after the Income Phase begins.

Calculation of Income Phase Payments

Some of the factors that may affect Income Phase payments include: your age, your Account Value, the Income Phase payment option selected (including the frequency and duration of payments under the option selected), number of guaranteed payments, if any, selected and whether you select variable or fixed payments. As a general rule, more frequent Income Phase payments will result in smaller individual Income Phase payments. Likewise, Income Phase payments that are anticipated over a longer period of time will also result in smaller individual Income Phase payments.

Fixed Payments. Amounts funding fixed Income Phase payments will be held in the Company’s General Account. Fixed payments will remain the same over time.

Variable Payments. Amounts funding your variable Income Phase payments will be held in the Subaccount(s) selected. The Contracts may restrict the Subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the Income Phase. The Subaccounts available for investment during the Income Phase may be different than those available for investment during the Accumulation Phase. For information about the Subaccounts available during the Income Phase, please contact Customer Service. The Contracts may restrict how many transfers, if any, are allowed among options during the Income Phase. For variable payments, an assumed net investment rate must be selected.

Payments from the Fixed Plus Account. If a nonlifetime Income Phase payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

Assumed Net Investment Rate. If you select variable Income Phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first Income Phase payment will be higher, but subsequent Income Phase payments will increase only if the investment performance of the Subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5% annually, after deduction of fees.

If a 3.5% rate is selected, your first Income Phase payment will be lower and subsequent Income Phase payments will increase more rapidly or decline more slowly depending upon the investment performance of the Subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the SAI by calling Customer Service.

Charges Deducted

When you select an Income Phase payment option (one of the options listed in the table below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the Subaccounts. This charge compensates us for mortality and expense risks we assume under variable Income Phase payment options and is applicable to all variable Income Phase payment options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

We may also deduct a daily administrative charge from amounts held in the Separate Account. We currently charge this under some Contracts and reserve the right to charge it under all others. The maximum amount is 0.25% on an annual basis of your Account Value invested in the Subaccounts. If we are currently imposing this fee under the Contract issued in connection with your plan when you enter the Income Phase, the fee will apply throughout the entire Income Phase.

PRO.75996-2 6	45

Required Minimum Payment Amounts

The Income Phase payment option selected must meet the minimums stated in the Contract:

•	A first Income Phase payment of at least $20; or
•	Total yearly Income Phase payments of at least $100.

If your Account Value is too low to meet these minimum payment amounts, the Contract Holder, on your behalf, must elect a lump-sum payment.

Death Benefit During the Income Phase

The death benefits that may be available to a Beneficiary are outlined in the following “Income Phase Payment Options” table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order. If the death benefit is not taken in a lump sum, your Beneficiary must satisfy the distribution rules imposed by the Tax Code. These rules recently changed for deaths occurring after January 1, 2020. Failure to satisfy these rules can result in tax penalties. See “FEDERAL TAX CONSIDERATIONS - Taxation of Qualified Contracts - Required Distributions Upon Death” for the distribution rules imposed by the Tax Code.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account”) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option. See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

Taxation. To avoid certain tax penalties, you and any Beneficiary must satisfy the distribution rules imposed by the Tax Code. See “FEDERAL Tax Considerations.”

Income Phase Payment Options

The following table lists the Income Phase payment options and accompanying death benefits that may be available under the Contracts. The Tax Code and/or some Contracts may restrict the options and the terms available to you and/or your Beneficiary. If your Contract is a Qualified Contract, not all of the payment options will satisfy Required Minimum Distribution rules., Consult a tax adviser before electing a payout option. See “FEDERAL Tax Considerations.” Check with your Contract Holder for details. We may offer additional Income Phase payment options under the Contract from time to time.

Terms used in the table:

•	Annuitant: The person(s) on whose life expectancy the Income Phase payments are calculated; and
•	Beneficiary: The person designated to receive the death benefit payable under the Contract.
PRO.75996-2 6	46

Lifetime Income Phase Payment Options
Life Income	Length of Payments: For as long as the Annuitant lives. It is possible that only one payment will be made should the Annuitant die prior to the second payment’s due date. Death Benefit-None: All payments end upon the Annuitant’s death.
Life Income ‒ Guaranteed Payments*

Length of Payments: For as long as the Annuitant lives, with payments guaranteed for a choice of five to 20 years, or as otherwise specified in the Contract.

Death Benefit-Payment to the Beneficiary: If the Annuitant dies before we have made all the guaranteed payments, we will continue to pay the Beneficiary the remaining payments. Unless prohibited by a prior election of the Contract Holder, the Beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Lifetime Income Phase Payment Options
Life Income ‒ Two Lives

Length of Payments: For as long as either Annuitant lives. It is possible that only one payment will be made should both Annuitants die before the second payment’s due date.

Continuing Payments:

• This option allows a choice of 100%, 66⅔% or 50% of the payment to continue to the surviving Annuitant after the first death; or

• 100% of the payment to continue to the Annuitant on the second Annuitant’s death, and 50% of the payment to continue to the second Annuitant on the Annuitant’s death.

Death Benefit-None: All payments end after the death of both Annuitants.

Life Income ‒ Two Lives ‒ Guaranteed Payments*

Length of Payments: For as long as either Annuitant lives, with payments guaranteed for a minimum of 120 months or as otherwise specified in the Contract.

Continuing Payments: 100% of the payment to continue to the surviving Annuitant after the first death.

Death Benefit ‒ Payment to the Beneficiary: If both Annuitants die before the guaranteed payments have all been paid, we will continue to pay the Beneficiary the remaining payments. Unless prohibited by a prior election of the Contract Holder, the Beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income ‒ Cash Refund Option (limited availability fixed payment only)

Length of Payments: For as long as the Annuitant lives.

Death Benefit ‒ Payment to the Beneficiary: Following the Annuitant’s death, we will pay a lump-sum payment equal to the amount originally applied to the Income Phase payment option (less any premium tax) and less the total amount of fixed Income Phase payments paid.

Life Income – Two Lives − Cash Refund Option (limited availability fixed payment only)

Length of Payments: For as long as either Annuitant lives.

Continuing Payment: 100% of the payment to continue after the first death.

Death Benefit − Payment to the Beneficiary: When both Annuitants die, we will pay a lump-sum payment equal to the amount applied to the Income Phase payment option (less any premium tax) and less the total amount of fixed Income Phase payments paid.

*	Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95.

PRO.75996-2 6	47

Nonlifetime Income Phase Payment Options
Nonlifetime - Guaranteed Payments*

Length of Payments: Payments generally may be fixed or variable and may be made for three to 30 years. However, for amounts held in the Fixed Plus Account and the Fixed Plus Account II A during the Accumulation Phase, the payment must be on a fixed basis and must be for at least five years. In certain cases a lump-sum payment may be requested at any time (see below).

Death Benefit − Payment to the Beneficiary: If the Annuitant dies before we make all the guaranteed payments, we will continue to pay the Beneficiary the remaining payments. Unless prohibited by a prior election of the Contract Holder, the Beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

*	Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95.

Lump-Sum Payment

If the Nonlifetime - Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before five years of Income Phase payments have been completed will be treated as a withdrawal during the Accumulation Phase and if election is made during an early withdrawal charge period, we will charge the applicable early withdrawal charge. See “Fees – Early Withdrawal Charge.” Lump-sum payments will be paid within seven calendar days after Customer Service receives the request for payment in Good Order.

Calculation of Lump-Sum Payments

If a lump-sum payment is available to a Beneficiary or to you under the Income Phase payment options listed in the table above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the Income Phase payments (i.e., the actual fixed rate used for the fixed payments or the 3.5% or 5% assumed net investment rate for variable payments).

PRO.75996-2 6	48

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract. Some financial institutions or broker-dealers through which the Contract is sold may limit the availability of certain Contract benefits. For more information, see “OTHER TOPICS – Financial Intermediary Variations” section of this Prospectus. If you have any questions about any limitations, restrictions, or other variations related to the contract benefits available to you, please reach out to your financial institution or broker-dealer

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Account Value Death Benefit	Death benefit is your Account Value plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account.	Standard	No additional fee for this benefit	This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits. (See “Account Value Death Benefit”).
Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Standard	No additional fee for this benefit.	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits

PRO.75996-2 6	49

DEATH BENEFIT

The Contract provides a death benefit in the event of your death, which is payable to the Contract Holder (usually your employer). The Contract Holder may direct that we make any payments to the Beneficiary you name under the Plan (“Plan Beneficiary”).

During the Accumulation Phase

For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Holder (on behalf of your Plan Beneficiary) must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

The following options are also available under some Contracts; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

•	Leaving the Account Value invested in the Contract; or
•	Under some Contracts, leaving your Account Value on deposit in the Company’s General Account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The balance on deposit can be withdrawn at any time or paid in accordance with any of the available Income Phase payment options. See “Income Phase – Income Phase Payment Options.”

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make

PRO.75996-2 6	50

a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

The Value of the Death Benefit (the Account Value Death Benefit)

The death benefit will be based on your Account Value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your Account Value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in “FEES, CHARGES AND ADJUSTMENTS” and the STATEMENT OF ADDITIONAL INFORMATION.

The death benefit is calculated as of the next time we value your account following the date on which Customer Service receives proof of death and a payment request in Good Order. In addition to this amount, some states require we pay interest on amounts invested in Fixed Interest Options, calculated from date of death at a rate specified by state law.

Tax Code Requirements

If the death benefit is not taken in a lump sum by the end of the calendar year following your death, your beneficiary must meet the distribution rules imposed by the Tax Code. These rules recently changed for death occurring after January 1, 2020. Subject to certain exceptions most non-spouse beneficiaries must now complete death benefit distributions within ten years of your death in order to satisfy required minimum distribution rules. A beneficiary should consult a tax adviser. Failure to meet these rules can result in tax penalties. See “FEDERAL Tax Considerations” for additional information.

PRO.75996-2 6	51

CONTRACT PURCHASE AND PARTICIPATION

Purchasing the Contract

To purchase the Contract:

•	The Contract Holder submits the required forms and application to the Company; and
•	We approve the forms and issue a Contract to the Contract Holder.

Participating in the Contract

To participate in the Contract:

•	Complete an enrollment form and submit it to us; and
•	If your enrollment is accepted, we establish an account for you under the Contract. The Contract Holder must determine your eligibility to participate in its plan. We are not responsible for such determination.

Acceptance or Rejection

We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying Purchase Payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold Purchase Payments for longer periods with the permission of the Contract Holder. If we agree to do this, the Purchase Payments remain in a non-interest bearing bank account until processed (or for a maximum of 105 days). If we reject the application or enrollment forms, we will return the forms and any Purchase Payments.

Methods of Purchase Payment

The following Purchase Payment methods are available:

•	Continuous payments over time into an Installment Purchase Payment Account. Payments into an Installment Purchase Payment Account must be at least $100 per month ($1,200 annually). No payment may be less than $25; and
•	A lump-sum transfer from a previous plan into a Single Purchase Payment Account, in accordance with our procedures in effect at the time of purchase.

If you participate in a 457(b) plan, the Tax Code places limits on how much of your compensation may be deferred annually. See “FEDERAL TAX CONSIDERATIONS” for further information.

Allocation of Purchase Payments

The Contract Holder or you, if the Contract Holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future Purchase Payments or transfers of existing balances among investment options may be requested by telephone, electronically at www.voyaretirementplans.com or through such other means as may be available under our administrative procedures in effect from time to time. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See “THE Investment Options.”

PRO.75996-2 6	52

Transfer Credits

The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the Contract, you will be provided with additional information specific to the Contract. See “THE CONTRACT - Contract Provisions and Limitations - Transfer Credits.”

Tax Code Restrictions

The Tax Code places some limitations on contributions to your account. See “FEDERAL Tax Considerations.”

Other Products

We and our affiliates offer various other products with different features and terms than the Contracts described in this Prospectus , which may offer some or all of the same Funds. These products have different benefits, fees and charges, and may offer different share classes of the Funds offered in this Contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

WITHDRAWALS

Making a Withdrawal

Subject to limitations on withdrawals from the Fixed Plus Account and the Fixed Plus Account II A and other restrictions (see “Withdrawal Restrictions” in this section and “THE INVESTMENT OPTIONS — The Fixed Interest Options”), the Contract Holder or you, if permitted by the plan, may withdraw all or a portion of your Account Value (on your behalf) at any time during the Accumulation Phase.

Steps for Making a Withdrawal

The Contract Holder or you, if permitted by the plan, must:

•	Select the Withdrawal Amount:
•	Full Withdrawal: You will receive, reduced by any required tax, your Account Value allocated to the Subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account or Fixed Account 2, minus any applicable early withdrawal charge, annual maintenance fee and redemption fees, plus the amount available for withdrawal from the Fixed Plus Account and/or the Fixed Plus Account II A; or
•	Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable redemption fees and by any applicable early withdrawal charge for amounts withdrawn from the Subaccounts, the Guaranteed Accumulation Account or the Fixed Account or Fixed Account 2 and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account. The amounts available from the Fixed Plus Account and Fixed Plus Account II A may be limited.
•	Select Investment Options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an Account Value; and
•	Properly complete a disbursement form and submit it to Customer Service.

For amounts withdrawn from Account Value allocated to the Subaccounts, we will redeem the number of Accumulation Units needed to fund the withdrawal and reduce your Account Value accordingly. For amounts withdrawn from a Fixed Interest Option, we will reduce the value of the Fixed Interest Option by the dollar amount

PRO.75996-2 6	53

of that portion of the withdrawal (and with respect to the Guaranteed Accumulation Account, will reflect any positive or negative market value adjustment) and will reduce your Account Value accordingly. A reduction to the Account Value due to a withdrawal results in a lesser amount available to be annuitized and a lesser death benefit. For a description of limitations on withdrawals from the Fixed Plus Account and Fixed Plus Account II A, please see “THE INVESTMENT OPTIONS - The Fixed Interest Options.”

Calculation of Your Withdrawal

We determine your Account Value every normal business day after the close of the NYSE. We pay withdrawal amounts based on your Account Value either:

•	As of the next valuation after Customer Service receives a request for withdrawal in Good Order; or
•	On such later date as specified on the disbursement form.

Delivery of Payment

Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment no later than seven calendar days following our receipt of your disbursement form in Good Order.

SYSTEMATIC DISTRIBUTION OPTIONS

If available under your plan, a systematic distribution option allows you to receive regular payments from your account without moving into the Income Phase. By remaining in the Accumulation Phase, you retain certain rights and investment flexibility not available during the Income Phase. Because the account remains in the Accumulation Phase, all Accumulation Phase charges continue to apply. If you elect a systematic distribution option, if amounts are taken from the GAA before the end of a Guaranteed Term, it may have an adverse impact on your Account Value. If you intend to make ongoing withdrawals, you should consult with your investment professional to discuss whether the Contract is appropriate for you.

Systematic Distribution Options Currently Available

These options may be exercised at any time during the Accumulation Phase of the Contract. To exercise one of these options, the Account Value must meet any minimum dollar amount and age criteria applicable to that option. To determine what systematic distribution options are available, please write or call Customer Service.

Systematic distribution options currently available under the Contract include the following:

•	Systematic Withdrawal Option (“SWO”) - SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining Accumulation Phase investment flexibility for amounts accumulated under the account; and
•	Estate Conservation Option (“ECO”) - ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law (generally at the applicable age as prescribed by Tax Code section 401(a)(9)) and pay you that amount once a year. ECO is available under 457 Plans only. See “FEDERAL Tax Considerations” FOR MORE INFORMATION REGARDING YOUR APPLICABLE AGE.

Other Systematic Distribution Options

Other systematic distribution options may be available from time to time. Additional information relating to any of the systematic distribution options may be obtained from your local representative or by contacting Customer Service.

PRO.75996-2 6	54

Availability of Systematic Distribution Options

The Company may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections.

Terminating a Systematic Distribution Option

Once a systematic distribution option is elected, the Contract Holder may revoke it at any time by submitting a written request to Customer Service. Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account, it may not be elected again until the next calendar year, nor may any other systematic distribution option be elected.

Tax Consequences

Withdrawals received through these options and revocations of elections may have tax consequences. See “FEDERAL Tax Considerations.”

FEDERAL TAX CONSIDERATIONS

Introduction

The Contracts described in this Prospectus are designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the Contracts. The U.S. federal income tax treatment of the Contracts is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•	Your personal tax situation (or the personal tax situation of the Beneficiary , as applicable) determines the federal taxation of amounts held or paid out under the Contracts;
•	Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the Contracts described in this Prospectus ;
•	This section addresses some, but not all, applicable federal income tax rules and generally does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;
•	We do not make any guarantee about the tax treatment of the Contracts or transactions involving the Contracts; and
•	No assurance can be given that the IRS or Treasury would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the Contract with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the Contract or any transactions involving the Contract.

Types of Contracts: Deferred Compensation Contracts

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money. The Contracts described in this Prospectus may be purchased in relation to qualified governmental excess benefit arrangements under Tax Code Section 415(m), Tax Code Section 457(b) plans, nonqualified deferred compensation plans under Tax Code Section 457(f) and non-Section 457 nonqualified deferred compensation plans. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

We refer to all of these generally as “deferred compensation plans.” Employers intending to use the Contract with such plans should seek legal and tax advice.

PRO.75996-2 6	55

Taxation of Deferred Compensation Contracts

Eligible Retirement Plans and Programs

The Contract may be purchased with the following retirement plans and programs:

•	Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as by non-governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be either a 457(b) plan or a 457(f) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to a select group of management and highly-compensated employees (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Depending on the plan design, the participant may be entitled to determine the investment allocation of their deferred compensation account; and
•	A deferred compensation plan of a for-profit employer that is not subject to Section 457 rules, or certain arrangements for tax-exempt employers that are exempt from the Section 457 rules. Employers intending to use the Contract with such plans should seek tax and/or legal advice.

The Company may offer or have offered the Contract for use with certain other types of deferred compensation plans. Please see your Contract and consult with your tax adviser if you have questions about other types of plan arrangements not discussed herein.

Special Considerations for Section 457 Plans. Under 457(b) plans of non-governmental employers, 457(f) plans and non-Section 457 deferred compensation plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. In addition, benefits under 457(f) plans are generally taxable to an employee in the first year in which there is no “substantial risk of forfeiture.” Generally, a substantial risk of forfeiture means that the individual’s right to receive deferred compensation is dependent upon the performance of future services to an employer or other entity. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Taxation

The tax rules applicable to deferred compensation plan contracts vary according to the type of plan or program, the specific terms and conditions of the deferred compensation plan contract and the terms and conditions of the deferred compensation plan. The ultimate effect of federal income taxes on the amounts held under a deferred compensation plan contract, or on Income Phase (e.g., annuity) payments from a deferred compensation plan contract, depends on the type of deferred compensation plan contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a deferred compensation plan contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•	Contributions in excess of specified limits;
•	Distributions before age 59½ (subject to certain exceptions);
•	Distributions that do not conform to specified commencement and minimum distribution rules; and
•	Other specified circumstances.

Some nonqualified deferred compensation plans are subject to additional distribution or other requirements that are not incorporated into the Contracts described in this Prospectus . No attempt is made to provide more than general information about the use of the Contracts with deferred compensation plans. Contract Owners, sponsoring employers, participants, Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under these deferred compensation plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the Contract, unless we consent in writing.

PRO.75996-2 6	56

Contract Owners, sponsoring employers, participants, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek tax and/or legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that deferred compensation contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a deferred compensation plan (as described in this Prospectus ), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the deferred compensation plan itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative, taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain deferred compensation plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with a tax and/or legal adviser in connection with contributions to a deferred compensation contract.

457(b) Plans. The total annual contributions (including pre-tax salary reduction contributions) made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or $ 24,500 (as indexed for 2026 ). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code Section 401(k), Roth 401(k), 403(b), Roth 403(b) and 125 cafeteria plans in addition to any deferrals to the 457(b) plan.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a governmental 457(b) plan who is at least age 50 by the end of the participant’s taxable year may contribute an additional amount (“Age 50 Catch-ups”) not to exceed the lesser of:

•	$ 8,000 ; or
•	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year. The Catch-Up Contributions for individuals who attain age 60, 61, 62, or 63 in 2026 is $11,250.

Special 457 Catch-ups. Special catch-up provisions may be available for 457(b) plans (“Special 457 Catch-ups”) during the three years prior to the participant’s normal retirement age. Note that the Special 457 Catch-ups cannot be used simultaneously with the Age 50 Catch-ups. Specifically, a participant may elect to defer the lesser of: (a) twice the deferral limit ($ 49,000 ); or (b) the basic annual limit plus the amount of the basic annual limit not used in prior taxable years (disregarding any deferrals under the Age 50 Catch-up). If a participant is eligible for the Special 457 Catch-up and the Age 50 Catch-up, the participant can make deferrals up to the greater catch-up limit, but may not make deferrals in excess of the greater catch-up limit. For advice with respect to these catch-up provisions, please consult a tax and/or legal adviser.

457(f) Plans and Non-Section 457 Deferred Compensation Plans. 457(f) plans and Non-Section 457 plans have no contribution limits, unless the plan document imposes a limit.

Distributions – General

Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, Income Phase (i.e., annuity) payments, rollovers, exchanges and death benefit proceeds. If a portion of a distribution is taxable, the distribution will be reported to the IRS.

Governmental 457(b) Plans. Distributions from these plans are generally taxed as received unless one of the following is true:

•	The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;
•	You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed on all or part of the earnings on the contributions according to the rules detailed in the Tax Code; or
PRO.75996-2 6	57

•	The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A distribution is an eligible rollover distribution unless it is:

•	Part of a series of substantially equal periodic payments (at least one per year) made over the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his designated Beneficiary or for a specified period of ten years or more;
•	A required minimum distribution under Tax Code Section 401(a)(9);
•	A hardship withdrawal; or
•	Otherwise not recognized under applicable regulations as eligible for rollover.

10% Additional Tax. In general, an eligible state or local governmental 457(b) plan is not subject to the 10% additional tax. However, any distribution attributable to amounts the 457(b) plan received in a transfer from an IRA or a 401(a), 401(k), 403(a) or 403(b) plan is subject to the 10% additional tax unless one of the following exceptions applies:

•	You have attained age 59½;
•	You have become disabled, as defined in the Tax Code;
•	You have died and the distribution is to your Beneficiary;
•	The distribution amount is rolled over tax free into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;
•	The distribution is paid directly to the government in accordance with an IRS levy;
•	The distribution is a qualified reservist distribution as defined under the Tax Code;
•	The distribution is a qualified birth or adoption distribution;
•	The distribution is eligible for penalty relief extended to victims of certain natural disasters;
•	You have unreimbursed medical expenses that are deductible (without regard to whether you itemized deductions);
•	You have separated from service with the Plan Sponsor at or after age 55;
•	You are a qualified public safety employee taking a distribution from a governmental plan and you separated from service after age 50;
•	The distribution is paid to a terminally ill individual;
•	The withdrawal amount is paid for certain emergency expenses;
•	The distribution is an eligible distribution to an eligible domestic abuse victim; or
•	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”).

In addition, the 10% additional tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that are deductible (without regard to whether you itemized deductions). The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Non-Governmental 457(b) Plans. Compensation deferred under a 457(b) plan of a non-governmental employer is generally includible in income in the first year in which it is paid or otherwise made available to you or your designated Beneficiary.

457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year in which it is no longer subject to a “substantial risk of forfeiture” as defined under Tax Code Section 457(f) or required to be includible under Tax Code Section 409A. If the requirements of Tax Code Section 409A are not met, affected participants covered by the plan will be subject to:

•	Income tax inclusion on the deferred amounts, retroactive to the date of the original deferral (or if later, that date on which the deferred compensation was no longer subject to a substantial risk of forfeiture);
•	Interest at the underpayment rate plus one percent on the underpayments; and
•	An additional penalty tax equal to 20% of the amount included in income.

Non-Section 457 Deferred Compensation Plans. Compensation deferred under a non-Section 457 deferred compensation plan is generally includible in income in the first year in which it is:

•	Paid or otherwise made available to you or your designated Beneficiary; or
•	Required to be includible under Tax Code Section 409A.

If the requirements of Tax Code Section 409A are not met, affected participants covered by the plan will be subject to:

PRO.75996-2 6	58

•	Income tax inclusion on the deferred amounts, retroactive to the date of the original deferral (or if later, that date on which the deferred compensation was no longer subject to a substantial risk of forfeiture),
•	Interest at the underpayment rate plus one percent on the underpayments, and
•	An additional penalty tax equal to 20% of the amount included in income.

Distributions – Eligibility

Distributions from qualified plans (as described in this Prospectus ) generally may occur only upon the occurrence of certain events. The terms of your plan will govern when you are eligible to take a distribution from the plan. The following describes circumstances when you may be able to take a distribution from certain more common types of plans.

457(b) Plans. Under 457(b) plans, distributions may not be made available to you earlier than:

•	The calendar year you attain age 59½;
•	When you experience a severance from employment; or
•	When you experience an unforeseeable emergency.

A one-time in-service distribution may also be permitted under a Section 457(b) plan if the total amount payable to the participant does not exceed $5,000 ($7,000 beginning January 1, 2024), no amounts have been deferred by the participant during the two-year period ending on the date of distribution, and there have been no such prior in-service distributions.

457(f) Plans and Non-Section 457 Deferred Compensation Plans. Some Tax Code Section 457(f) plans and non-Section 457 deferred compensation plans must also meet the requirements of Tax Code Section 409A, which includes standards for deferral elections, restrictions on subsequent elections regarding the time and form of payment and a prohibition on accelerating payment. Tax Code Section 409A also allows distributions only upon the occurrence of the following specified events:

•	Separation from service;
•	Disability;
•	Death;
•	Payment at a specified time (or under a fixed schedule) determined at the date that the deferral is made;
•	Change in control or ownership of the sponsoring employer;
•	Unforeseeable emergency; or
•	Meeting other circumstances as allowed by federal law, regulations or rulings.

The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

For more information, please consult your own tax and/or legal adviser.

Lifetime Required Minimum Distributions (457(b) Plans Only)

To avoid certain tax penalties, you and any designated Beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•	The start date for distributions;
•	The time period in which all amounts in your Contract(s) must be distributed; and
•	Distribution amounts.

The following discussion is general, and the details of the required minimum distribution rules are extremely complex. Consult a tax advisor for additional information.

PRO.75996-2 6	59

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain the applicable age (as prescribed by Tax Code section 401(a)(9)) or retire, whichever occurs later, unless:

•	Under governmental 457(b) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain the applicable age as prescribed by Tax Code section 401(a)(9)).

Your applicable age is determined as follows:

If you were born . . .	Your applicable age is …
Before July 1, 1949	70½
After June 30, 1949 and before 1951	72
After 1950 and before 1960	73
After 1959	75

Time Period. You must receive distributions from the Contract over a period not extending beyond one of the following time periods:

•	Over your life or the joint lives of you and your designated Beneficiary; or
•	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated Beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). Before Income (i.e., annuity) Phase payments begin, the required minimum distribution amount is generally determined by dividing the entire interest in the account as of December 31 of the preceding year by the applicable distribution period. The entire interest in the account includes the amount of any outstanding rollover, transfer and recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit. If Income (i.e., annuity) Phase payments have begun under an Income Phase payment option that satisfies the Tax Code Section 401(a)(9) regulations, such payments will generally be viewed as satisfying your required minimum distribution.

25% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 25% excise tax is imposed on the required amount that was not distributed. The excise tax on failure is further reduced from 25% to 10% if corrected in a timely manner and may also be waived by the IRS under certain circumstances.

Further information regarding required minimum distributions may be found in your Contract and/or certificate.

Required Distributions Upon Death (457(b) Plans Only)

Upon your death, any remaining interest in a 457(b) or Roth 457(b) plan must be distributed in accordance with federal income tax requirements under Section 401(a)(9) of the Tax Code. The death benefit provisions of your Contract will be interpreted to comply with those requirements. The post-death distribution requirements were amended, applicable generally with respect to deaths occurring after 2019, by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”), which was part of the larger Further Consolidated Appropriations Act, 2020. The post-death distribution requirements under prior law continue to apply in certain circumstances.

Prior Law. Under prior law, if an employee under an employer sponsored retirement plan dies prior to the required beginning date, the remaining interest must be distributed (1) within five years after the death (the “five-year rule”), or (2) over the life of the designated Beneficiary, or over a period not extending beyond the life expectancy of the designated Beneficiary, provided that such distributions commence within one year after death (the “lifetime payout rule”). If the employee dies on or after the required beginning date (including after the date distributions have commenced in the form of an annuity), the remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death (the “at-least-as-rapidly rule”).

Current Law. Under the current law , if you die after 2019, and you have a designated Beneficiary, any remaining interest must be distributed within ten years after your death, unless the designated Beneficiary is an eligible designated Beneficiary (“EDB”) or some other exception applies. A designated Beneficiary is any individual designated as a Beneficiary by the employee. An EDB is any designated Beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than ten years younger than you. An individual’s status as an EDB is determined on the date of your death. This ten-year post-death

PRO.75996-2 6	60

distribution period applies regardless of whether you die before your required beginning date or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the Beneficiary is an EDB and the EDB dies before the entire interest is distributed under this ten-year rule, the remaining interest must be distributed within ten years after the EDB’s death (i.e., a new ten-year distribution period begins).

Instead of taking distributions under the new ten-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence within one year of your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within ten years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed within ten years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years).

If your Beneficiary is not an individual, such as a charity, your estate, or in some cases a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the five-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your Beneficiary is a trust and all the beneficiaries of the trust are individuals, the current law may apply pursuant to special rules that treat the beneficiaries of the trust as designated beneficiaries, including special rules allowing a Beneficiary of a trust who is disabled or chronically ill to stretch the distribution of their interest over their life or life expectancy in some cases. You should consult a professional tax adviser about the federal income tax consequences of your Beneficiary designations, particularly if a trust is involved.

More generally, the current law applies if you die after 2019, subject to several exceptions. In particular, if you are an employee under a governmental plan, such as a governmental 457(b) plan, the current law applies to your interest in that plan if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the current law generally applies to your interest in that plan if you die after 2021 (unless the collective bargaining agreements terminate earlier).

In addition, the new post-death distribution requirements generally do not apply if the employee died prior to January 1, 2020. However, if the designated Beneficiary of the deceased employee dies after January 1, 2020, any remaining interest must be distributed within ten years of the designated Beneficiary’s death. Hence, this ten-year rule generally will apply to a Contract issued prior to 2020 which continues to be held by a designated Beneficiary of an employee who died prior to 2020.

It is important to note that under prior law, Income (i.e., annuity) Phase payments that commenced under a method that satisfied the distribution requirements while the employee was alive could continue to be made under that method after the death of the employee. Under the current law , however, if you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than ten years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the current law might need to be accelerated at the end of that period (or otherwise modified after your death if permitted under federal tax law and by us) in order to comply with the new post-death distribution requirements.

Certain transition rules may apply. Please consult your tax adviser.

Start Dates for Spousal Beneficiaries. Under the current law , as under prior law, if your Beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse’s death by transferring the remaining interest tax-free to your surviving spouse’s own IRA.

The post-death distribution requirements are complex and unclear in numerous respects. The Internal Revenue Service and U.S. Department of the Treasury have issued very little guidance on the current law . In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under

PRO.75996-2 6	61

state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Withholding

Taxable distributions under the Contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

Governmental 457(b) Plans. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of other certain distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers, 457(f) Plans and Non-Section 457 Deferred Compensation Plans. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. Death benefit proceeds are not subject to income tax withholding.

Assignment and Other Transfers

457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

•	A plan participant as a means to provide benefit payments;
•	An alternate payee under a QDRO in accordance with Tax Code Section 414(p);
•	The Company as collateral for a loan; or
•	The enforcement of a federal income tax lien or levy.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The federal estate tax, gift tax, and GST tax exemptions and maximum rates may be adjusted each year. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

PRO.75996-2 6	62

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the Contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the Separate Account to increase reserves under the Contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. Because we do not expect that we will incur any federal income tax liability attributable to the Separate Account we do not intend to make any provision for such taxes. However, changes in the tax laws and/or in their interpretation may result in our being taxed on income or gains attributable to the Separate Account. In this case we may impose a charge against a separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the Separate Account, including from your Contract value invested in the Subaccounts.

In calculating our corporate income tax liability, we may claim certain corporate income tax benefits associated with the investment company assets, including Separate Account assets, which are treated as Company assets under applicable income tax law. These benefits may reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividends received deductions. We do not pass the tax benefits to the holders of the Separate Account because (1) the Contract Owners are not the owners of the assets generating these benefits under applicable income tax law; and (2) we do not currently include Company income taxes in the tax charges you pay under the Contract. We reserve the right to change these tax practices.

OTHER TOPICS

Right to Cancel

When and How to Cancel. If the Contract Holder chooses to cancel a Contract, we must receive the Contract and a written notice of cancellation within ten days ( 20 days in North Dakota ) after the Contract Holder’s receipt of the Contract.

Refunds to Contract Holders. We will produce a refund no later than seven calendar days after Customer Service receives the Contract and written notice of cancellation in Good Order. The refund will equal amounts contributed to the Contract plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges deducted during the period you held the Contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states, we are required to refund contributions. When a refund of contributions is not required, the Investor bears any investment risk.

Financial Intermediary Variations

Variations in contract benefits or features described in this Prospectus may be imposed without our knowledge by some financial institutions or broker-dealers through which the Contract was sold. For example, your financial professional may not recommend a particular investment option or contract benefit to you or your plan because of a decision by the investment professional’s firm not to offer that investment option or contract benefit to any of its clients. There are no material financial intermediary variations known or reasonably available to us at this time, and because of the breadth of our distribution network, our agreements with our distribution partners and the fact that the Contract is an older legacy annuity product that has not been offered for sale for a significant period of time, we cannot obtain pertinent information regarding such variations without unreasonable effort and expense.

PRO.75996-2 6	63

If you have any questions about any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you, please reach out to your financial institution or broker-dealer.

Contract Distribution

General

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for the Contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of FINRA and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774.

We sell the Contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with Voya Financial Partners, LLC. We refer to these broker-dealers as “distributors.” Voya Financial Advisors, Inc. is a distributor affiliated with the Company that has entered into a selling agreement with Voya Financial Partners, LLC for the sale of our variable annuity contracts.

Registered representatives of distributors who solicit sales of the Contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by Contract Holders or the Separate Account, but instead is paid by us through Voya Financial Partners, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the Contracts.

Compensation Arrangements. Registered representatives who offer and sell the Contracts may be paid a commission. The commissions paid on transferred assets range from 0% to 7%. The commission paid on recurring payments made during the first year of the participant account range from 0% to 7%. After the first year of the participant account, renewal commissions up to 1% may be paid on recurring payments up to the amount of the maximum of prior year’s payments and commissions of up to 7% may be paid on recurring payments in excess of this amount. In addition, the Company may pay up to 2.50% on transferred assets and asset-based commission ranging up to 0.10%.

We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain Purchase Payments received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7% of total Purchase Payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. These other promotional incentives or payments may be limited to Contracts offered to certain plans, may not be offered to all distributors, and may be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with Purchase Payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Employees of the Company or its affiliates (including wholesaling employees) may receive more compensation when Funds advised by the Company or its affiliates (“affiliated Funds”) are selected by a Contract Holder than when unaffiliated Funds are selected.

PRO.75996-2 6	64

Additionally, management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in Funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the Contracts, or if the overall amount of investments in the Contracts and other products issued or advised by the Company or its affiliates increases over time. Certain management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or a specific percentage of Purchase Payments received under the Contracts or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new Contracts or retain existing Contracts, or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of Contracts described above, through Voya Financial Partners, LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling Contracts to you and other customers. These amounts may include:

•	Marketing/distribution allowances that may be based on the percentages of Purchase Payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
•	Loans or advances of commissions in anticipation of future receipt of Purchase Payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
•	Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
•	Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
•	Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
•	Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contracts.

The following is a list of the top 25 distributors that, during 2025, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

•  LPL Financial Corporation

•  Morgan Stanley Smith Barney LLC

•  Osaic Wealth, Inc.

•  Cetera Wealth Services LLC

•  Northwestern Mutual Investment Service

•  Ameriprise Financial Services, Inc.

•  Park Avenue Securities, LLC

•  Lincoln Investment Planning Inc.

•  Kestra Investment Services, LLC

•  Cambridge Investment Research Inc.

•  NYLIFE Securities LLC

•  Allstate Financial Services LLC

•  Cetera Advisors LLC

•  PFS Investments Inc.

•  Packerland Brokerage Services

•  Osaic FA, Inc.

•  Cetera Investment Services LLC

•  RBC Capital Markets LLC

•  TransAmerica Financial Advisors, Inc.

•  CUSO Financial Services

•  Stifel Nicolaus and Company Incorporation

•  MMA Securities LLC

•  Janney Montgomery Scott LLC

•  Harbour Investments Inc.

•  Purshe Kaplan Sterling Investments Inc.

PRO.75996-2 6	65

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the Fund when the order was executed and the price of the Fund when the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or Beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, for example) or restrict the amount of certain forms of payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on Contract Owners, insureds, Beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract Owners are urged to keep their own, as well as their Beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service.

PRO.75996-2 6	66

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any of the following circumstances:

•	On any valuation date when the NYSE is closed (except customary weekend and holiday closings), or when trading on the NYSE is restricted;
•	When an emergency exists as determined by the SEC so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the Subaccount’s assets; and
•	During any other periods the SEC may by order permit for the protection of Investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or any regulatory action.

Intent to Confirm Quarterly

Under certain Contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the Contract, Voya Financial Partners, LLC’s ability to distribute the Contract or upon the Separate Account.

•	Litigation. Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants may seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.
•	Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

Financial Statements

The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account B and the consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the SAI. To request a free SAI, please contact Customer Service at 1-800-584-6001.

PRO.75996-2 6	67

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The Variable Options and Fixed Interest Options available to you may vary based on employer. You should refer to your plan documents for a list of available Investment Options. Additionally, some financial institutions or broker-dealers through which the Contract is sold may limit the availability of certain investment options. For more information, see “OTHER TOPICS – Financial. Intermediary Variations” section of this prospectus. If you have any questions about any limitations, restrictions, or other variations related to the investment options available to you, please reach out to your financial institution or broker-dealer.

Variable Options

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA00980. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks growth of capital.	American Funds Insurance Series® – Growth Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.58%	20.24%	13.37%	17.97%
Seeks long-term growth of capital and income.	American Funds Insurance Series® – Growth-Income Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.53%	18.06%	13.90%	13.92%
Seeks long-term growth of capital.	American Funds Insurance Series® – EUPAC Fund (Class 2)** Investment Adviser: Capital Research and Management CompanySM	0.72%*	26.77%	3.40%	7.00%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective May 1, 2026, the American Funds Insurance Series® – International Fund changed its name to the American Funds Insurance Series® – EUPAC Fund.

PRO.75996-2 6	68

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I) Investment Adviser: Calvert Research and Management	0.65%	11.48%	8.68%	9.81%
Seeks long-term capital appreciation.	Columbia Variable Portfolio – Acorn Fund** Investment Adviser: Columbia Wanger Asset Management, LLC	0.91%*	4.47%	1.02%	8.66%
Seeks long-term capital appreciation.	Columbia Variable Portfolio – Acorn International Fund*** Investment Adviser: Columbia Wanger Asset Management, LLC	1.08%*	12.76%	-1.00%	4.31%
Seek total return consisting of capital appreciation and current income.	Dimensional VA Global Moderate Allocation Portfolio (Institutional Shares)[1] Investment Adviser: Dimensional Fund Advisors LP	0.28%*	14.68%	8.42%	8.65%
Seeks to provide current income.	Federated Hermes Fund for U.S. Government Securities II (Primary Shares) Investment Adviser: Federated Investment Management Company	0.78%*	6.80%	-0.84%	1.06%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective at the opening of business on June 2, 2025, the name of the Wanger Acorn Fund changed to the Columbia Variable Portfolio – Acorn Fund.
***	Effective at the opening of business on June 2, 2025, the name of the Wanger International Fund changed to the Columbia Variable Portfolio – Acorn International Fund.
[1]	Effective on or about May 15, 2026, the Voya Global Perspectives® Portfolio (Class I) is liquidating and will be replaced by the Dimensional VA Global Moderate Allocation Portfolio (Institutional Class).
PRO.75996-2 6	69

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks high current income.	Federated Hermes High Income Bond Fund II (Primary Shares) Investment Adviser: Federated Investment Management Company	0.81%*	8.23%	3.70%	5.59%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.54%	21.52%	15.37%	15.78%
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income Portfolio SM (Initial Class)** Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.46%	19.02%	12.51%	11.60%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	The Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to the Fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
PRO.75996-2 6	70

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.55%	14.92%	13.70%	17.45%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity® VIP International Index Portfolio (Initial Class)**,*** Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.16%	33.15%	8.02%	N/A

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	The Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to the Fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
***	Effective June 13, 2025, the Voya Emerging Markets Index Portfolio (Class I) liquidated and was substituted with the Fidelity VIP International Index Portfolio (Initial Class).

PRO.75996-2 6	71

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio (Initial Class)** Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) and FIL Investments (Japan) Limited	0.72%	20.39%	6.62%	7.93%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)*** Investment Adviser: Franklin Mutual Advisers, LLC	0.91%*	7.65%	8.86%	9.81%
A non-diversified Fund that seeks capital growth.	Invesco V.I. American Franchise Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.85%	11.67%	10.35%	14.87%
Seeks long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.80%	16.17%	12.81%	11.73%
Seeks total return.	Invesco V.I. Main Street Small Cap Fund® (Series I) Investment Adviser: Invesco Advisers, Inc.	0.84%	8.70%	8.34%	10.59%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	The Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to the fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
***	The Franklin Small Cap Value VIP Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
PRO.75996-2 6	72

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.15%	7.05%	10.16%	7.98%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT Real Return Portfolio (Admin Class) Investment Adviser: Pacific Investment Management Company LLC	1.39%	7.85%	1.21%	3.21%
Maximize total return through a combination of income and capital appreciation.	Victory Pioneer High Yield VCT Portfolio (Class I) Investment Adviser: Amundi Asset Management US, Inc.	0.97%*	8.16%	4.21%	5.49%
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.58%*	11.96%	5.92%	7.16%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 24, 2026, the Voya Balanced Income Portfolio (Institutional Class I) is liquidating and will be replaced by the Voya Retirement Moderate Portfolio (Institutional Class I).
PRO.75996-2 6	73

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%*	8.80%	-2.30%	1.82%
Seeks to maximize total returns and maintain lower volatility relative to the overall market.	Voya Global High Dividend Low Volatility Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%*	19.00%	10.52%	9.05%
Seeks to maximize total returns and maintain lower volatility relative to the overall market.	Voya Global High Dividend Low Volatility Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.85%*	18.73%	10.25%	8.78%
Seeks to maximize total returns and maintain lower volatility relative to the overall market.	Voya Global High Dividend Low Volatility Portfolio (Class S2) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.00%*	18.47%	10.08%	8.63%
Seeks capital appreciation.	Voya Global Insights Fund (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.81%*	24.31%	7.21%	10.97%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
PRO.75996-2 6	74

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Voya Global Insights Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.06%*	24.14%	6.96%	10.70%
Seeks total return.	Voya Global Perspectives® Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.85%*	14.23%	3.46%	6.38%
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)**** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%*	4.02%	3.02%	1.96%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I)***** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%*	18.21%	15.46%	14.62%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 17, 2026, the Voya Global Insights Portfolio (Class S) is liquidating and will be replaced with the DFA VA Equity Allocation Portfolio (Institutional Class).
***	Effective on or about May 15, 2026, the Voya Global Perspectives® Portfolio (Class I) is liquidating and will be replaced by the Dimensional VA Global Moderate Allocation Portfolio (Institutional Class).
****	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
*****	The Voya Growth and Income Portfolio is only available to those Contracts that were offering the ING Opportunistic LargeCap Portfolio (Class I) as of August 20, 2010.
PRO.75996-2 6	75

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%	8.80%	3.92%	5.82%
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	8.41%	3.66%	5.55%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%*	15.20%	13.73%	13.90%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%*	8.16%	9.90%	9.75%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%*	8.27%	8.97%	9.23%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.

PRO.75996-2 6	76

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%*	7.71%	0.15%	2.66%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%	37.60%	11.59%	7.83%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%*	30.89%	8.50%	7.91%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.70%*	30.48%	8.21%	7.62%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
PRO.75996-2 6	77

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
A non-diversified Fund that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC and T. Rowe Price Associates, Inc.***	0.67%*	15.33%	12.23%	15.19%
A non-diversified Fund that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC and T. Rowe Price Associates, Inc***	0.92%*	15.09%	11.96%	14.90%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Fund (Class A)**** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.10%*	12.66%	12.56%	10.85%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.83%*	3.90%	4.55%	10.97%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective November 21, 2025, the VY® T. Rowe Price Growth Equity Portfolio merged into the Voya Large Cap Growth Portfolio.
***	Effective October 27, 2025, T. Rowe Price Associates, Inc. was added as a subadviser for the Voya Large Cap Growth Portfolio.
****	Effective February 6, 2026, the Voya Large Cap Value Portfolio and VY T. Rowe Price Equity Income Portfolio merged into the Voya Large Cap Value Fund.
PRO.75996-2 6	78

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%*	18.12%	16.24%	18.65%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%*	18.75%	14.72%	15.36%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.	Voya RussellTM Large Cap Value Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%*	17.94%	11.69%	10.53%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Growth Index Portfolio (Class S)***,**** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.65%*	8.08%	5.98%	11.77%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%*	10.08%	8.26%	10.59%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	The Voya RussellTM Large Cap Index Portfolio is no longer available to new investments.
***	The Voya RussellTM Mid Cap Growth Index Portfolio (Class S) is no longer available to new investments.
****	Effective on or about July 10, 2026, the Voya RussellTM Mid Cap Growth Index Portfolio will merge into the Voya RussellTM Mid Cap Index Portfolio.
PRO.75996-2 6	79

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%*	12.51%	5.75%	9.29%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.87%*	8.59%	6.26%	8.39%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%*	14.80%	5.85%	9.11%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.

PRO.75996-2 6	80

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class S)**, *** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.98%*	16.05%	7.22%	8.68%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class S)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.00%*	19.15%	9.07%	9.92%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2055 Portfolio (Class S)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.03%*	19.64%	9.34%	10.09%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
***	The Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
PRO.75996-2 6	81

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2065 Portfolio (Class S)**, *** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.03%*	19.80%	9.38%	N/A
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2070 Portfolio (Class S) **,*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.03%*	N/A	N/A	N/A
Seeks growth of capital.	Voya Solution Aggressive Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%*	16.87%	9.89%	10.55%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I)**** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%*	13.05%	6.84%	8.04%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
***	The Fund became available for investment on August 11, 2025.
****	Effective on or about May 15, 2026, the Voya Global Perspectives® Portfolio (Class I) is liquidating and will be replaced by the Dimensional VA Global Moderate Allocation Portfolio (Institutional Class).

PRO.75996-2 6	82

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Conservative Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%*	8.33%	2.97%	4.77%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class S) ** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.93%*	10.94%	3.33%	5.15%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.	Voya U.S. Bond Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%*	6.70%	-0.75%	1.64%
Seeks total return.	Voya U.S. Stock Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.27%	17.53%	14.10%	14.51%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	1.10%*	4.99%	8.19%	9.00%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.

PRO.75996-2 6	83

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.25%*	-10.94%	-0.34%	9.17%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	0.91%*	6.82%	4.03%	3.99%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.96%*	17.08%	13.87%	14.01%
Seeks total return including capital appreciation and current income.	VY® Columbia Real Estate Portfolio (Class S)*** Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC***	1.00%*	0.03%	5.67%	4.80%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 17, 2026, the VY® Baron Growth Portfolio (Service Class) is liquidating and will be replaced by the Voya MidCap Opportunities Portfolio (Initial Class).
***	Effective January 21, 2026, the VY® CBRE Real Estate Portfolio changed its name to VY® Columbia Real Estate Portfolio and the subadviser changed from CBRE Investment Management Listed Real Assets, LLC to the Columbia Management Investment Advisers, LLC.

PRO.75996-2 6	84

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital.	VY® Columbia Small Cap Value and Inflection Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	1.18%*	8.04%	9.60%	8.92%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.97%*	17.02%	14.95%	11.75%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%*	12.80%	8.82%	8.86%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.89%*	12.53%	8.55%	8.59%
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.90%	15.35%	12.82%	10.72%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective May 1, 2026, the VY ® Columbia Small Cap Value II Portfolio changed its name to the VY® Columbia Small Cap Value and Inflection Portfolio.
PRO.75996-2 6	85

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.44%*	38.77%	0.04%	9.00%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.10%*	4.37%	9.26%	8.48%
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.14%	3.65%	4.63%	8.77%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.90%	12.02%	9.22%	11.04%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%*	9.92%	7.24%	12.78%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	1.05%*	9.67%	6.97%	12.49%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	The VY® JPMorgan Mid Cap Value Portfolio is only available to plans offering the Fund prior to the close of business on February 7, 2014.

PRO.75996-2 6	86

Fixed Interest Options

The following is a list of Fixed Interest Options currently available under the Contract. We may change the features of the Fixed Interest Options listed below, offer new Fixed Interest Options, and terminate existing Fixed Interest Options. We will provide you with written notice before doing so.

Note: If amounts are withdrawn from the Guaranteed Accumulation Account before the end of a Guaranteed Term, we may apply a Market Value Adjustment. This may result in a significant reduction in your Account Value.

For more information about the Fixed Interest Options and the Market Value Adjustment, see “THE INVESTMENT OPTIONS – Fixed Interest Options” and “CHARGES, FEES AND ADJUSTMENTS- Market Value Adjustment.”

Name	Term*	Minimum Guaranteed Interest Rate**
Guaranteed Accumulation Account	1 month to 10 years	0.25%
The Fixed Account and Fixed Account 2	N/A	1.00%
The Fixed Plus Account	N/A	3.00%
The Fixed Plus Account II A	N/A	1.00%

*	The terms available under your plan may vary.
**	The guaranteed minimum interest rate for your Contract is stated in your Contract, and will not be less than stated.

PRO.75996-2 6	87

The SAI includes additional information about the Contract and the Separate Account, and is incorporated by reference into this Prospectus . The SAI can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=voyavpx&fid=NRVA00980 or is available without charge, upon request, by calling us toll-free at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com You also can request other information and make other inquiries by calling that toll-free number.

Reports and other information about the Variable Annuity Account B, and Voya Retirement Insurance and Annuity Company, are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier:	C000002956
C000275673

PRO.75996-2 6	88

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

VARIABLE ANNUITY ACCOUNT B
of
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statement of Additional Information Dated May 1, 2026

GROUP VARIABLE ANNUITY CONTRACTS FOR

EMPLOYER-SPONSORED DEFERRED COMPENSATION PLANS

A GROUP DEFERRED FIXED AND VARIABLE ANNUITY CONTRACT

issued to
Installment Purchase Payment Account Contracts

and

Single Purchase Payment Contracts

This Statement of Additional Information (“SAI”), is not a Prospectus and should be read in conjunction with the Prospectus dated May 1, 2026 for the Voya Retirement Insurance and Annuity Company Contracts referenced above. The Prospectus sets forth information that a prospective Investor ought to know before investing. You may obtain a free copy of the Prospectus, by either contacting Customer Service at Defined Contract Administration, P.O. Box 990063, Windsor, CT 06199-0063, 1-800-584-6001.

Read the Prospectus before you invest. Terms used in this SAI shall have the same meaning as in the Prospectus .

1

GENERAL INFORMATION AND HISTORY

The Company issues the Contract described in the prospectus and is responsible for providing the Contract’s insurance and annuity benefits. All guarantees and benefits provided under the Contract that is not related to the Separate Account are subject to the claims paying ability of the Company and our General Account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA.”

The Company serves as the depositor for the Separate Account.

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the Funds or affiliates of the Funds used as funding options under the Contract. (See “CHARGES , FEES AND ADJUSTMENTS ” in the prospectus.)

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses .

From this point forward, the term “Contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT B
(THE “SEPARATE ACCOUNT”)

We established Variable Annuity Account B under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The Separate Account was established as a segregated asset account to fund variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the the 1940 Act. Although we hold title to the assets of the Separate Account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses, whether or not realized, of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are obligations of the Company. All guarantees and benefits provided under the Contract that are not related to the Separate Account are subject to the claims paying ability of the Company and our General Account.

The Separate Account is divided into Subaccounts. Purchase Payment(s) to accounts under the Contract may be allocated to one or more of the Subaccounts. Each Subaccount invests in the shares of only one of the Funds offered under the Contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions, under all Contracts or under all plans.

2

SERVICES

Third Party Compensation Arrangements

Please be aware that:

•	The Company may seek to promote itself and the Contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;
•	The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the Contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and
•	At the direction of the Contract Holder, the Company may make payments to the Contract Holder, its representatives or third party service providers intended to defray or cover the costs of plan or program-related administration.

Experts

The statements of assets and liabilities of Variable Annuity Account B as of December 31, 2025 , and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2025 and 2024 , and for each of the three years in the period ended December 31, 2025 , included in the SAI, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta, GA 30308 .

MARKET VALUE ADJUSTMENT

As described in the Prospectus, we may apply a Market Value Adjustment (“MVA”), when you withdraw or transfer Account Value from the Guaranteed Accumulation Account prior to the end of a Guaranteed Period.

There are two methods for calculating the MVA, and the method that applies to you will be set forth in your contract. You should check your contract to see which method of calculating the MVA applies to you.

Method One. For contracts that use Method One to calculate the MVA, the amount of the MVA depends on the relationship between:

•	The average corporate bond yield (US Treasury Rate plus spread over Treasury) of the month of deposit for the corresponding guaranteed term; and
•	The current corporate bond yield (US Treasury Rate plus spread over Treasury) at the time of withdrawal for a period equal to the remainder of the guaranteed term.

If the current corporate bond yield at the time of withdrawal is less than the average corporate bond yield of the month of deposit, the MVA will decrease the amount withdrawn from a guaranteed term to satisfy a transfer or withdrawal request (the MVA will be positive). If the current corporate bond yield at the time of withdrawal is greater than the average corporate bond yield of the month of deposit, the MVA will increase the amount withdrawn from a guaranteed term (the MVA will be negative).

Method Two. For contracts that do not use Method One to calculate the MVA, the amount of the MVA depends on the relationship between:

•	The deposit period yield of U.S. Treasury Notes that will mature in the last quarter of the guaranteed term; and
•	The current yield of such U.S. Treasury Notes at the time of withdrawal.
3

If the current yield is less than the deposit period yield, the MVA will decrease the amount withdrawn from a guaranteed term to satisfy a transfer or withdrawal request (the MVA will be positive). If the current yield is greater than the deposit period yield, the MVA will increase the amount withdrawn from a guaranteed term (the MVA will be negative).

Deposit Period Yield. We determine the deposit period yield used in the MVA calculation by considering interest rates prevailing during the deposit period of the guaranteed term from which the transfer or withdrawal will be made. First, we identify the Treasury Notes that mature in the last three months of the guaranteed term. Then, we determine their yield-to-maturity percentages for the last business day of each week in the deposit period. We then average the resulting percentages to determine the deposit period yield. Treasury Note information may be found each business day in publications such as the Wall Street Journal which publishes the yield-to-maturity percentages for all Treasury Notes as of the preceding business day.

Current Yield. We use the same Treasury Notes identified for the deposit period yield to determine the current yield—Treasury Notes that mature in the last three months of the guaranteed term. However, we use the yield-to-maturity percentages for the last business day of the week preceding the withdrawal and average those percentages to get the current yield.

MVA Formulas

Method One. The mathematical formula used to determine the MVA using Method One is:

{		}	x
365
(1 + a + i)
(1 + b + j)

Where:

a is the average of the US Treasury Rate in effect on the first four Fridays of the month of deposit for the corresponding guaranteed term;

b is the US Treasury Rate in effect on the withdrawal date (based on the previous Friday) for a period equal to the remainder of the guaranteed term;

i is the average of the spread over Treasury on the Barclays US Corporate Investment Grade Index (if unavailable a similar service will be utilized) in effect on the first four Fridays of the month of deposit for the corresponding guaranteed term;

j is the spread over Treasury on the Barclays US Corporate Investment Grade Index (if unavailable a similar service will be utilized) in effect on the withdrawal date (based on the previous Friday) for a period equal to the remainder of the guaranteed term; and

x is the number of days remaining, (computed from Wednesday of the week of withdrawal) in the guaranteed term.

Note that the Company may change the weekdays noted above, subject to the terms of your contract.

Method Two. The mathematical formula used to determine the MVA using Method Two is:

{		}	x
365
(1 + i)
(1 + j)

Where:

i is the deposit period yield;

j is the current yield; and

x is the number of days remaining (computed from Wednesday of the week of withdrawal) in the guaranteed term.

For examples of how we calculate MVA, refer to Appendix I.

4

We make an adjustment in the formula of the MVA to reflect the period of time remaining in the guaranteed term from the Wednesday of the week of a withdrawal.

Examples of Market Value Adjustment Calculations

The following are examples of market value adjustment (“MVA”) calculations using several hypothetical yields, applicable to contracts that use Method One to calculate the MVA. These examples do not include the effect of any early withdrawal charge or other fees that may be assessed under the contract upon withdrawal.

EXAMPLE I

a is the average of the US Treasury Rate in effect on the first four Fridays of the month of deposit for the corresponding guaranteed term;

b is the US Treasury Rate in effect on the withdrawal date (based on the previous Friday) for a period equal to the remainder of the guaranteed term;

i is the average of the spread over Treasury on the Barclays US Corporate Investment Grade Index (if unavailable a similar service will be utilized) in effect on the first four Fridays of the month of deposit for the corresponding guaranteed term;

j is the spread over Treasury on the Barclays US Corporate Investment Grade Index (if unavailable a similar service will be utilized) in effect on the withdrawal date (based on the previous Friday) for a period equal to the remainder of the guaranteed term; and

x is the number of days remaining, (computed from Wednesday of the week of withdrawal) in the guaranteed term.

Note that the Company may change the weekdays noted above, subject to the terms of your contract.

Assumptions:
a	= 4%
i	= 1%
b	= 5%
j	= 1%
x	= 927
{ } x 365
(1 + a + i)
MVA	= (1 + b + j)
{ } 927 365
(1.05)
MVA	= (1.06)
= .9762

In this example, the average corporate bond yield of the month of deposit (a + i) of 5% is less than the current corporate bond yield at the time of withdrawal (b + j) of 6%; therefore, the MVA is less than one. The amount withdrawn from the guaranteed term is multiplied by this MVA.

If a withdrawal or transfer request of a specific dollar amount is requested, the amount received will be decreased to compensate for the negative MVA amount. In the event of multiple adjustments, the MVA is applied before other adjustments. For example, assume that you have $20,000 in Account Value and make a $2,000 withdrawal request from a Guaranteed Term. If a 5% early withdrawal charge applies in addition to the MVA, a withdrawal request for $2,000 would result in a $2,000

5

reduction in the guaranteed term but a $1,854.78 net payment before taxes (i.e., $2,000 x .9762 = $1,952.40 – (.05 x $1,952.40) = $1,854.78). Your Contract Value will be reduced by the gross amount of your withdrawal, in this example, $2,000, or 10%, while you will have received $1,854.78, or 9.27% of your Contract Value before the withdrawal

EXAMPLE II

a is the average of the US Treasury Rate in effect on the first four Fridays of the month of deposit for the corresponding guaranteed term;

b is the US Treasury Rate in effect on the withdrawal date (based on the previous Friday) for a period equal to the remainder of the guaranteed term;

i is the average of the spread over Treasury on the Barclays US Corporate Investment Grade Index (if unavailable a similar service will be utilized) in effect on the first four Fridays of the month of deposit for the corresponding guaranteed term;

j is the spread over Treasury on the Barclays US Corporate Investment Grade Index (if unavailable a similar service will be utilized) in effect on the withdrawal date (based on the previous Friday) for a period equal to the remainder of the guaranteed term; and

x is the number of days remaining, (computed from Wednesday of the week of withdrawal) in the guaranteed term.

Note that the Company may change the weekdays noted above, subject to the terms of your contract.

Assumptions:
a	= 4%
i	= 1%
b	= 3%
j	= 1%
x	= 927

		{		}	x 365
(1 + a + i)
MVA	=		(1 + b + j)
		{		}	927 365
(1.05)
MVA	=		(1.04)
= 1.0246

In this example, the average corporate bond yield of the month of deposit (a + i) of 5% is greater than the current corporate bond yield at the time of withdrawal (b + j) of 4%; therefore, the MVA is greater than one. The amount withdrawn from the guaranteed term is multiplied by this MVA.

If a withdrawal or transfer request of a specific dollar amount is requested, the amount withdrawn will be increased to reflect the positive MVA amount. In the event of multiple adjustments, the MVA is applied before other adjustments.. For example, assume that you have $20,000 in Account Value and make a $2,000 withdrawal request from a Guaranteed Term. If a 5% early withdrawal charge applies in addition to the MVA, a withdrawal request for $2,000 would result in a $2,000 reduction in the guaranteed term but a $1,946.74 net payment before taxes (i.e., $2,000 x

6

1.0246 = $2,049.20 – (.05 x $2,049.20) = $1,946.74). Your Contract Value will be reduced by the gross amount of your withdrawal, in this example, $2,000, or 10%, while you will have received $1,946.74, or 9.73% of your Contract Value before the withdrawal

The following are examples of market value adjustment (“MVA”) calculations using several hypothetical deposit period yields and current yields, applicable to contracts that use Method Two to calculate the MVA. These examples do not include the effect of any early withdrawal charge or other fees that may be assessed under the contract upon withdrawal.

EXAMPLE I

Assumptions:
i,	the deposit period yield, is 5%
j,	the current yield, is 6%
x,	the number of days remaining (computed from Wednesday of the week of withdrawal) in the guaranteed term, is 927.
		{		}	x 365
(1 + i)
MVA	=		(1 + j)

		{		}	927 365
(1.05)
MVA	=		(1.06)

= .9762

In this example, the deposit period yield of 5% is less than the current yield of 6%; therefore, the MVA is less than one. The amount withdrawn from the guaranteed term is multiplied by this MVA.

If a withdrawal or transfer request of a specific dollar amount is requested, the amount received will be decreased to compensate for the negative MVA amount. In the event of multiple adjustments, the MVA is applied before other adjustments. For example, assume that you have $20,000 in Account Value and make a $2,000 withdrawal request from a Guaranteed Term. If a 5% early withdrawal charge applies in addition to the MVA, a withdrawal request for $2,000 would result in a $2,000 reduction in the guaranteed term but a $1,854.78 net payment before taxes (i.e., $2,000 x .9762 = $1,954.40 – (.05 x $1954.40) = $1,854.78). Your Contract Value will be reduced by the gross amount of your withdrawal, in this example, $2,000, or 10%, while you will have received $1,854.78, or 9.27% of your Contract Value before the withdrawal.

7

EXAMPLE II

Assumptions:
i,	the deposit period yield, is 5%
j,	the current yield, is 4%
x,	the number of days remaining (computed from Wednesday of the week of withdrawal) in the guaranteed term, is 927.
		{		}	x 365
(1 + i)
MVA	=		(1 + j)

		{		}	927 365
(1.05)
MVA	=		(1.04)

= 1.0246

In this example, the deposit period yield of 5% is greater than the current yield of 4%; therefore, the MVA is greater than one. The amount withdrawn from the guaranteed term is multiplied by this MVA.

If a withdrawal or transfer request of a specific dollar amount is requested, the amount withdrawn will be increased to reflect the positive MVA amount. In the event of multiple adjustments, the MVA is applied before other adjustments.. For example, assume that you have $20,000 in Account Value and make a $2,000 withdrawal request from a Guaranteed Term. If a 5% early withdrawal charge applies in addition to the MVA, a withdrawal request for $2,000 would result in a $2,000 reduction in the guaranteed term but a $1,946.74 net payment before taxes (i.e., $2,000 x 1.0246 = $2,049.20 – (.05 x $2,049.20) = $1,946.74).Your Contract Value will be reduced by the gross amount of your withdrawal, in this example, $2,000, or 10%, while you will have received $1,946.74, or 9.73% of your Contract Value before the withdrawal.

Examples of Market Value Adjustment at Various Yields

The following hypothetical examples show the market value adjustment (“MVA”) at time of withdrawal for various times remaining in the guaranteed term, based on:

•	Method One, which uses the current and average corporate bond yields (US Treasury Rate plus spread over Treasury) in the MVA calculations; and
•	Method Two, which uses the current and deposit period yields in the MVA calculations.
8

Table A illustrates the application of the MVA based on an average corporate bond yield or deposit period yield of the month of deposit of 6%; Table B illustrates the application of the MVA based on an average corporate bond yield or deposit period yield of the month of deposit of 5%. The MVA will have either a positive or negative influence on the amount withdrawn from or remaining in a guaranteed term. Also, the amount of the MVA generally decreases as the end of the guaranteed term approaches.

TABLE A: Average Corporate Bond Yield or Deposit Period Yield of the Month of Deposit of 6%

Current Corporate Bond Yield or Current Yield at Time of	Change in Average Corporate Bond Yield or Deposit Period Yield of the Month	Time Remaining to Maturity of Guaranteed Term
Withdrawal	of Deposit	8 Years	6 Years	4 Years	2 Years	1 Year	3 Months
9%	+3%	80.0%	84.6%	89.4%	94.6%	97.2%	99.3%
8%	+2%	86.1%	89.4%	92.8%	96.3%	98.1%	99.5%
7%	+1%	92.8%	94.5%	96.3%	98.1%	99.1%	99.8%
6%	0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%
4%	-2%	116.5%	112.1%	107.9%	103.9%	101.9%	100.5%
3%	-3%	125.8%	118.8%	112.2%	105.9%	102.9%	100.7%
2%	-4%	136.0%	126.0%	116.6%	108.0%	103.9%	101.0%
1%	-5%	147.2%	133.6%	121.3%	110.1%	105.0%	101.2%

TABLE B: Average Corporate Bond Yield or Deposit Period Yield of the Month of Deposit of 5%

Current Corporate Bond Yield or Current Yield at Time of	Change in Average Corporate Bond Yield or Deposit Period Yield of the Month	Time Remaining to Maturity of Guaranteed Term
Withdrawal	of Deposit	8 Years	6 Years	4 Years	2 Years	1 Year	3 Months
9%	+4%	74.1%	79.9%	86.1%	92.8%	96.3%	99.1%
8%	+3%	79.8%	84.4%	89.3%	94.5%	97.2%	99.3%
7%	+2%	86.0%	89.3%	92.7%	96.3%	98.1%	99.5%
6%	+1%	92.7%	94.5%	96.3%	98.1%	99.1%	99.8%
4%	-1%	108.0%	105.9%	103.9%	101.9%	101.0%	100.2%
3%	-2%	116.6%	112.2%	108.0%	103.9%	101.9%	100.5%
2%	-3%	126.1%	119.0%	112.3%	106.0%	102.9%	100.7%
1%	-4%	136.4%	126.2%	116.8%	108.1%	104.0%	101.0%
9

PRINCIPAL UNDERWRITER

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for Contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774. The Contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of Voya Financial Partners, LLC or of other registered broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC. The offering of the Contracts is continuous. A description of the manner in which contracts are purchased may be found in the Prospectus under the section titled “CONTRACT PURCHASE AND PARTICIPATION.”

Compensation paid to the principal underwriter, Voya Financial Partners, LLC, for the years ending December 31, 2025 , 2024 and 2023 amounted to $543,752.07, $754,159.38, and $64,233,435.52, respectively. These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of the Company.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the Subaccounts including:

•	Standardized average annual total returns; and
•	Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds.

Standardized Average Annual Total Returns

We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the Subaccounts over the most recent month-end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the Separate Account or from the date the Fund was first available under the Separate Account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns

We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of an annual maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the Fund’s inception date, if that date is earlier than the one we use for standardized returns.

10

INCOME PHASE PAYMENTS

When you begin receiving payments under the Contract during the Income Phase (see “INCOME PHASE” in the prospectus), the value of your account is determined using Accumulation Unit Values as of the tenth valuation before the first Income Phase payment is due. Such value (less any applicable premium tax charge) is applied to provide Income Phase payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the Contract show, for each option, the amount of the first Income Phase payment for each $1,000 of value applied. When you select variable income payments, your Account Value purchases Annuity Units (“Annuity Units”) of the Separate Account Subaccounts corresponding to the Funds you select. The number of Annuity Units purchased is based on your Account Value and the value of each Annuity Unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first Income Phase payment and subsequent Income Phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first Income Phase payment, but Income Phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income Phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first Income Phase payment, but subsequent Income Phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Income Phase begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Income Phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “THE CONTRACT - The Account Value” in the Prospectus ); such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Income Phase.

Example:

Assume that, at the date Income Phase payments are to begin, there are 3,000 Accumulation Units credited under a particular Contract or account and that the value of an Accumulation Unit for the 10th valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity option table in the Contract provides, for the Income Phase payment option elected, a first monthly variable Income Phase payment of $6.68 per $1000 of value applied; the Annuitant’s first monthly Income Phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first Income Phase payment was due was $13.400000. When this value is divided into the first monthly Income Phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate Subaccount is 1.0032737 as of the 10th valuation preceding the due date of the second monthly Income Phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000

*	If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.
11

from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second Income Phase payment is due.

The second monthly Income Phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

FINANCIAL STATEMENTS

The financial statements of Variable Annuity Account B of Voya Retirement Insurance and Annuity Company filed on Form N-VPFS and Voya Retirement Insurance and Annuity Company in the Company’s Annual Report on Form 10-K are incorporated by reference in this Statement of Additional Information, as follows:

•	Financial Statements of Variable Annuity Account B of Voya Retirement Insurance and Annuity Company:
•	Report of Independent Registered Public Accounting Firm
•	Statements of Assets and Liabilities as of December 31, 2025
•	Statements of Operations for the year ended December 31, 2025
•	Statements of Changes in Net Assets for the years ended December 31, 2025 and 2024
•	Notes to Financial Statements
•	Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
•	Report of Independent Registered Public Accounting Firm
•	Consolidated Balance Sheets as of December 31, 2025 and 2024
•	Consolidated Statements of Operations for the years ended December 31, 2025 , 2024 and 2023
•	Consolidated Statements of Comprehensive Income for the years ended December 31, 2025 , 2043 and 2023
•	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2025 , 2024 and 2023
•	Consolidated Statements of Cash Flows for the years ended December 31, 2025 , 2024 and 2023
•	Notes to Consolidated Financial Statements

Such financial statements have been audited by Ernst & Young LLP, an independent registered public accounting firm. The primary business address of Ernst & Young LLP is 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta, GA 30308.

12

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)		Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.
	(1)	Certificate of Resolution Authorizing Signature by Power of Attorney • Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.
(b)		Not applicable
(c)	(1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
	(2)	Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.
	(3)	Underwriting Agreement dated November 17, 2006 between Aetna Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.
	(4)	Confirmation of Underwriting Agreement • Incorporated by reference to Registration Statement on Form S-1 (File No. 333-133158), as filed on April 10, 2006.
(d)	(1)	Variable Annuity Contracts (GID-CDA-HO), (GLID-CDA-HO) and (GSD-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.
	(2)	Variable Annuity Contract Certificate (GDCC-HO) to Contracts GID-CDA-HO, GLID-CDA-HO and GSD-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 033-75996), as filed on February 16, 2000.
	(3)	Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO and GSD-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75986), as filed on August 30, 1996.
	(4)	Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO and ISE-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
	(5)	Endorsement EGATHO-00 to Contracts GLID-CDA-HO and GID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 11, 2000.
	(6)	Endorsement EGLID-ME/AC-99 to Contract GLID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 11, 2000.
	(7)	Endorsement EEGTRRA-HEG(01) to Contracts G-CDA-HF, IA-CDA-IA, G-CDA-HD, GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, I-CDA-HD, ISE-CDA-HO and Certificate GDCC-HO • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2002.
	(8)	Endorsements ENMCHG (05/02) for name change • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
	(9)	Endorsement E-FA2(CT)-13 to Contract GLID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 2014.

(10)	Endorsement EVNMCHG (09/14) for name change • Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 15, 2015.
(11)	Endorsement E-DCINT-15 to Contracts G-CDA-HF, GID-CDA-HO, GLID-CDA-HO and G-CDA-HD and Certificate GTCC-HF • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 17, 2017.
(12)	Endorsement E-GMIRMM-17 to Contracts GID-CDA-HO, GLID-CDA-HO, G-CDA-HD and G-CDA-HF and Contract Certificate GTCC-HF • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 13, 2018.
(13)	Endorsement E-DCSECURE-20 • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 16, 2021.
(14)	Endorsement E-DCSECURE-23 • Incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-4 (File No. 033-75996) as filed on April 10, 2025.
(15)	Instruments Defining the Rights of Security Holders • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 033-60477), as filed on April 15, 1996.
(16)	Variable Annuity Contract (G-CDA-HF) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(17)	Variable Annuity Contract Certificate (GTCC-HF) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(18)	Variable Annuity Contract (GIT-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(19)	Variable Annuity Contract (G-CDA-IA(RP)) • Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.
(20)	Variable Annuity Contract Certificate (GTCC-IA(RP)) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
(21)	Variable Annuity Contract (G-CDA(12/99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(22)	Variable Annuity Contract Certificate (C-CDA(12/99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(23)	Variable Annuity Contract (GLIT-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(24)	Variable Annuity Contract (GST-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(25)	Variable Annuity Contract (IP-CDA-IB) • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 15, 1996.
(26)	Variable Annuity Contract (I-CDA-IA(RP)) • Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.
(27)	Variable Annuity Contract (I-CDA-HD) • Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.

(28)	Variable Annuity Contract (GIH-CDA-HB) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(29)	Variable Annuity Contract (IMT-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(30)	Variable Annuity Contract (G-401-IB(X/M)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 17, 1996.
(31)	Variable Annuity Contract (G-CDA-IB(XC/SM)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 17, 1996.
(32)	Variable Annuity Contracts (G-CDA-IB(ATORP)) and (G-CDA-IB(AORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.
(33)	Variable Annuity Contract (G-CDA-96(TORP)) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-91846), as filed on August 6, 1996.
(34)	Group Combination Annuity Contract (Nonparticipating) (A001RP95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(35)	Group Combination Annuity Certificate (Nonparticipating) (A007RC95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(36)	Group Combination Annuity Contract (Nonparticipating) (A020RV95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(37)	Group Combination Annuity Contract (Nonparticipating) (A027RV95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(38)	Variable Annuity Contract (GID-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.
(39)	Variable Annuity Contract (GSD-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.
(40)	Variable Annuity Contract (IST-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 033-75992), as filed on February 13, 1997.
(41)	Variable Annuity Contract (I-CDA-HD(XC)) • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 033-75992), as filed on February 13, 1997.
(42)	Variable Annuity Contract (HR1O-DUA-GIA) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75974), as filed on February 28, 1997.
(43)	Variable Annuity Contract (GA-UPA-GO) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75974), as filed on February 28, 1997.
(44)	Variable Annuity Contracts (G-TDA-HH(XC/M)) and (G-TDA-HH(XC/S)) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1996.
(40)	Variable Annuity Certificate (GTCC-HH(XC/M)) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1998.

(45)	Variable Annuity Certificate (GTCC-HH(XC/S)) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1998.
(46)	Variable Annuity Contract (IA-CDA-IA) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(47)	Variable Annuity Contract (GLID-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.
(48)	Variable Annuity Contract (G-CDA-HD) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75982), as filed on April 22, 1996.
(49)	Variable Annuity Contract Certificate (GTCC-HD) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
(50)	Variable Annuity Contract (G-CDA-IA(RPM/XC)) • Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(51)	Variable Annuity Contracts and Certificate (G-CDA-95(ORP)), (G-CDA-95(TORP)) and (GTCC-95 (ORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.
(52)	Variable Annuity Contracts and Certificate (G-CDA-ORP), (CDA-IB(TORP)) and (GTCC-95(TORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.
(53)	Variable Annuity Contract (IRA-CDA-IC) • Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.
(54)	Variable Annuity Contract (GIP-CDA-HB) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75980), as filed on August 19, 1997.
(55)	Variable Annuity Contract (I-CDA-98(ORP)) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
(56)	Variable Annuity Contract (G-CDA-99(NY)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(57)	Variable Annuity Contract Certificate (C-CDA-99(NY)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(58)	Variable Annuity Contract Certificate (GDCC-HF) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(59)	Variable Annuity Contract Certificate (GDCC-HD) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(60)	Variable Annuity Contract (G-CDA-HD(XC) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(61)	Variable Annuity Contract Certificate (GDCC-HO) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(62)	Variable Annuity Contract Certificate (GDCC-HD(XC)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(63)	Variable Annuity Contract Certificate (GTCC-HD(XC)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(64)	Variable Annuity Contract Certificate (GTCC-HO) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(65)	Variable Annuity Contract Certificate (GTCC-96(ORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(66)	Variable Annuity Contract G-CDA-96(ORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(67)	Variable Annuity Contract Certificate (GTCC-96(TORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(68)	Variable Annuity Contract Certificate (GTCC-IB(ATORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(69)	Variable Annuity Contract Certificate (GTCC-IB(AORP) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(70)	Variable Annuity Contract (ISE-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 033-75996), as filed on February 16, 2000.
(71)	Variable Annuity Contract (G-CDA-IB(ORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.
(72)	Variable Annuity Contract (G-CDA-IB(TORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.
(73)	Variable Annuity Contract (G-CDA-01(NY)) • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 (File No. 333-60016), as filed on April 5, 2002.
(74)	Variable Annuity Contract GA-GOVCC-99 • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-239315), as filed on June 19, 2020.
(75)	Variable Annuity Contract Certificate (C-CDA-01(NY)) • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 (File No. 333-60016), as filed on April 5, 2002.
(76)	Variable Annuity Contract (G-CDA-10) • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-109860), as filed on September 17, 2010.
(77)	Variable Annuity Contract Certificate (C-CDA-10) • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-109860), as filed on September 17, 2010.
(78)	Variable Annuity Contract Certificate (rebranded) GTCC-HD(XC)-16 • Incorporated by reference to Registration Statement on Form S-3 or Voya Retirement Insurance and Annuity Company (File No. 333-230711), as filed on April 4, 2019.
(79)	Variable Annuity Contract Certificate (rebranded) C-CDA-15(NY-MMI) • Incorporated by reference to Registration Statement on Form S-3 or Voya Retirement Insurance and Annuity Company (File No. 333-230711), as filed on April 4, 2019.
(80)	Variable Annuity Contract Certificate (rebranded) GTCC-HH(XC/M)-15 • Incorporated by reference to Registration Statement on Form S-3 or Voya Retirement Insurance and Annuity Company (File No. 333-230711), as filed on April 4, 2019.
(81)	Variable Annuity Contract Certificate GTCC-HH(XC/M)-21 • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-266021), as filed on July 5, 2022.

(82)	Endorsement E-403bR-09 to Contracts G-CDA-HF, GIT-CDA-HO, G-CDA-IA(RP), G-CDA-(12/99), GLIT-CDA-HO, GST-CDA-HO, I-CDA-HD, IMT-CDA-HO, G-CDA-IB(XC/SM), G-CDA-IB(ATORP), G-CDA-96(TORP), IST-CDA-HO, G-TDA-HH(XC/M), G-TDA-HH(XC/S), IA-CDA-IA, G-CDA-HD, G-CDA-IA(RPM/XC), G-CDA-99(NY), G-CDA-HD(XC), G-CDA-IB(TORP) and G-CDA-01(NY) and Group Contract A001RP95 and Certificates GTCC-HF, GTCC-IA(RP), C-CDA-(12/99), GTCC-HH(XC/M), GTCC-HD, GTCC-HD(XC), GTCC-HO, GTCC-96(TORP), GTCC-IB(ATORP) and C-CDA-01(NY) and Group Certificates A007RC95 and A020RV95 • Incorporated by reference to Registration Statement on Form S-1 or ING Life Insurance and Annuity Company (File No. 333-158492), as filed on April 8, 2009.
(83)	Endorsement E-403bTERM-08 to Contracts G-CDA-HF, GIT-CDA-HO, G-CDA-IA(RP), G-CDA-(12/99), GLIT-CDA-HO, GST-CDA-HO, I-CDA-HD, IMT-CDA-HO, G-CDA-IB(XC/SM), G-CDA-IB(ATORP), G-CDA-96(TORP), IST-CDA-HO, G-TDA-HH(XC/M), G-TDA-HH(XC/S), IA-CDA-IA, G-CDA-HD, G-CDA-IA(RPM/XC), G-CDA-99(NY), G-CDA-HD(XC), G-CDA-IB(TORP) and G-CDA-01(NY) and Group Contract A001RP95 and Certificates GTCC-HF, GTCC-IA(RP), C-CDA-(12/99), GTCC-HH(XC/M), GTCC-HD, GTCC-HD(XC), GTCC-HO, GTCC-96(TORP), GTCC-IB(ATORP) and C-CDA-01(NY) and Group Certificates A007RC95 and A020RV95 • Incorporated by reference to Registration Statement on Form S-1 or ING Life Insurance and Annuity Company (File No. 333-158492), as filed on April 8, 2009.
(84)	Endorsement E-LIF-10(XC) to Contracts G-CDA(12/99) and G-CDA-10 and Contract Certificates C-CDA(12/99) and C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 18, 2011.
(85)	Endorsement E-USWD-13 to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2014.
(86)	Guaranteed Interest Rate Endorsement E-TDAINT-15 to Contracts G-CDA-IA(RP), G-CDA-HF, GIT-CDA-HO, GLIT-CDA-HO and G-CDA-HD and Contract Certificates GTCC-IA-(RP) and GTCC-HF • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-210551), as filed on April 1, 2016.
(87)	Guaranteed Interest Rate Endorsement E-DCINT-15 to Contracts G-CDA-HF, GID-CDA-HO, GLID-CDA-HO and G-CDA-HD and Contract Certificate GTCC-HF • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-210551), as filed on April 1, 2016.
(88)	Endorsement E-GMIRGOV-17 to Contract GA-GOVCC-99 • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-239315), as filed on June 19, 2020.
(89)	Endorsement E-GMIRMM-17 to Contracts G-CDA(12/99), G-CDA-96(ORP), G-CDA-96(TORP), A001RP95, G-FDA-ID(PDC), G-CDA-IA(RP), G-CDA-HF, G-CDA-HD, GID-CDA-HO and GLID-CDA-HO and Contract Certificates C-CDA(12/99), GTCC-96(ORP), GTCC-96(TORP), A007RC95, GTCC-IA(RP) and GTCC-HF • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-239315), as filed on June 19, 2020.
(90)	Endorsement E-DCSECURE-20 to Contracts G-CDA-10, G-CDA(12/99), GA-GOVCC-99, I-CDA-98(ORP), G-CDA-96(TORP), A001RP95, A0205V95, G-CDA-IB(AORP), G-CDA-IA(RP), IA-CDA-IA, G-CDA-HF, GST-CDA-HO, GSD,CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, GLID,CDA-HO, IST-CDA-HO, IMT-CDA-HO, I-CDA-HD and GA-UPA-GO and Contract Certificates C-CDA-10, C-CDA(12/99), A007RC95, GTCC-IA (RP) and GTCC-HF • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-266021), as filed on July 5, 2022.

(91)	Endorsement E-MMLOAN-21 to Contracts G-CDA-10, G-CDA-(12/99), G-CDA-96(ORP), GTCC-96(ORP), G-CDA-96(TORP), G-CDA-HD, G-CDA-HF, G-CDA-IA(RP), G-CDA-IB(ATORP), GIT-CDA-HO, GLIT-CDA-HO, GST-CDA-HO, A001RP95 and A020RV95 and Contract Certificates C-CDA-10, C-CDA(12/99), GTCC-96(TORP), GTCC-HF, GTCC-IA(RP), A007RC95 and A027RV95. • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-266021), as filed on July 5, 2022.
(92)	Endorsement E-DCSECURE-23 to Contracts G-CDA-10, G-CDA(12/99), GA-GOVCC-99, I-CDA-98(ORP), G-CDA-96(TORP), G-CDA-96(ORP), A001RP95, A0205V95, G-FDA-ID(PDC), G-CDA-IB(AORP), G-CDA-IA(RP), IA-CDA-IA, G-CDA-HF, GST-CDA-HO, GSD,CDA-HO, GID-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, GLID-CDA-HO, IST-CDA-HO, IMT-CDA-HO, I-CDA-HD, G-CDA-HD and GA-UPA-GO. • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-288655), as filed on July 14, 2025.
(93)	Variable Annuity Contract (G-CDA-HF) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(94)	Endorsement E-IRASECURE-23 to Contracts IA-CDA-IA AND I-CDA-HD. • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-288655), as filed on July 14, 2025.
(95)	Variable Annuity Contract Certificate (GTCC-HF) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(96)	Variable Annuity Contract (GIT-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(97)	Variable Annuity Contract (G-CDA-IA(RP)) • Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.
(98)	Variable Annuity Contract Certificate (GTCC-IA(RP)) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
(99)	Variable Annuity Contract (G-CDA(12/99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(100)	Variable Annuity Contract Certificate (C-CDA(12/99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(101)	Variable Annuity Contract (GLIT-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(102)	Variable Annuity Contract (GST-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(103)	Variable Annuity Contract (IP-CDA-IB) • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 15, 1996.
(104)	Variable Annuity Contract (I-CDA-IA(RP)) • Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.
(105)	Variable Annuity Contract (I-CDA-HD) • Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(106)	Variable Annuity Contract (GIH-CDA-HB) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.

(107)	Variable Annuity Contract (IMT-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(108)	Variable Annuity Contract (G-401-IB(X/M)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 17, 1996.
(109)	Variable Annuity Contract (G-CDA-IB(XC/SM)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 17, 1996.
(110)	Variable Annuity Contracts (G-CDA-IB(ATORP)) and (G-CDA-IB(AORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.
(111)	Variable Annuity Contract (G-CDA-96(TORP)) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-91846), as filed on August 6, 1996.
(112)	Group Combination Annuity Contract (Nonparticipating) (A001RP95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(113)	Group Combination Annuity Certificate (Nonparticipating) (A007RC95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(114)	Group Combination Annuity Contract (Nonparticipating) (A020RV95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(115)	Group Combination Annuity Contract (Nonparticipating) (A027RV95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(116)	Variable Annuity Contract (GID-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.
(117)	Variable Annuity Contract (GSD-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.
(118)	Variable Annuity Contract (IST-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 033-75992), as filed on February 13, 1997.
(119)	Variable Annuity Contract (I-CDA-HD(XC)) • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 033-75992), as filed on February 13, 1997.
(120)	Variable Annuity Contract (HR1O-DUA-GIA) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75974), as filed on February 28, 1997.
(121)	Variable Annuity Contract (GA-UPA-GO) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75974), as filed on February 28, 1997.
(122)	Variable Annuity Contracts (G-TDA-HH(XC/M)) and (G-TDA-HH(XC/S)) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1996.
(123)	Variable Annuity Certificate (GTCC-HH(XC/M)) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1998.
(124)	Variable Annuity Certificate (GTCC-HH(XC/S)) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1998.

(125)	Variable Annuity Contract (IA-CDA-IA) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(126)	Variable Annuity Contract (GLID-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.
(127)	Variable Annuity Contract (G-CDA-HD) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75982), as filed on April 22, 1996.
(128)	Variable Annuity Contract Certificate (GTCC-HD) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
(129)	Variable Annuity Contract (G-CDA-IA(RPM/XC)) • Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(130)	Variable Annuity Contracts and Certificate (G-CDA-95(ORP)), (G-CDA-95(TORP)) and (GTCC-95 (ORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.
(131)	Variable Annuity Contracts and Certificate (G-CDA-ORP), (CDA-IB(TORP)) and (GTCC-95(TORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.
(132)	Variable Annuity Contract (IRA-CDA-IC) • Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.
(133)	Variable Annuity Contract (GIP-CDA-HB) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75980), as filed on August 19, 1997.
(134)	Variable Annuity Contract (I-CDA-98(ORP)) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
(135)	Variable Annuity Contract (G-CDA-99(NY)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(136)	Variable Annuity Contract Certificate (C-CDA-99(NY)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(137)	Variable Annuity Contract Certificate (GDCC-HF) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(138)	Variable Annuity Contract Certificate (GDCC-HD) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(139)	Variable Annuity Contract (G-CDA-HD(XC) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(140)	Variable Annuity Contract Certificate (GDCC-HO) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(141)	Variable Annuity Contract Certificate (GDCC-HD(XC)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(142)	Variable Annuity Contract Certificate (GTCC-HD(XC)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(143)	Variable Annuity Contract Certificate (GTCC-HO) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(144)	Variable Annuity Contract Certificate (GTCC-96(ORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(145)	Variable Annuity Contract G-CDA-96(ORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(146)	Variable Annuity Contract Certificate (GTCC-96(TORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(147)	Variable Annuity Contract Certificate (GTCC-IB(ATORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(148)	Variable Annuity Contract Certificate (GTCC-IB(AORP) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(149)	Variable Annuity Contract (ISE-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 033-75996), as filed on February 16, 2000.
(150)	Variable Annuity Contract (G-CDA-IB(ORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.
(151)	Variable Annuity Contract (G-CDA-IB(TORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.
(152)	Variable Annuity Contract (G-CDA-01(NY)) • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 (File No. 333-60016), as filed on April 5, 2002.
(153)	Variable Annuity Contract (GA-GOVCC-99) • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-239315), as filed on June 19, 2020.
(154)	Variable Annuity Contract Certificate (C-CDA-01(NY)) • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 (File No. 333-60016), as filed on April 5, 2002.
(155)	Variable Annuity Contract (G-CDA-10) • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-109860), as filed on September 17, 2010.
(156)	Variable Annuity Contract Certificate (C-CDA-10) • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-109860), as filed on September 17, 2010.
(157)	Variable Annuity Contract Certificate (rebranded) GTCC-HD(XC)-16 • Incorporated by reference to Registration Statement on Form S-3 or Voya Retirement Insurance and Annuity Company (File No. 333-230711), as filed on April 4, 2019.
(158)	Variable Annuity Contract Certificate (rebranded) C-CDA-15(NY-MMI) • Incorporated by reference to Registration Statement on Form S-3 or Voya Retirement Insurance and Annuity Company (File No. 333-230711), as filed on April 4, 2019.
(159)	Variable Annuity Contract Certificate (rebranded) GTCC-HH(XC/M)-15 • Incorporated by reference to Registration Statement on Form S-3 or Voya Retirement Insurance and Annuity Company (File No. 333-230711), as filed on April 4, 2019.
(160)	Variable Annuity Contract Certificate GTCC-HH(XC/M)-21 • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-266021), as filed on July 5, 2022.

(161)	Endorsement E-403bR-09 to Contracts G-CDA-HF, GIT-CDA-HO, G-CDA-IA(RP), G-CDA-(12/99), GLIT-CDA-HO, GST-CDA-HO, I-CDA-HD, IMT-CDA-HO, G-CDA-IB(XC/SM), G-CDA-IB(ATORP), G-CDA-96(TORP), IST-CDA-HO, G-TDA-HH(XC/M), G-TDA-HH(XC/S), IA-CDA-IA, G-CDA-HD, G-CDA-IA(RPM/XC), G-CDA-99(NY), G-CDA-HD(XC), G-CDA-IB(TORP) and G-CDA-01(NY) and Group Contract A001RP95 and Certificates GTCC-HF, GTCC-IA(RP), C-CDA-(12/99), GTCC-HH(XC/M), GTCC-HD, GTCC-HD(XC), GTCC-HO, GTCC-96(TORP), GTCC-IB(ATORP) and C-CDA-01(NY) and Group Certificates A007RC95 and A020RV95 • Incorporated by reference to Registration Statement on Form S-1 or ING Life Insurance and Annuity Company (File No. 333-158492), as filed on April 8, 2009.
(162)	Endorsement E-403bTERM-08 to Contracts G-CDA-HF, GIT-CDA-HO, G-CDA-IA(RP), G-CDA-(12/99), GLIT-CDA-HO, GST-CDA-HO, I-CDA-HD, IMT-CDA-HO, G-CDA-IB(XC/SM), G-CDA-IB(ATORP), G-CDA-96(TORP), IST-CDA-HO, G-TDA-HH(XC/M), G-TDA-HH(XC/S), IA-CDA-IA, G-CDA-HD, G-CDA-IA(RPM/XC), G-CDA-99(NY), G-CDA-HD(XC), G-CDA-IB(TORP) and G-CDA-01(NY) and Group Contract A001RP95 and Certificates GTCC-HF, GTCC-IA(RP), C-CDA-(12/99), GTCC-HH(XC/M), GTCC-HD, GTCC-HD(XC), GTCC-HO, GTCC-96(TORP), GTCC-IB(ATORP) and C-CDA-01(NY) and Group Certificates A007RC95 and A020RV95 • Incorporated by reference to Registration Statement on Form S-1 or ING Life Insurance and Annuity Company (File No. 333-158492), as filed on April 8, 2009.
(163)	Endorsement E-LIF-10(XC) to Contracts G-CDA(12/99) and G-CDA-10 and Contract Certificates C-CDA(12/99) and C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 18, 2011.
(164)	Endorsement E-USWD-13 to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2014.
(165)	Guaranteed Interest Rate Endorsement E-TDAINT-15 to Contracts G-CDA-IA(RP), G-CDA-HF, GIT-CDA-HO, GLIT-CDA-HO and G-CDA-HD and Contract Certificates GTCC-IA-(RP) and GTCC-HF • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-210551), as filed on April 1, 2016.
(166)	Guaranteed Interest Rate Endorsement E-DCINT-15 to Contracts G-CDA-HF, GID-CDA-HO, GLID-CDA-HO and G-CDA-HD and Contract Certificate GTCC-HF • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-210551), as filed on April 1, 2016.
(167)	Endorsement E-GMIRGOV-17 to Contract GA-GOVCC-99 • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-239315), as filed on June 19, 2020.
(168)	Endorsement E-GMIRMM-17 to Contracts G-CDA(12/99), G-CDA-96(ORP), G-CDA-96(TORP), A001RP95, G-FDA-ID(PDC), G-CDA-IA(RP), G-CDA-HF, G-CDA-HD, GID-CDA-HO and GLID-CDA-HO and Contract Certificates C-CDA(12/99), GTCC-96(ORP), GTCC-96(TORP), A007RC95, GTCC-IA(RP) and GTCC-HF • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-239315), as filed on June 19, 2020.
(169)	Endorsement E-DCSECURE-20 to Contracts G-CDA-10, G-CDA(12/99), GA-GOVCC-99, I-CDA-98(ORP), G-CDA-96(TORP), A001RP95, A0205V95, G-CDA-IB(AORP), G-CDA-IA(RP), IA-CDA-IA, G-CDA-HF, GST-CDA-HO, GSD,CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, GLID,CDA-HO, IST-CDA-HO, IMT-CDA-HO, I-CDA-HD and GA-UPA-GO and Contract Certificates C-CDA-10, C-CDA(12/99), A007RC95, GTCC-IA (RP) and GTCC-HF • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-266021), as filed on July 5, 2022.

	(170)	Endorsement E-MMLOAN-21 to Contracts G-CDA-10, G-CDA-(12/99), G-CDA-96(ORP), GTCC-96(ORP), G-CDA-96(TORP), G-CDA-HD, G-CDA-HF, G-CDA-IA(RP), G-CDA-IB(ATORP), GIT-CDA-HO, GLIT-CDA-HO, GST-CDA-HO, A001RP95 and A020RV95 and Contract Certificates C-CDA-10, C-CDA(12/99), GTCC-96(TORP), GTCC-HF, GTCC-IA(RP), A007RC95 and A027RV95. • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-266021), as filed on July 5, 2022.
	(171)	Endorsement E-DCSECURE-23 to Contracts G-CDA-10, G-CDA(12/99), GA-GOVCC-99, I-CDA-98(ORP), G-CDA-96(TORP), G-CDA-96(ORP), A001RP95, A0205V95, G-FDA-ID(PDC), G-CDA-IB(AORP), G-CDA-IA(RP), IA-CDA-IA, G-CDA-HF, GST-CDA-HO, GSD,CDA-HO, GID-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, GLID-CDA-HO, IST-CDA-HO, IMT-CDA-HO, I-CDA-HD, G-CDA-HD and GA-UPA-GO. • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-288655), as filed on July 14, 2025.
	(172)	Endorsement E-IRASECURE-23 to Contracts IA-CDA-IA AND I-CDA-HD. • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-288655), as filed on July 14, 2025.
(e)	(1)	Variable Annuity Contract Application (300-GTD-IA) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75986), as filed on August 19, 1997.
	(2)	Variable Annuity Contract Application (710.00.141) • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 033-75996), as filed on August 21, 1997.
(f)	(1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
	(2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
(g)		Not applicable
(h)	(1)	Fund Participation Agreement dated as of April 30, 2003 among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-105319), as filed on July 17, 2003.
	(2)	Business Agreement dated April 30, 2003 by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-105319), as filed on July 17, 2003.
	(3)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
	(4)	Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(5)	Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
(6)	Rule 22c-2 Agreement dated no later than April 16, 2007 and effective as of October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(7)	Fund Participation Agreement dated January 6, 2011 by and between ING Life Insurance and Annuity Company and Federated Securities Corp. • Incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 10, 2012.
(8)	Rule 22c-2 Shareholder Information Agreement dated April 16, 2007, to become operational on October 16, 2007 by and between Federated Securities Corp., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 45 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 15, 2013.
(9)	Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(10)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(11)	Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(12)	Rule 22c-2 Agreement dated no later than April 16, 2007 and effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(13)	Amended and Restated Participation Agreement as of June 1, 2018 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Voya Financial Partners, LLC. • Incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 3, 2019.
(14)	Amended and Restated Administrative Services Agreement dated June 1, 2018, between Franklin Templeton Services, LLC, Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. • Incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 3, 2019.
(15)	Rule 22c-2 Shareholder Information Agreement entered into as of June 1, 2018 among Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. • Incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 3, 2019.
(16)	Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
(17)	Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
(18)	Rule 22c-2 Agreement dated no later than April 16, 2007 and effective as of October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(19)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(20)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(21)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(22)	Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and OppenheimerFunds, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.
(23)	Service Agreement effective as of March 11, 1997 between OppenheimerFunds, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.

(24)	Rule 22c-2 Agreement dated no later than April 16, 2007 and effective as of October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(25)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust and PA Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(26)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust (the “Trust”), ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(27)	Rule 22c-2 Agreement dated no later than April 16, 2007, and effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(28)	Participation Agreement made and entered into as of July 1, 2001 by and among Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(29)	Rule 22c-2 Agreement dated March 1, 2007 and effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(30)	Fund Participation, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC and Voya Investments Distributor, LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.
(31)	Amendment No. 1, entered into on October 14, 2020 and effective as of January 1, 2020, to the Fund Participation, Administrative and Shareholder Service Agreement dated as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC, and Voya Investments Distributor LLC and each retail, insurance dedicated, registered investment company listed on Schedule A of the Agreement.
(32)	Rule 22c-2 Agreement dated no later than April 16, 2007and effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(33)	Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

	(34)	Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company. • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.
	(35)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.
(i)		Not applicable
(j)	(1)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.
	(2)	Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.
	(3)	Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between ING Investment Management LLC (now known as Voya Investment Management LLC) and ING Life Insurance and Annuity Company (now known as “Voya Retirement Insurance and Annuity Company”) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.
	(4)	Amendment No. 4, effective March 1, 2016, to the Intercompany Agreement dated as of December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) (now known as Voya Investment Management LLC or VIM) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.
	(5)	Amendment No. 5, effective as of May 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 • Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.
	(6)	Amendment No. 6, effective as of July 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 • Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.
(k)		Opinion and Consent of Counsel
(l)		Consent of Independent Registered Public Accounting Firm
(m)		Not applicable
(n)		Not applicable
(o)	(1)	Initial Summary Prospectus for Installment Purchase Payment Account Contracts
	(2)	Initial Summary Prospectus for Single Purchase Payment Account Contracts
(p)		Powers of Attorney

Item 28. Directors and Officers of the Depositor*

Name and Principal Business Address	Positions and Offices with Depositor
Jay S. Kaduson, 200 Park Avenue, NY, New York 10166	Director
Amelia J. Vaillancourt, One Orange Way, Windsor, CT 06095-4774	Director and President
William T. Bainbridge, One Orange Way, Windsor, CT 06095-4774	Director, Senior Vice President and Chief Financial Officer
Youssef A. Blal, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Director
Neha Jha, 200 Park Avenue, New York, NY 10166	Director
Andrew J. Stocker, One Orange Way, Windsor, CT 06095-4774	Director and Senior Vice President
Curtis J. Heaser, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Director, Senior Vice President
Melissa A. O’Donnell, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Secretary
Jacques M. Longerstaey, 200 Park Avenue, NY, New York 10166	Executive Vice President, Chief Risk Officer
Marino Monti, Jr., One Orange Way, Windsor, CT 06095-4774	Chief Information Security Officer
Michelle P. Luk, 200 Park Avenue, New York, NY 10166	Senior Vice President and Treasurer
Tony D. Oh, 5780 Powers Ferry Road, N.W., Atlanta GA 30327-4390	Senior Vice President and Chief Accounting Officer
Kyle A. Puffer, One Orange Way, Windsor, CT 06095-4774	Senior Vice President
Matthew Toms, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Senior Vice President
Brian J. Baranowski, One Orange Way, Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Tingting Xiao, One Orange Way, Windsor, CT 06095-4774	Vice President and Appointed Actuary

*	These individuals may also be directors and/or officers of other affiliates of the Company.

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

VOYA FINANCIAL, INC.

HOLDING COMPANY SYSTEM

12-31-25

Voya Financial, Inc. (1000)

Non-Insurer (Delaware) FEIN: 52-1222820 | NAIC Group Code: 4832

OneAmerica Retirement Services LLC (5210)

Non-Insurer (Indiana) FEIN: 46-5378846

OneAmerica Investment Advisory Services LLC (5220)

Non-Insurer (Indiana) FEIN: 81-3920167

Benefitfocus, Inc. (5000)

Non-Insurer (Delaware) FEIN: 46-2346314

Benefitfocus.com, Inc. (5100)

Non-Insurer (South Carolina) FEIN: 57-1099948

BenefitStore, LLC (5120)

Non-Insurer (South Carolina) FEIN: 27-3519176

Tango Health, Inc. (5110)

Non-Insurer (Delaware) FEIN: 26-2060323

Pen-Cal Administrators, Inc. (4050)

Non-Insurer (California) FEIN: 94-2695108

Voya Nonqualified Plan Pay Services, LLC (1998)

Non-Insurer (Delaware) FEIN: 39-2624681

Voya Services Company (4000)

Non-Insurer (Delaware) FEIN: 52-1317217

Voya Payroll Management, Inc. (4100)

Non-Insurer (Delaware) FEIN: 52-2197204

Security Life Assignment Corporation (n/a)

Non-Insurer (Colorado) FEIN: 84-1437826

Voya Special Investments, Inc. (*a) (4550)

Non-Insurer (Delaware) FEIN: 85-1775946

Voya Global Services Private Limited (*b) (5310)

Non-Insurer (India)

VFI India Holdings LLC (5300)

Non-Insurer (Delaware) FEIN: 93-1766128

Voya Holdings Inc. (1050)

Non-Insurer (Connecticut) FEIN: 02-0488491

Voya Benefits Company, LLC (2050)

Non-Insurer (Delaware) FEIN: 83-0965809

Benefit Strategies, LLC (2060)

Non-Insurer (New Hampshire) FEIN: 26-0003294

Voya Financial Advisors, Inc. (2200)

Non-Insurer (Minnesota) FEIN: 41-0945505

VIM Holdings LLC (*c) (2261)

Non-Insurer (Delaware) FEIN: 88-3236443

Voya Investment Management LLC (2250 Class A / 2251 Class B)

Non-Insurer (Delaware) FEIN: 58-2361003

Voya Investment Management Co. LLC (3050 Class A / 3051 Class B)

Non-Insurer (Delaware) FEIN: 06-0888148

Voya Investment Trust Co. (3150)

Non-Insurer (Connecticut) FEIN: 06-1440627

Voya Investment Management (UK) Limited (3200 Class A / 3201 Class B)

Non-Insurer (United Kingdom)

Voya Investment Management Alternative Assets LLC (2550 Class A / 2551 Class B)

Non-Insurer (Delaware) FEIN: 13-4038444

Voya Alternative Asset Management Ireland Limited (2700)

Non-Insurer (Ireland)

Voya Alternative Asset Management LLC (2600 Class A / 2601 Class B)

Non-Insurer (Delaware) FEIN: 13-3863170

Voya Realty Group LLC (2650)

Non-Insurer (Delaware) FEIN: 13-4003969

VAAM (Cayman) Ltd. (2760)

Non-Insurer (Cayman Islands)

Voya Pomona Holdings LLC (3000)

Non-Insurer (Delaware) FEIN: 13-4152011

Pomona G.P. Holdings LLC (*d) (2750 Class A / 2751 Class B)

Non-Insurer (Delaware) FEIN: 13-4150600

Pomona Management LLC (2800 Class A / 2801 Class B)

Non-Insurer (Delaware) FEIN: 13-4149700

Voya Capital, LLC (2300)

Non-Insurer (Delaware) FEIN: 86-1020892

Voya Funds Services, LLC (2350)

Non-Insurer (Delaware) FEIN: 86-1020893

Voya Investments Distributor, LLC (2450)

Non-Insurer (Delaware) FEIN: 03-0485744

Voya Investments, LLC (2400)

Non-Insurer (Arizona) FEIN: 03-0402099

Oconee Real Estate Holdings IV – ARB LLC (*e)

Non-Insurer (Delaware) FEIN: 93-3381941

Oconee Real Estate Holdings V – CASC LLC (*f)

Non-Insurer (Delaware) FEIN: 93-4060472

Oconee Real Estate Holdings VI – GREEN LLC (*g)

Non-Insurer (Delaware) FEIN: 93-4037989

Oconee Real Estate Holdings VII – CANOPY LLC (*h)

Non-Insurer (Delaware) FEIN: 99-0609295

Oconee Real Estate Holdings X – OASIS LLC (*i)

Non-Insurer (Delaware) FEIN: 99-2189275

Oconee Real Estate Holdings XI – MARKET CENTER LLC (*j)

Non-Insurer (Delaware) FEIN: 99-3439272

Oconee Real Estate Holdings XII – RIVERSIDE LLC (*k)

Non-Insurer (Delaware) FEIN: 99-3455416

Oconee Real Estate Holdings XIV – FAIRVIEW LLC (*l)

Non-Insurer (Delaware) FEIN: 99-2177246

Oconee Real Estate Holdings XV – SPANISH COVE LLC (*m)

Non-Insurer (Delaware) FEIN: 39-4119163

Oconee Real Estate Holdings XVII – CROSSINGS LLC (*n)

Non-Insurer (Delaware) FEIN: 33-4830625

Oconee Real Estate Holdings XVIII – HOUSTON LLC (*o)

Non-Insurer (Delaware) FEIN: 99-2177246

VIM SLP Holdings Inc. (2270)

Non-Insurer (Delaware) FEIN: 33-2337236

VIM SLP Holdings LLC (2280)

Non-Insurer (Delaware) FEIN: 33-2315739

Voya Retirement Insurance and Annuity Company (1350)

Insurer (Connecticut) FEIN: 71-0294708 | NAIC 86509

Voya Financial Partners, LLC (1400)

Non-Insurer (Delaware) FEIN: 06-1375177

Voya Institutional Plan Services, LLC (1500)

Non-Insurer (Delaware) FEIN: 04-3516284

Voya Retirement Advisors, LLC (1550)

Non-Insurer (Delaware) FEIN: 22-1862786

Voya Institutional Trust Company (2100)

Non-Insurer (Connecticut) FEIN: 46-5416028

ReliaStar Life Insurance Company (1150)

Insurer (Minnesota) FEIN: 41-0451140 | NAIC: 67105

ReliaStar Life Insurance Company of New York (1250)

Insurer (New York) FEIN: 53-0242530 | NAIC: 61360

Voya Insurance Solutions, LLC (1650)

Non-Insurer (Connecticut) FEIN: 02-0488491

Voya Custom Investments LLC (3650)

Non-Insurer (Delaware) FEIN: 02-0488491

*a – Voya Special Investments, Inc. owned 0.2% by Voya Financial, Inc., 49.9% by Voya Retirement Insurance and Annuity Company and 49.9% by ReliaStar Life Insurance Company.

*b – Voya Global Services Private Limited is owned 99% by Voya Financial, Inc. and 1% by VFI India Holdings LLC.

*c – Voya Holdings Inc. holds a 76% economic stake, and a Non-Affiliate Member holds a 24% economic stake in VIM Holdings LLC’s class A shares and Voya Holdings Inc also holds a 100% economic stake in VIM Holdings LLC’s class B shares.

*d – Pomona G.P. Holdings LLC owned 50% by Voya Pomona Holdings LLC and 50% by Third Party Shareholders.

*e – Oconee Real Estate Holdings IV-ARB LLC owned 33% by Voya Retirement Insurance and Annuity Company, owned 16% by ReliaStar Life Insurance Company and owned 51% by non-Affiliate members.

*f – Oconee Real Estate Holdings V-CASC LLC owned 44.8% by Voya Retirement Insurance and Annuity Company and owned 55.2% by non-Affiliate members.

*g – Oconee Real Estate Holdings VI-GREEN LLC owned 38.5% by Voya Retirement Insurance and Annuity Company, owned 12.5% by ReliaStar Life Insurance Company and owned 49% by non-Affiliate members.

*h – Oconee Real Estate Holdings VII-CANOPY LLC owned 10.13% by Voya Retirement Insurance and Annuity Company and 89.87% by Non-Affiliate members.

*i – Oconee Real Estate Holdings X – OASIS LLC owned 100% by Voya Commercial Mortgage Originator, LLC.

*j – Oconee Real Estate Holdings XI – MARKET CENTER LLC owned 100% by Voya Commercial Mortgage Originator, LLC.

*k– Oconee Real Estate Holdings XII – RIVERSIDE LLC owned 22.31% by Voya Retirement Insurance and Annuity Company, owned 3.08% by ReliaStar Life Insurance Company and owned 74.61% by non-Affiliate members.

*l – Oconee Real Estate Holdings XIV – FAIRVIEW LLC owned 100% by Voya Commercial Mortgage Originator, LLC.

*m – Oconee Real Estate Holdings XV – SPANISH COVE LLC owned 100% by Voya Commercial Mortgage Originator, LLC.

*n– Oconee Real Estate Holdings XVII – CROSSINGS LLC owned 10% by Voya Retirement Insurance and Annuity Company and 90% by non—Affiliate members.

*o – Oconee Real Estate Holdings XVIII – HOUSTON LLC owned 100% by Voya Commercial Mortgage Originator, LLC.

Item 30. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-77d. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Directors and Officers Liability, Professional Liability (aka E&O) and Financial Institutions Bond (aka Fidelity), Employment Practices liability and Network Security (aka Cyber) insurance policies. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries.

Item 31. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act). Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter.

Name and Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie, One Orange Way, Windsor, CT 06095-4774	Director and Managing Director
Jonathan F. Reilly, One Orange Way, Windsor, CT, 06095-4774	Director
Stephen J. Easton, One Orange Way, Windsor, CT 06095-4774	Chief Compliance Officer
Frederick H. Bohn, One Orange Way, Windsor, CT 06095-4774	Chief Financial Officer
Jacques M. Longerstaey, 200 Park Avenue, New York, NY 10166	Executive Vice President, Chief Risk Officer
Michelle P. Luk, 200 Park Avenue, New York, NY 10166	Senior Vice President and Treasurer
Melissa A. O’Donnell, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Secretary
Marino Monti, Jr., One Orange Way, Windsor, CT 06095-4774	Chief Information Security Officer
M. Bishop Bastien, One Orange Way, Windsor, CT 06095-4774	Vice President
Philip A. Capodice, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
John (Teddy) T. Cordes, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Gavin T. Gruenberg, One Orange Way, Windsor, CT 06095-4774	Vice President
Mark E. Jackowitz, 22 Century Hill Drive, Suite 101, Latham, NY 12110	Vice President
Andrew M. Kallenberg, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President, Corporate Tax
David J. Linney, 2925 Richmond Avenue, Suite 1200, Houston, TX 77098	Vice President
Laurie A. Lombardo, One Orange Way, Windsor, CT 06095-4774	Vice President
Benjamin W. Moy, One Orange Way, Windsor, CT 06095-4774	Vice President
Gregory K. Springfield, One Orange Way, Windsor CT 06095-4774	Vice President
Tina M. Schultz, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Assistant Secretary
Devan P. Butler, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Tax Officer
Bill Kladis, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Tax Officer

(c)	Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Other Compensation*
Voya Financial Partners, LLC				$67,209,367.36

*	Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of Voya Retirement Insurance and Annuity Company during 2025.

Item 31A. Information about Contracts with Index-Linked Options and/or Fixed Options Subject to a Contract Adjustment

Name of the Contract	Number of Contracts outstanding	Total value attributable to the Index-Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Guaranteed Accumulation Account (“GAA”)	9,151 contracts	$448,638,717 as of 12/31/25	0	$4,745,380	$47,244,412	Yes

Item 32. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it, on behalf of Registrant, is provided in our most recent report filed on Form N-CEN.

Item 33. Management Services

Not applicable

Item 34. Fee Representation

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans. See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

Voya Retirement Insurance and Annuity Company represents that, with respect to the variable investment options, the fees and charges deducted under the Contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

With regard to Fixed Interest Options subject to a Contract Adjustment, the Company undertakes:

1.	To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any Prospectus required by section 10(a)(3) of the Securities Act; and
2.	That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 23rd day of April 2026.

VARIABLE ANNUITY ACCOUNT B OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)
/s/ Amelia J. Vaillancourt
Amelia J. Vaillancourt President (Principal Executive Officer)

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Insurance Company)
/s/ Amelia J. Vaillancourt
Amelia J. Vaillancourt President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Amelia J. Vaillancourt*	Director and President
Amelia J. Vaillancourt	(Principal Executive Officer)

Tony D. Oh*	Senior Vice President and Chief Accounting Officer
Tony D. Oh	(Chief Accounting Officer)
William T. Bainbridge*	Director, Senior Vice President and Chief Financial Officer
William T. Bainbridge	(Chief Financial Officer)
April 23, 2026
Curtis J. Heaser*	Director
Curtis J. Heaser

Andrew J. Stocker*	Director
Andrew J. Stocker

Youssef A. Blal*	Director
Youssef A. Blal

Jay S. Kaduson*	Director
Jay S. Kaduson

Neha Jha*	Director
Neha Jha

By:	/s/Tamara Saverine
Tamara Saverine
*Attorney-in-Fact

*	Executed by Tamara Saverine on behalf of those indicated pursuant to Powers of Attorney filed as an exhibit to the Registration Statement.

EXHIBIT INDEX

Exhibit No.	Exhibit

27(k)	Opinion and Consent of Counsel

27(l)	Consent of Independent Registered Public Accounting Firm

27(o)(1)	Initial Summary Prospectus for Installment Purchase Payment Account Contracts

27(o)(2)	Initial Summary Prospectus for Single Purchase Payment Account Contracts

27(p)	Powers of Attorney